UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Bond Portfolio
Voya Index Solution Income Portfolio
Voya Index Solution 2020 Portfolio
Voya Index Solution 2025 Portfolio
Voya Index Solution 2030 Portfolio
Voya Index Solution 2035 Portfolio
Voya Index Solution 2040 Portfolio
Voya Index Solution 2045 Portfolio
Voya Index Solution 2050 Portfolio
Voya Index Solution 2055 Portfolio
Voya Index Solution 2060 Portfolio
Voya Solution Aggressive Portfolio
Voya Solution Balanced Portfolio
Voya Solution Conservative Portfolio
Voya Solution Income Portfolio
Voya Solution Moderately Aggressive Portfolio
Voya Solution Moderately Conservative Portfolio
Voya Solution 2020 Portfolio
Voya Solution 2025 Portfolio
Voya Solution 2030 Portfolio
Voya Solution 2035 Portfolio
Voya Solution 2040 Portfolio
Voya Solution 2045 Portfolio
Voya Solution 2050 Portfolio
Voya Solution 2055 Portfolio
Voya Solution 2060 Portfolio
VY® American Century Small-Mid Cap Value Portfolio
VY® Baron Growth Portfolio
VY® Columbia Contrarian Core Portfolio
VY® Columbia Small Cap Value II Portfolio
VY® Invesco Comstock Portfolio
VY® Invesco Equity and Income Portfolio
VY® JPMorgan Mid Cap Value Portfolio
VY® Oppenheimer Global Portfolio
VY® Pioneer High Yield Portfolio
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
VY® T. Rowe Price Growth Equity Portfolio
VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.6%
			Brazil: 0.5%
	900,000		Petrobras Global Finance BV, 8.750%, 05/23/26	$1,083,375	0.5

			Canada: 0.2%
	178,000	(1),(2)	Cenovus Energy, Inc., 4.250%, 04/15/27	176,753	0.1
	324,000		Goldcorp, Inc., 3.700%, 03/15/23	337,525	0.1
				514,278	0.2

			China: 0.3%
	601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	623,853	0.3

			France: 0.8%
	294,000		BPCE SA, 2.500%, 12/10/18	296,441	0.1
	287,000	(2)	BPCE SA, 5.150%, 07/21/24	309,740	0.2
	226,000	(2)	Electricite de France SA, 2.350%, 10/13/20	227,367	0.1
	940,000	(2)	SFR Group SA, 6.000%, 05/15/22	983,475	0.4
				1,817,023	0.8

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	723,767	0.3

			Ireland: 0.3%
	282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	307,968	0.1
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	365,307	0.2
				673,275	0.3

			Israel: 0.1%
	345,000	(1)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	318,540	0.1

			Japan: 0.6%
	790,000	(2)	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	792,316	0.4
	200,000	(2)	Mizuho Bank Ltd., 3.200%, 03/26/25	202,034	0.1
	300,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	311,916	0.1
				1,306,266	0.6

			Luxembourg: 0.2%
	350,000	(2)	Altice Financing SA, 6.625%, 02/15/23	371,875	0.2
	130,000	(2)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	137,475	0.0
				509,350	0.2

			Mexico: 0.0%
MXN	1,007,437	(3)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/34	–	–
MXN	113,757	(4)	JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	6,104	0.0
				6,104	0.0

			Netherlands: 0.7%
	269,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	288,261	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/25	707,042	0.3
	361,000		Shell International Finance BV, 4.000%, 05/10/46	365,816	0.2
	300,000	(2)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	284,010	0.1
				1,645,129	0.7

			Norway: 0.2%
	380,000		Statoil ASA, 2.450%, 01/17/23	379,459	0.2

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	78,291	0.0

			Sweden: 0.1%
	298,000	(2)	Nordea Bank AB, 5.500%, 09/29/49	307,521	0.1

			Switzerland: 0.3%
	400,000	(2)	Credit Suisse AG, 6.500%, 08/08/23	453,028	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	295,313	0.1
				748,341	0.3

			United Kingdom: 1.4%
	230,000	(2)	Anglo American Capital PLC, 4.750%, 04/10/27	240,332	0.1
	283,000		Aon PLC, 2.800%, 03/15/21	284,347	0.1
	530,000		BP Capital Markets PLC, 3.216%, 11/28/23	543,178	0.2
	200,000	(2)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27	197,983	0.1
	239,000	(2)	Santander UK Group Holdings PLC, 5.625%, 09/15/45	279,237	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/20	1,009,773	0.5
	400,000	(1),(2)	Standard Chartered PLC, 4.300%, 02/19/27	409,051	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Kingdom: (continued)
200,000	(2)	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	$209,000	0.1
			3,172,901	1.4

		United States: 16.6%
424,000		21st Century Fox America, Inc., 4.500%, 02/15/21	454,024	0.2
338,000		21st Century Fox America, Inc., 5.400%, 10/01/43	392,950	0.2
150,000		AbbVie, Inc., 3.600%, 05/14/25	155,714	0.1
321,000		AbbVie, Inc., 4.300%, 05/14/36	337,917	0.1
53,000		Aetna, Inc., 2.800%, 06/15/23	53,334	0.0
195,000	(1)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	192,075	0.1
233,000		American Tower Corp., 3.500%, 01/31/23	241,239	0.1
70,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	75,250	0.0
432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	439,250	0.2
555,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	574,942	0.2
121,000		Apple, Inc., 2.850%, 05/11/24	122,528	0.1
295,000		AT&T, Inc., 3.000%, 06/30/22	298,177	0.1
299,000		AT&T, Inc., 5.150%, 03/15/42	303,086	0.1
430,000		AT&T, Inc., 5.450%, 03/01/47	456,305	0.2
368,000		Bank of America Corp., 3.300%, 01/11/23	377,148	0.2
226,000		Bank of America Corp., 3.875%, 08/01/25	236,893	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	488,145	0.2
309,000		Bank of America Corp., 4.000%, 04/01/24	326,624	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	410,263	0.2
300,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	336,040	0.1
300,000	(2)	Builders FirstSource, Inc., 5.625%, 09/01/24	318,375	0.1
540,000	(2)	Calpine Corp., 6.000%, 01/15/22	560,925	0.2
395,000		CBRE Services, Inc., 5.250%, 03/15/25	433,510	0.2
216,000		CBS Corp., 3.700%, 08/15/24	222,078	0.1
249,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	257,715	0.1
75,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	79,125	0.0
501,000		Celgene Corp., 4.000%, 08/15/23	536,646	0.2
472,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	498,995	0.2
195,000	(1)	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	193,050	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/24	600,093	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/25	527,062	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	764,099	0.3
165,000		Comcast Corp., 2.350%, 01/15/27	154,129	0.1
240,000		Comcast Corp., 4.250%, 01/15/33	258,408	0.1
185,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/27	185,925	0.1
562,000	(2)	Cox Communications, Inc., 2.950%, 06/30/23	553,758	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	790,988	0.3
177,000	(2)	Dell International LLC / EMC Corp., 4.420%, 06/15/21	185,971	0.1
480,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	527,081	0.2
313,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	348,060	0.2
442,000		Discover Bank, 7.000%, 04/15/20	487,689	0.2
147,000		Eastman Chemical Co., 2.700%, 01/15/20	148,826	0.1
1,026,000		Energy Transfer L.P., 4.900%, 02/01/24	1,089,351	0.5
558,000		Entergy Corp., 5.125%, 09/15/20	596,913	0.3
238,000		Envision Healthcare Corp., 5.625%, 07/15/22	249,007	0.1
385,000	(2)	ESH Hospitality, Inc., 5.250%, 05/01/25	398,956	0.2
318,000		Fifth Third Bancorp, 8.250%, 03/01/38	484,704	0.2
200,000	(2)	First Data Corp., 5.750%, 01/15/24	210,000	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/23	563,316	0.2
205,000		General Electric Co., 6.750%, 03/15/32	285,143	0.1
322,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	332,880	0.1
192,000		Gilead Sciences, Inc., 2.950%, 03/01/27	190,368	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	241,466	0.1
810,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/22	819,352	0.4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
35,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	$36,119	0.0
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	825,212	0.4
118,000		Hess Corp., 5.800%, 04/01/47	121,176	0.1
115,000	(2)	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	119,600	0.1
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,114,884	0.5
102,000	(1)	International Business Machines Corp., 3.300%, 01/27/27	103,662	0.0
570,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	574,275	0.2
245,000	(4)	Jefferson Smurfit Escrow	–	–
357,000		JPMorgan Chase & Co., 2.550%, 03/01/21	360,663	0.2
478,000	(1)	JPMorgan Chase & Co., 6.000%, 02/01/66	521,020	0.2
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	231,593	0.1
317,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	304,543	0.1
342,000		Kroger Co/The, 4.450%, 02/01/47	323,950	0.1
335,000		Level 3 Communications, Inc., 5.750%, 12/01/22	346,725	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/22	388,427	0.2
170,000		MGM Resorts International, 4.625%, 09/01/26	172,975	0.1
372,000		Morgan Stanley, 3.750%, 02/25/23	388,598	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	646,792	0.3
240,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	247,848	0.1
625,000		Netflix, Inc., 5.750%, 03/01/24	682,812	0.3
438,000		Newell Brands, Inc., 2.875%, 12/01/19	444,895	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	395,000	0.2
175,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	181,781	0.1
235,000		Nordstrom, Inc., 5.000%, 01/15/44	231,632	0.1
200,000	(2)	Novelis Corp., 5.875%, 09/30/26	203,500	0.1
220,000		Occidental Petroleum Corp., 4.625%, 06/15/45	241,044	0.1
349,000		Oracle Corp., 2.950%, 05/15/25	352,152	0.2
150,000		O'Reilly Automotive, Inc., 3.600%, 09/01/27	150,146	0.1
110,000	(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	121,756	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/26	232,814	0.1
460,000		Philip Morris International, Inc., 4.250%, 11/10/44	480,818	0.2
400,000	(2)	Post Holdings, Inc., 5.000%, 08/15/26	400,250	0.2
230,000		Qualcomm, Inc., 2.600%, 01/30/23	230,636	0.1
220,000		Qualcomm, Inc., 3.250%, 05/20/27	222,051	0.1
280,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	293,695	0.1
280,000		Energy Transfer L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	289,520	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/43	342,133	0.1
117,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	118,370	0.1
175,000	(2)	Sirius XM Radio, Inc., 5.375%, 04/15/25	185,063	0.1
95,000	(2)	Six Flags Entertainment Corp., 4.875%, 07/31/24	96,900	0.0
195,000	(2)	Six Flags Entertainment Corp., 5.500%, 04/15/27	200,363	0.1
185,000		SLM Corp., 5.125%, 04/05/22	190,550	0.1
235,000	(2)	Standard Industries, Inc./NJ, 5.000%, 02/15/27	245,575	0.1
245,000	(4)	Stone Webster Escrow	–	–
185,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	188,700	0.1
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	107,427	0.0
445,000		Synchrony Financial, 4.250%, 08/15/24	463,293	0.2
272,000		Time Warner Cable LLC, 5.875%, 11/15/40	299,307	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	589,460	0.3
100,000		United Rentals North America, Inc., 5.500%, 07/15/25	107,745	0.0
380,000	(2)	Univision Communications, Inc., 5.125%, 02/15/25	384,275	0.2
505,000	(2)	Valeant Pharmaceuticals International, 7.250%, 07/15/22	494,269	0.2
230,000		Verizon Communications, Inc., 4.125%, 03/16/27	240,495	0.1
270,000		Verizon Communications, Inc., 5.012%, 08/21/54	272,217	0.1
252,000		Viacom, Inc., 4.375%, 03/15/43	217,761	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
785,000		Visa, Inc., 3.150%, 12/14/25	$804,511	0.3
599,000		Wells Fargo & Co., 4.100%, 06/03/26	623,057	0.3
			38,519,903	16.6

	Total Corporate Bonds/Notes (Cost $50,733,149)		52,427,376	22.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
		United States: 13.3%
451,349		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.370%, 05/25/36	425,449	0.2
324,706		Alternative Loan Trust 2005-51 3A2A, 2.179%, (1.000*12MTA + 1.290%), 11/20/35	316,383	0.1
105,252		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	87,579	0.0
635,495		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/35	637,744	0.3
139,081		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.270%, 05/25/35	139,820	0.1
404,090		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	385,714	0.2
92,796		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/35	92,672	0.0
88,337		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/35	88,750	0.0
425,806		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	394,755	0.2
69,826		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.737%, (1.000*US0001M + 0.500%), 11/25/35	43,262	0.0
23,215	(2)	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 1.737%, (1.000*US0001M + 0.500%), 01/27/37	103,257	0.1
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.237%, (1.000*US0001M + 3.000%), 10/25/29	515,780	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.437%, (1.000*US0001M + 2.200%), 01/25/30	494,031	0.2
87,310	(5)	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/32	20,632	0.0
43,705	(5)	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/33	10,387	0.0
178,252	(5)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/24	30,878	0.0
28,076	(5)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/28	6,455	0.0
231,500	(5)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/32	50,692	0.0
37,580	(5)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/33	7,871	0.0
36,513	(5)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/33	8,834	0.0
45,384	(5)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/33	9,988	0.0
19,215	(5)	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/35	3,557	0.0
20,356	(5)	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/35	4,349	0.0
592,567	(5)	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/43	101,825	0.0
914,993	(5)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/33	129,036	0.1
14,655		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/29	16,265	0.0
21,605		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/29	24,157	0.0
19,627		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/32	21,967	0.0
89,701	(5)	Fannie Mae REMIC Trust 2002-12 SB, 6.513%, (-1.000*US0001M + 7.750%), 07/25/31	18,628	0.0
51,628	(5)	Fannie Mae REMIC Trust 2002-2 SW, 6.513%, (-1.000*US0001M + 7.750%), 02/25/32	11,027	0.0
23,372		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/32	26,546	0.0
9,224		Fannie Mae REMIC Trust 2002-29 F, 2.237%, (1.000*US0001M + 1.000%), 04/25/32	9,453	0.0
33,875	(5)	Fannie Mae REMIC Trust 2002-41 S, 6.713%, (-1.000*US0001M + 7.950%), 07/25/32	6,652	0.0
2,838		Fannie Mae REMIC Trust 2002-64 FJ, 2.237%, (1.000*US0001M + 1.000%), 04/25/32	2,909	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
6,085		Fannie Mae REMIC Trust 2002-68 FH, 1.734%, (1.000*US0001M + 0.500%), 10/18/32	$6,114	0.0
1,019,173	(5)	Fannie Mae REMIC Trust 2002-77 JS, 6.766%, (-1.000*US0001M + 8.000%), 12/18/32	212,636	0.1
27,345		Fannie Mae REMIC Trust 2002-84 FB, 2.237%, (1.000*US0001M + 1.000%), 12/25/32	27,992	0.0
27,342		Fannie Mae REMIC Trust 2003-11 FA, 2.237%, (1.000*US0001M + 1.000%), 09/25/32	27,989	0.0
5,835		Fannie Mae REMIC Trust 2003-116 FA, 1.637%, (1.000*US0001M + 0.400%), 11/25/33	5,842	0.0
34,893	(5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/33	8,838	0.0
27,043	(5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/33	6,324	0.0
20,982	(5)	Fannie Mae REMIC Trust 2003-52 NS, 5.863%, (-1.000*US0001M + 7.100%), 06/25/23	1,867	0.0
141,314	(5)	Fannie Mae REMIC Trust 2004-56 SE, 6.313%, (-1.000*US0001M + 7.550%), 10/25/33	30,180	0.0
39,131		Fannie Mae REMIC Trust 2005-25 PS, 22.716%, (-4.400*US0001M + 28.160%), 04/25/35	64,717	0.0
18,050	(5)	Fannie Mae REMIC Trust 2005-40 SB, 5.513%, (-1.000*US0001M + 6.750%), 05/25/35	2,824	0.0
88,528		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/25	91,928	0.0
112,127		Fannie Mae REMIC Trust 2005-74 DK, 19.051%, (-4.000*US0001M + 24.000%), 07/25/35	180,605	0.1
374,767		Fannie Mae REMIC Trust 2005-87 SB, 19.297%, (-3.667*US0001M + 23.833%), 10/25/35	583,884	0.3
309,131		Fannie Mae REMIC Trust 2006-104 ES, 27.264%, (-5.000*US0001M + 33.450%), 11/25/36	551,163	0.2
18,780		Fannie Mae REMIC Trust 2006-11 PS, 20.030%, (-3.667*US0001M + 24.567%), 03/25/36	29,911	0.0
51,825		Fannie Mae REMIC Trust 2006-46 SW, 19.663%, (-3.667*US0001M + 24.199%), 06/25/36	80,722	0.0
292,364	(5)	Fannie Mae REMIC Trust 2006-51 SA, 5.333%, (-1.000*US0001M + 6.570%), 06/25/36	52,285	0.0
95,869	(5)	Fannie Mae REMIC Trust 2006-90 SX, 5.993%, (-1.000*US0001M + 7.230%), 09/25/36	18,636	0.0
11,073,053	(5)	Fannie Mae REMIC Trust 2007-116 DI, 4.703%, (-1.000*US0001M + 5.940%), 01/25/38	1,879,826	0.8
89,074	(5)	Fannie Mae REMIC Trust 2007-88 XI, 5.303%, (-1.000*US0001M + 6.540%), 06/25/37	16,854	0.0
1,395,201	(5)	Fannie Mae REMIC Trust 2007-89 SB, 5.313%, (-1.000*US0001M + 6.550%), 09/25/37	263,925	0.1
2,488,368	(5)	Fannie Mae REMIC Trust 2007-94 SG, 5.213%, (-1.000*US0001M + 6.450%), 10/25/37	445,132	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 18.814%, (-5.000*US0001M + 25.000%), 10/25/40	574,787	0.3
159,544		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/40	167,719	0.1
4,367,460	(5)	Fannie Mae REMIC Trust 2011-55 SK, 5.323%, (-1.000*US0001M + 6.560%), 06/25/41	845,247	0.4
3,478,016	(5)	Fannie Mae REMIC Trust 2011-86 NS, 4.713%, (-1.000*US0001M + 5.950%), 09/25/41	538,841	0.2
2,429,515	(5)	Fannie Mae REMIC Trust 2012-10 US, 5.213%, (-1.000*US0001M + 6.450%), 02/25/42	357,536	0.2
1,756,027	(5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/42	253,588	0.1
5,760,139	(5)	Fannie Mae REMIC Trust 2012-133 PS, 4.963%, (-1.000*US0001M + 6.200%), 03/25/42	790,024	0.3
2,687,997	(5)	Fannie Mae REMIC Trust 2012-144 SB, 4.863%, (-1.000*US0001M + 6.100%), 01/25/43	625,819	0.3
3,232,192	(5)	Fannie Mae REMIC Trust 2012-27 SB, 4.743%, (-1.000*US0001M + 5.980%), 11/25/41	433,610	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, (-16.000*US0001M + 64.000%), 05/25/43	28,262	0.0
1,828,076	(5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/33	246,446	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
10,781,870	(5)	Freddie Mac 3502 DL, 4.766%, (-1.000*US0001M + 6.000%), 01/15/39	$1,778,535	0.8
54,562		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/22	59,454	0.0
31,676		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/24	34,472	0.0
66,774		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/26	74,670	0.0
11,537	(5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/28	2,614	0.0
59,585	(5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/28	12,663	0.0
29,447		Freddie Mac REMIC Trust 2122 F, 1.684%, (1.000*US0001M + 0.450%), 02/15/29	29,532	0.0
98,951	(5)	Freddie Mac REMIC Trust 2134 SB, 6.466%, (-1.000*US0001M + 7.700%), 03/15/29	16,615	0.0
106,554	(5)	Freddie Mac REMIC Trust 2136 SG, 6.416%, (-1.000*US0001M + 7.650%), 03/15/29	18,863	0.0
137,754	(5)	Freddie Mac REMIC Trust 2177 SB, 7.716%, (-1.000*US0001M + 8.950%), 08/15/29	29,274	0.0
14,928		Freddie Mac REMIC Trust 2344 FP, 2.184%, (1.000*US0001M + 0.950%), 08/15/31	15,342	0.0
7,571		Freddie Mac REMIC Trust 2412 GF, 2.184%, (1.000*US0001M + 0.950%), 02/15/32	7,781	0.0
59,127		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/32	66,679	0.0
43,923		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/32	51,343	0.0
8,120		Freddie Mac REMIC Trust 2464 FI, 2.234%, (1.000*US0001M + 1.000%), 02/15/32	8,315	0.0
8,329		Freddie Mac REMIC Trust 2470 LF, 2.234%, (1.000*US0001M + 1.000%), 02/15/32	8,530	0.0
11,474		Freddie Mac REMIC Trust 2471 FD, 2.234%, (1.000*US0001M + 1.000%), 03/15/32	11,754	0.0
9,328		Freddie Mac REMIC Trust 2504 FP, 1.734%, (1.000*US0001M + 0.500%), 03/15/32	9,377	0.0
36,704		Freddie Mac REMIC Trust 2551 LF, 1.734%, (1.000*US0001M + 0.500%), 01/15/33	36,871	0.0
108,634		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/23	114,336	0.1
470,167		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/34	511,974	0.2
396,877		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/34	432,898	0.2
75,375		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667*US0001M + 44.667%), 05/15/35	85,433	0.0
87,226	(5)	Freddie Mac REMIC Trust 3004 SB, 4.916%, (-1.000*US0001M + 6.150%), 07/15/35	11,224	0.0
17,610		Freddie Mac REMIC Trust 3025 SJ, 20.224%, (-3.667*US0001M + 24.750%), 08/15/35	27,132	0.0
1,145,380	(5)	Freddie Mac REMIC Trust 3223 S, 4.716%, (-1.000*US0001M + 5.950%), 10/15/36	152,976	0.1
2,974,306	(5)	Freddie Mac REMIC Trust 3505 SA, 4.766%, (-1.000*US0001M + 6.000%), 01/15/39	498,208	0.2
3,341,188	(5)	Freddie Mac REMIC Trust 3702 S, 3.216%, (-1.000*US0001M + 4.450%), 05/15/36	312,229	0.1
3,037,664	(5)	Freddie Mac REMIC Trust 3710 SL, 4.766%, (-1.000*US0001M + 6.000%), 05/15/36	171,646	0.1
336,005	(5)	Freddie Mac REMIC Trust 3803 SG, 5.366%, (-1.000*US0001M + 6.600%), 08/15/28	9,640	0.0
3,412,638	(5)	Freddie Mac REMIC Trust 3925 SD, 4.816%, (-1.000*US0001M + 6.050%), 07/15/40	432,126	0.2
1,756,145	(5)	Freddie Mac REMIC Trust 4136 SW, 5.016%, (-1.000*US0001M + 6.250%), 11/15/32	300,108	0.1
768,703	(5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/43	140,743	0.1
11,814,662	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	2,067,166	0.9
1,385,070	(5)	Freddie Mac Series 4120 IK, 3.000%, 10/15/32	179,941	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.937%, (1.000*US0001M + 4.700%), 04/25/28	115,075	0.1
400,000	(6)	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.734%, (1.000*US0001M + 2.500%), 03/25/30	400,480	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.887%, (1.000*US0001M + 2.650%), 12/25/29	602,971	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	500,456		Ginnie Mae Series 2007-8 SP, 18.041%, (-3.242*US0001M + 22.048%), 03/20/37	$733,969	0.3
	3,281,067	(5)	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	156,363	0.1
	2,788,016	(5)	Ginnie Mae Series 2010-68 MS, 4.614%, (-1.000*US0001M + 5.850%), 06/20/40	423,338	0.2
	1,963,606	(5)	Ginnie Mae Series 2012-97 SC, 5.466%, (-1.000*US0001M + 6.700%), 07/16/41	347,242	0.2
	296,847		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.447%, (1.000*US0001M + 0.210%), 04/25/36	273,445	0.1
	83,417		GSR Mortgage Loan Trust 2005-AR6 1A4, 3.297%, 09/25/35	85,975	0.0
	738,673		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.447%, (1.000*US0001M + 0.210%), 04/25/46	675,991	0.3
	692,665		JP Morgan Mortgage Trust 2005-A4 B1, 3.505%, 07/25/35	622,237	0.3
	114,985		JP Morgan Mortgage Trust 2007-A1 7A1, 3.567%, 07/25/35	115,244	0.1
	299,432	(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.890%, 08/25/47	301,603	0.1
	163,935		Lehman XS Trust Series 2005-5N 1A2, 1.597%, (1.000*US0001M + 0.360%), 11/25/35	146,435	0.1
	129,536		MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.651%, 04/25/36	129,078	0.1
	200,000	(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	196,222	0.1
	483		RALI Series Trust 2005-QA4 A32, 3.847%, 04/25/35	9	0.0
	2,604,812		RALI Series Trust 2006-QO1 X2, 2.004%, 02/25/46	240,609	0.1
	794,277		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	510,014	0.2
	9,281,842	(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.030%, 08/25/45	333,780	0.2
	59,609		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.039%, 10/25/36	58,233	0.0
	962,641		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 2.859%, 12/25/36	939,063	0.4
	225,197		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.215%, 08/25/46	213,836	0.1
	453,635		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.072%, 12/25/36	432,541	0.2
	129,330		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.798%, 04/25/37	115,392	0.1
	152,943		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.667%, (1.000*US0001M + 0.430%), 06/25/37	121,761	0.1
	71,624		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.183%, 02/25/34	73,518	0.0
	192,331		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/36	194,141	0.1
	237,384		Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.479%, 10/25/36	232,407	0.1
	51,201		Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 3.479%, 10/25/36	50,127	0.0
	299,949		Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 3.332%, 05/25/36	289,745	0.1
	289,522		Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.172%, 04/25/36	286,662	0.1

		Total Collateralized Mortgage Obligations (Cost $29,108,484)		30,837,347	13.3

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	5,227,422	(4)	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	40,049	0.0

		Total Structured Products (Cost $186,659)		40,049	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.2%
			Federal Home Loan Mortgage Corporation: 0.6%(7)
	225,734		4.000%, 09/01/45	237,859	0.1
	348,190		4.000%, 09/01/45	366,892	0.2
	185,938		4.000%, 09/01/45	195,926	0.1
	125,477		4.000%, 09/01/45	132,216	0.1
	268,223		4.000%, 05/01/46	282,630	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal Home Loan Mortgage Corporation: (continued)
	2,267		5.000%, 01/01/20	$2,344	0.0
	9,212		5.000%, 02/01/20	9,516	0.0
	13,078		5.000%, 12/01/34	14,353	0.0
	43,164		6.000%, 02/01/34	49,003	0.0
	7,848		6.500%, 02/01/22	8,462	0.0
	9,867		6.500%, 09/01/22	10,618	0.0
	3,416		6.500%, 08/01/32	3,836	0.0
	7,065		6.500%, 07/01/34	7,838	0.0
	6,540		6.500%, 07/01/34	7,253	0.0
				1,328,746	0.6

			Federal National Mortgage Association: 0.6%(7)
	74,752		2.500%, 06/01/30	75,550	0.0
	109,348		2.500%, 06/01/30	110,515	0.1
	44,607		2.500%, 07/01/30	45,083	0.0
	185,659		3.457%, (US0012M + 1.777%), 10/01/36	196,318	0.1
	212,168		4.000%, 05/01/45	223,643	0.1
	85,372		5.000%, 06/01/41	93,318	0.1
	6,362		5.500%, 09/01/19	6,491	0.0
	5,908		5.500%, 09/01/19	6,021	0.0
	26,358		5.500%, 09/01/24	29,144	0.0
	3,732		6.000%, 05/01/21	3,868	0.0
	105,035		6.000%, 11/01/34	120,082	0.1
	163,872		6.000%, 04/01/35	187,233	0.1
	75,096		6.500%, 12/01/29	85,461	0.0
	31,497		6.500%, 01/01/34	36,196	0.0
	906		7.000%, 04/01/33	1,038	0.0
	23,823		7.500%, 09/01/32	28,209	0.0
	56,433		7.500%, 01/01/33	66,772	0.0
				1,314,942	0.6

			Government National Mortgage Association: 0.0%
	46,492		5.000%, 04/15/34	51,210	0.0
	20,340		6.500%, 02/20/35	23,701	0.0
				74,911	0.0

		Total U.S. Government Agency Obligations (Cost $2,658,023)		2,718,599	1.2

FOREIGN GOVERNMENT BONDS: 7.0%
			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	770,309	0.3

			Germany: 1.3%
EUR	1,080,000		Bundesrepublik Deutschland, 0.300%, 08/15/26	1,242,596	0.5
EUR	560,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	862,535	0.4
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	13,317	0.0
EUR	810,000		Bundesschatzanweisungen, -0.740%, 12/14/18	965,945	0.4
				3,084,393	1.3

			Indonesia: 0.1%
IDR	1,589,000,000		Indonesia Treasury Bond, 7.500%, 08/15/32	123,844	0.1

			Italy: 3.0%
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	6,992,939	3.0

			Russia: 0.4%
RUB	51,720,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	900,337	0.4

			Spain: 1.9%
EUR	3,500,000	(2)	Spain Government Bond, 1.950%, 04/30/26	4,352,348	1.9

		Total Foreign Government Bonds (Cost $15,610,929)		16,224,170	7.0

ASSET-BACKED SECURITIES: 3.9%
			Cayman Islands: 3.5%
	350,000	(2)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.304%, (1.000*US0003M + 2.000%), 10/15/27	352,604	0.2
	240,000	(2)	Apidos CLO XI 2012-11A BR, 3.254%, (1.000*US0003M + 1.950%), 01/17/28	241,638	0.1
	210,000	(2)	Apidos CLO XVII 2014-17A A2R, 3.154%, (1.000*US0003M + 1.850%), 04/17/26	210,575	0.1
	370,000	(2)	Apidos CLO XVII 2014-17A BR, 3.804%, (1.000*US0003M + 2.500%), 04/17/26	371,416	0.2
	250,000	(2)	Avery Point IV CLO Ltd. 2014-1A CR, 3.664%, (1.000*US0003M + 2.350%), 04/25/26	251,210	0.1
	250,000	(2)	Babson CLO Ltd. 2014-IA BR, 3.507%, (1.000*US0003M + 2.200%), 07/20/25	250,800	0.1
	510,000	(2)	BlueMountain CLO 2012-2A BR, 3.216%, (1.000*US0003M + 1.900%), 11/20/28	513,371	0.2
	330,000	(2)	BlueMountain CLO 2014-4A B1R, 3.167%, (1.000*US0003M + 1.850%), 11/30/26	331,914	0.2
	300,000	(2)	BlueMountain CLO 2014-4A CR, 3.867%, (1.000*US0003M + 2.550%), 11/30/26	302,602	0.1
	640,000	(2)	Bristol Park CLO Ltd. 2016-1A B, 3.204%, (1.000*US0003M + 1.900%), 04/15/29	643,935	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
290,000	(2)	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.207%, (1.000*US0003M + 1.900%), 01/20/29	$292,142	0.1
250,000	(2)	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.467%, (1.000*US0003M + 2.150%), 07/27/26	251,748	0.1
250,000	(2)	Cedar Funding II CLO Ltd. 2013-1A CR, 3.667%, (1.000*US0003M + 2.350%), 06/09/30	251,034	0.1
500,000	(2)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.563%, (1.000*US0003M + 2.250%), 07/23/30	501,912	0.2
520,000	(2)	Dryden 33 Senior Loan Fund 2014-33A BR, 3.154%, (1.000*US0003M + 1.850%), 10/15/28	523,400	0.2
250,000	(2)	Madison Park Funding XI Ltd. 2013-11A CR, 3.513%, (1.000*US0003M + 2.200%), 07/23/29	251,073	0.1
250,000	(2)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.404%, (1.000*US0003M + 2.100%), 04/15/26	250,270	0.1
250,000	(2)	Palmer Square CLO 2015-2A BR Ltd., 3.707%, (1.000*US0003M + 2.400%), 07/20/30	249,974	0.1
575,000	(2)	Palmer Square Loan Funding 2017-1A D Ltd., 6.170%, (1.000*US0003M + 4.850%), 10/15/25	574,974	0.3
266,000	(2),(4),(6)	Recette CLO Ltd. 2015-1A CR, 3.063%, (1.000*US0003M + 1.700%), 10/20/27	266,000	0.1
420,000	(2)	Shackleton CLO Ltd. 2016-9A A, 2.807%, (1.000*US0003M + 1.500%), 10/20/28	423,993	0.2
250,000	(2)	Thacher Park CLO Ltd. 2014-1A CR, 3.507%, (1.000*US0003M + 2.200%), 10/20/26	251,052	0.1
560,000	(2)	THL Credit Wind River CLO Ltd. 2017-3A C, 3.439%, (1.000*US0003M + 2.200%), 10/15/30	561,103	0.2
			8,118,740	3.5

		United States: 0.4%
357,570		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.034%, 03/25/36	263,500	0.1
640,000	(2)	OHA Loan Funding Ltd. 2016-1A B1, 3.107%, (1.000*US0003M + 1.800%), 01/20/28	641,242	0.3
			904,742	0.4

	Total Asset-Backed Securities (Cost $8,989,626)		9,023,482	3.9

U.S. TREASURY OBLIGATIONS: 6.3%
		U.S. Treasury Bonds: 1.0%
2,317,000		3.000%, 05/15/47	2,382,890	1.0

		U.S. Treasury Notes: 5.3%
–	(1)	1.250%, 08/31/19	–	–
30,000		1.250%, 10/31/21	29,324	0.0
1,818,000		1.375%, 09/30/19	1,814,165	0.8
2,688,000	(1)	1.375%, 09/15/20	2,669,153	1.1
–	(1)	1.625%, 08/31/22	–	–
220,000		1.625%, 10/31/23	214,444	0.1
1,048,000		1.875%, 09/30/22	1,045,408	0.5
–	(1)	1.875%, 08/31/24	–	–
1,080,000		2.125%, 09/30/24	1,079,998	0.5
5,316,000	(1)	2.250%, 08/15/27	5,278,103	2.3
			12,130,595	5.3

	Total U.S. Treasury Obligations (Cost $14,597,474)		14,513,485	6.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.5%
		United States: 9.5%
7,028,190	(5)	BANK 2017-BNK5 XA, 1.248%, 06/15/60	526,976	0.2
900,000	(2)	BANK 2017-BNK6 E, 2.795%, 07/15/60	535,888	0.2
270,209		Banc of America Commercial Mortgage Trust 2007-3 B, 5.883%, 06/10/49	272,644	0.1
390,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.883%, 06/10/49	394,489	0.2
8,879,102	(5)	Banc of America Commercial Mortgage Trust 2017-BNK3 XA, 1.298%, 02/15/50	698,970	0.3
8,020,000	(2),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	335,039	0.1
2,072,416	(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.693%, 02/15/50	222,821	0.1
440,000	(2)	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	454,528	0.2
140,000	(2)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	132,526	0.1
409,583	(2)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	413,035	0.2
1,875,691	(5)	CD 2016-CD1 Mortgage Trust XA, 1.573%, 08/10/49	176,577	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
8,993,015	(5)	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.940%, 12/10/54	$506,595	0.2
210,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/50	209,450	0.1
3,473,206	(5)	COMM 2012-CR1 XA, 2.057%, 05/15/45	244,197	0.1
10,248,041	(2),(5)	COMM 2012-LTRT XA, 1.150%, 10/05/30	391,537	0.2
10,317,640	(5)	COMM 2013-CCRE13 XA, 1.083%, 11/12/46	365,588	0.2
14,328,517	(5)	COMM 2014-CR16 XA, 1.345%, 04/10/47	683,648	0.3
570,000		COMM 2016-COR1 C, 4.542%, 10/10/49	574,475	0.2
4,473,774	(5)	COMM 2016-CR28 XA, 0.400%, 02/10/49	185,934	0.1
1,000,000		COMM 2017-COR2 C, 4.563%, 09/10/50	1,003,542	0.4
259,626	(2)	Commercial Mortgage Trust 2004-GG1 F, 6.593%, 06/10/36	259,723	0.1
4,628	(2)	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	4,616	0.0
13,560,000	(5)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.905%, 09/15/50	725,308	0.3
290,000	(2)	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	236,386	0.1
2,151,576	(2),(5)	DBUBS 2011-LC1A XA, 0.747%, 11/10/46	36,696	0.0
210,000	(2)	DBUBS 2011-LC2A D, 5.727%, 07/10/44	221,063	0.1
3,560,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.781%, 11/25/44	465,966	0.2
8,435,903	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K018 X1, 1.522%, 01/25/22	401,147	0.2
10,000,000	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	917,406	0.4
28,688,149	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.866%, 05/25/19	648,344	0.3
4,423,190	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.675%, 08/25/40	128,874	0.1
41,416,540	(2),(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	137,892	0.1
100,000	(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	89,754	0.0
2,388,288	(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.421%, 05/10/45	155,968	0.1
1,350,000	(2)	GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/49	942,204	0.4
660,000		JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/47	706,912	0.3
13,571,033	(5)	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.209%, 11/15/47	605,477	0.3
250,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	241,457	0.1
2,940,000	(2),(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.421%, 12/15/47	47,434	0.0
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.512%, 06/12/41	274,113	0.1
300,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	301,540	0.1
7,043,712	(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.822%, 06/15/45	345,453	0.1
250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.285%, 12/15/47	254,854	0.1
733,819	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	735,513	0.3
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	358,410	0.2
46,610		LB-UBS Commercial Mortgage Trust 2006-C4 C, 6.041%, 06/15/38	46,681	0.0
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.041%, 06/15/38	780,265	0.3
3,495,002	(2),(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.392%, 03/10/50	186,813	0.1
310,000		Morgan Stanley Capital I Trust 2006-IQ11 C, 6.393%, 10/15/42	303,570	0.1
170,000	(2)	Morgan Stanley Capital I Trust 2007-TOP27 B, 6.150%, 06/11/42	188,776	0.1
570,000	(2)	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	607,044	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
460,000	(2)	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	$489,163	0.2
270,894	(2)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	265,187	0.1
5,395,721	(2),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.063%, 08/10/49	415,732	0.2
7,171,766	(5)	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.186%, 12/15/49	422,591	0.2
3,448,413	(2),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.028%, 08/15/45	244,881	0.1
1,418,597	(2),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.505%, 03/15/48	68,092	0.0
10,305,230	(5)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.318%, 03/15/47	516,021	0.2

	Total Commercial Mortgage-Backed Securities (Cost $22,076,369)		22,105,785	9.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	(1),(4),(8)	American Media, Inc.	–	–
4,988	(8)	Resolute Forest Products, Inc.	25,189	0.0

	Total Common Stock (Cost $1,298,013)		25,189	0.0

MUTUAL FUNDS: 23.1%
		United States: 23.1%
1,052,990		Voya Emerging Markets Corporate Debt Fund - Class P	10,666,787	4.6
1,601,288		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,932,820	6.9
3,083,643		Voya Emerging Markets Local Currency Debt Fund - Class P	24,052,413	10.4
351,693		Voya High Yield Bond Fund - Class P	2,876,851	1.2

	Total Mutual Funds (Cost $58,854,704)		53,528,871	23.1

	Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 2.2%
Total Purchased Options (Cost $5,109,676)	$5,015,026	2.2

Total Long-Term Investments (Cost $209,223,106)	206,459,379	89.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 17.1%
		Corporate Bonds/Notes: 0.5%
537,000		Allergan Funding SCS, 2.350%, 03/12/18	538,609	0.2
265,000	(2)	Barclays Bank PLC, 6.050%, 12/04/17	266,882	0.1
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	362,058	0.2
			1,167,549	0.5

		Commercial Paper: 0.9%
2,000,000		Berkshire, 1.840%, 10/03/17
		(Cost $1,999,861)	1,999,700	0.9

		U.S. Government Agency Obligations: 0.0%
909		Freddie Mac, 5.500%, 01/01/18	911	0.0
32		Freddie Mac, 6.500%, 04/01/18	32	0.0
			943	0.0

		Securities Lending Collateral(10): 5.0%
2,774,694		Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,774,940, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $2,830,188, due 12/01/17-06/01/51)	2,774,694	1.2
2,774,694		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,774,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,830,188, due 10/12/17-12/01/51)	2,774,694	1.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
			Securities Lending Collateral(10) (continued)
	2,774,694		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,774,940, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,830,188, due 11/15/17-08/20/67)	$2,774,694	1.2
	1,198,998		Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,199,101, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $1,222,981, due 10/31/17-11/15/42)	1,198,998	0.5
	2,159,523		State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $2,159,736, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,206,671, due 01/15/19-02/15/46)	2,159,523	0.9
				11,682,603	5.0

			Foreign Government Bonds: 0.0%
EUR	10,000	(11)	Bundesschatzanweisungen, -0.690%, 12/15/17
			(Cost $11,060)	11,836	0.0

			Collateralized Mortgage Obligations: 0.0%
	83,085	(5)	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18
			(Cost $1,248)	377	0.0

			Commercial Mortgage-Backed Securities: 0.0%
	8,983,719	(5)	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 2.119%, 08/25/18
			(Cost $79,927)	98,479	0.0

			U.S. Treasury Obligations: 0.1%
	209,000		United States Treasury Note, 0.625%, 06/30/18
			(Cost $208,124)	207,988	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 10.6%
24,568,000	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
		(Cost $24,568,000)	$24,568,000	10.6

	Total Short-Term Investments (Cost $39,715,099)		39,737,475	17.1

	Total Investments in Securities (Cost $248,938,205)		$246,196,854	106.2
	Liabilities in Excess of Other Assets		(14,427,080)	(6.2)
	Net Assets		$231,769,774	100.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Defaulted security
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Settlement is on a when-issued or delayed-delivery basis.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Non-income producing security.
(9)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(12)	Rate shown is the 7-day yield as of September 30, 2017.

BRL	Brazilian Real
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	23.1%
Collateralized Mortgage Obligations	13.3
Commercial Mortgage-Backed Securities	9.5%
Financial	8.0
Foreign Government Bonds	7.0
U.S. Treasury Obligations	6.3
Communications	4.2
Other Asset-Backed Securities	3.9
Consumer, Non-cyclical	3.1
Energy	2.7
Purchased Options	2.2
Utilities	1.5
U.S. Government Agency Obligations	1.2
Consumer, Cyclical	1.1
Technology	1.1
Industrial	0.6
Basic Materials	0.3
Structured Products	0.0
Consumer Discretionary	0.0
Materials	0.0
Short-Term Investments	17.1
Liabilities in Excess of Other Assets	(6.2)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
United States	$25,189	$–	$–	$25,189
Total Common Stock	25,189	–	–	25,189
Mutual Funds	53,528,871	–	–	53,528,871
Purchased Options	–	5,015,026	–	5,015,026
Corporate Bonds/Notes	–	52,421,272	6,104	52,427,376
Collateralized Mortgage Obligations	–	30,837,347	–	30,837,347
Structured Products	–	–	40,049	40,049
Asset-Backed Securities	–	8,757,482	266,000	9,023,482
Foreign Government Bonds	–	16,224,170	–	16,224,170
Commercial Mortgage-Backed Securities	–	22,105,785	–	22,105,785
U.S. Government Agency Obligations	–	2,718,599	–	2,718,599
U.S. Treasury Obligations	–	14,513,485	–	14,513,485
Short-Term Investments	24,568,000	15,169,475	–	39,737,475
Total Investments, at fair value	$78,122,060	$167,762,641	$312,153	$246,196,854
Other Financial Instruments+
Centrally Cleared Swaps	–	4,979,940	–	4,979,940
Forward Foreign Currency Contracts	–	1,811,016	–	1,811,016
Futures	256,224	–	–	256,224
Total Assets	$78,378,284	$174,553,597	$312,153	$253,244,034
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,673,200)	$–	$(1,673,200)
Forward Foreign Currency Contracts	–	(3,653,017)	–	(3,653,017)
Futures	(625,857)	–	–	(625,857)
Written Options	–	(3,988,826)	–	(3,988,826)
Total Liabilities	$(625,857)	$(9,315,043)	$–	$(9,940,900)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$9,840,467	$364,039	$-	$462,281	$10,666,787	$364,039	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	14,492,650	565,224	-	874,946	15,932,820	565,223	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	21,177,722	512,436	-	2,362,255	24,052,413	512,436	-	-
Voya High Yield Bond Fund - Class P	2,701,759	127,758	-	47,334	2,876,851	127,758	-	-
	$48,212,598	$1,569,457	$-	$3,746,816	$53,528,871	$1,569,456	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK 3,588,035	USD 462,000	Barclays Bank PLC	10/06/17	$(11,466)
USD 618,000	GBP 476,576	Barclays Bank PLC	10/06/17	(20,675)
EUR 1,317,295	USD 1,573,000	Barclays Bank PLC	10/06/17	(15,839)
USD 2,473,000	JPY 268,534,241	Barclays Bank PLC	10/06/17	86,197
USD 512,000	SEK 4,080,635	Barclays Bank PLC	10/06/17	10,909
DKK 6,741,468	USD 1,073,678	Barclays Bank PLC	10/06/17	(2,777)
USD 1,203,000	JPY 131,199,360	Barclays Bank PLC	10/06/17	36,866
EUR 441,168	USD 523,000	Barclays Bank PLC	10/06/17	(1,500)
AUD 3,572,998	USD 2,810,000	Barclays Bank PLC	10/06/17	(7,449)
USD 691,000	JPY 77,879,625	Barclays Bank PLC	10/06/17	(1,215)
EUR 605,465	USD 722,000	Barclays Bank PLC	10/06/17	(6,286)
USD 774,000	JPY 86,388,385	Barclays Bank PLC	10/06/17	6,157
USD 1,572,000	NOK 12,262,036	Barclays Bank PLC	10/06/17	32,308
NOK 14,966,128	USD 1,915,000	Barclays Bank PLC	10/06/17	(35,767)
AUD 1,184,492	USD 943,000	Barclays Bank PLC	10/06/17	(13,920)
USD 1,531,000	NOK 12,067,860	Barclays Bank PLC	10/06/17	15,690
AUD 448,409	USD 360,000	Barclays Bank PLC	10/06/17	(8,282)
USD 684,000	JPY 75,312,271	Barclays Bank PLC	10/06/17	14,605
EUR 899,347	USD 1,071,000	Barclays Bank PLC	10/06/17	(7,891)
USD 728,000	EUR 607,824	Barclays Bank PLC	10/06/17	9,498
USD 1,077,000	AUD 1,357,852	Barclays Bank PLC	10/06/17	11,942
USD 2,014,337	RUB 124,252,344	Barclays Bank PLC	10/20/17	(133,307)
USD 346,300	HUF 89,857,162	Barclays Bank PLC	10/20/17	5,335
ILS 1,035,992	USD 294,613	Barclays Bank PLC	10/20/17	(1,358)
MXN 8,334,160	USD 462,737	Barclays Bank PLC	11/17/17	(8,514)
USD 811,404	MYR 3,404,244	Barclays Bank PLC	12/15/17	6,116
USD 1,216,649	THB 40,198,922	Barclays Bank PLC	12/15/17	10,325
USD 2,318,000	EUR 1,953,335	Barclays Bank PLC	12/20/17	(1,007)
USD 438,000	NZD 602,237	BNP Paribas	10/06/17	3,031
USD 555,000	NZD 774,961	BNP Paribas	10/06/17	(4,719)
HUF 469,711,957	USD 1,860,717	BNP Paribas	10/20/17	(78,386)
USD 481,000	NOK 3,753,669	Citibank N.A.	10/06/17	9,668
USD 112,955	GBP 84,000	Citibank N.A.	10/06/17	384
USD 48,411	GBP 36,000	Citibank N.A.	10/06/17	166
CAD 951,225	USD 774,000	Citibank N.A.	10/06/17	(11,633)
CHF 822,881	USD 852,000	Citibank N.A.	10/06/17	(2,052)
USD 1,004,000	NZD 1,382,661	Citibank N.A.	10/06/17	5,367
USD 855,000	CHF 827,896	Citibank N.A.	10/06/17	(128)
USD 626,000	NZD 855,817	Citibank N.A.	10/06/17	7,883
AUD 410,636	USD 328,000	Citibank N.A.	10/06/17	(5,909)
CAD 1,169,521	USD 949,000	Citibank N.A.	10/06/17	(11,677)
NZD 2,061,868	USD 1,490,000	Citibank N.A.	10/06/17	(807)
USD 1,792,000	NZD 2,485,013	Citibank N.A.	10/06/17	(2,811)
USD 747,000	NOK 5,785,056	Citibank N.A.	10/06/17	20,595
USD 2,991,896	NOK 23,597,058	Citibank N.A.	10/06/17	28,914
USD 1,331,000	CAD 1,666,112	Citibank N.A.	10/06/17	(4,320)
NOK 3,786,814	USD 486,000	Citibank N.A.	10/06/17	(10,506)
EUR 331,218	USD 396,000	Citibank N.A.	10/06/17	(4,471)
NZD 1,630,813	USD 1,174,000	Citibank N.A.	10/06/17	3,861
CAD 6,451,310	USD 5,131,222	Citibank N.A.	10/06/17	39,237
USD 618,000	CAD 770,621	Citibank N.A.	10/06/17	379
USD 1,542,000	JPY 168,484,764	Citibank N.A.	10/06/17	44,463
USD 2,326,000	EUR 1,931,442	Citibank N.A.	10/06/17	42,863
CAD 1,194,078	USD 952,000	Citibank N.A.	10/06/17	5,004
USD 1,559,931	TRY 5,498,818	Citibank N.A.	10/20/17	24,502
TRY 3,330,362	USD 956,255	Citibank N.A.	10/20/17	(26,321)
USD 1,640,579	HUF 426,353,999	Citibank N.A.	10/20/17	22,771
PLN 2,534,156	USD 697,596	Citibank N.A.	10/20/17	(3,130)
USD 2,043,098	HUF 542,255,780	Citibank N.A.	10/20/17	(14,502)
USD 1,559,931	TRY 5,500,942	Citibank N.A.	10/20/17	23,908
USD 3,887,670	PLN 14,429,495	Citibank N.A.	10/20/17	(66,626)
USD 680,820	RON 2,730,291	Citibank N.A.	10/20/17	(21,766)
USD 461,733	CZK 10,224,329	Citibank N.A.	10/20/17	(3,792)
USD 2,064,993	ZAR 27,432,843	Citibank N.A.	10/20/17	44,502
PLN 8,038,016	USD 2,225,604	Citibank N.A.	10/20/17	(22,845)
TRY 7,450,030	USD 2,064,993	Citibank N.A.	10/20/17	15,272

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,716,656	ZAR 23,348,578	Citibank N.A.	10/20/17	$(3,020)
USD 303,555	CZK 6,889,917	Citibank N.A.	10/20/17	(10,151)
ZAR 11,215,223	USD 834,035	Citibank N.A.	10/20/17	(8,008)
USD 1,408,811	COP 4,271,936,773	Citibank N.A.	11/17/17	(37,778)
USD 2,935,908	BRL 9,345,876	Citibank N.A.	11/17/17	3,742
SGD 648,988	USD 481,888	Citibank N.A.	12/15/17	(3,048)
USD 1,304,129	IDR 17,446,641,317	Citibank N.A.	12/15/17	18,312
USD 109,979	PHP 5,648,082	Citibank N.A.	12/15/17	(439)
HKD 762,813	USD 97,989	Citibank N.A.	12/15/17	(153)
USD 4,627,000	EUR 3,927,397	Citibank N.A.	12/20/17	(35,622)
NZD 1,590,182	USD 1,155,000	Deutsche Bank AG	10/06/17	(6,484)
NZD 2,483,985	USD 1,800,000	Deutsche Bank AG	10/06/17	(5,931)
GBP 2,216,338	USD 2,999,000	Deutsche Bank AG	10/06/17	(28,814)
USD 495,000	SEK 4,023,335	Deutsche Bank AG	10/06/17	946
USD 751,000	EUR 635,055	Deutsche Bank AG	10/06/17	308
SEK 13,318,249	USD 1,636,000	Deutsche Bank AG	10/06/17	(557)
USD 1,563,000	NZD 2,146,026	Deutsche Bank AG	10/06/17	13,024
AUD 3,088,718	USD 2,485,000	Deutsche Bank AG	10/06/17	(62,303)
NOK 4,674,738	USD 603,000	Deutsche Bank AG	10/06/17	(16,013)
USD 1,851,000	NZD 2,557,909	Deutsche Bank AG	10/06/17	3,539
AUD 982,991	USD 781,000	Deutsche Bank AG	10/06/17	(9,972)
USD 823,000	CAD 1,003,117	Goldman Sachs International	10/06/17	19,043
AUD 1,199,787	USD 966,000	Goldman Sachs International	10/06/17	(24,924)
NOK 3,059,021	USD 396,000	Goldman Sachs International	10/06/17	(11,892)
JPY 138,365,194	USD 1,265,000	Goldman Sachs International	10/06/17	(35,174)
AUD 2,580,365	USD 2,048,101	Goldman Sachs International	10/06/17	(24,140)
CAD 821,547	USD 678,000	Goldman Sachs International	10/06/17	(19,564)
RUB 42,957,506	USD 709,791	Goldman Sachs International	10/20/17	32,710
HUF 267,149,116	USD 992,101	Goldman Sachs International	10/20/17	21,601
USD 619,238	MXN 11,298,899	Goldman Sachs International	11/17/17	3,433
USD 463,051	MXN 8,427,236	Goldman Sachs International	11/17/17	3,755
USD 619,238	MXN 11,293,924	Goldman Sachs International	11/17/17	3,704
USD 1,838,906	TRY 6,870,238	HSBC Bank USA N.A.	10/20/17	(79,465)
KRW 3,175,658,700	USD 2,810,193	HSBC Bank USA N.A.	12/15/17	(34,871)
NZD 989,107	USD 723,000	JPMorgan Chase Bank N.A.	10/06/17	(8,613)
EUR 2,220,619	USD 2,652,000	JPMorgan Chase Bank N.A.	10/06/17	(27,030)
USD 641,000	NZD 873,743	JPMorgan Chase Bank N.A.	10/06/17	9,936
GBP 120,000	USD 161,391	JPMorgan Chase Bank N.A.	10/06/17	(575)
CAD 1,368,256	USD 1,098,000	JPMorgan Chase Bank N.A.	10/06/17	(1,399)
JPY 36,430,790	USD 324,000	JPMorgan Chase Bank N.A.	10/06/17	(194)
CAD 1,191,983	USD 966,000	JPMorgan Chase Bank N.A.	10/06/17	(10,675)
NOK 10,255,327	USD 1,297,000	JPMorgan Chase Bank N.A.	10/06/17	(9,282)
USD 968,000	AUD 1,215,752	JPMorgan Chase Bank N.A.	10/06/17	14,401
USD 2,441,000	AUD 3,072,594	JPMorgan Chase Bank N.A.	10/06/17	30,950
AUD 2,757,804	USD 2,180,000	JPMorgan Chase Bank N.A.	10/06/17	(16,862)
USD 1,358,000	AUD 1,720,245	JPMorgan Chase Bank N.A.	10/06/17	8,692
USD 744,000	CHF 718,295	JPMorgan Chase Bank N.A.	10/06/17	2,078
USD 2,261,000	EUR 1,921,816	JPMorgan Chase Bank N.A.	10/06/17	(10,758)
EUR 667,648	USD 795,000	JPMorgan Chase Bank N.A.	10/06/17	(5,781)
USD 934,000	GBP 691,961	JPMorgan Chase Bank N.A.	10/06/17	6,681
USD 798,000	NZD 1,095,974	JPMorgan Chase Bank N.A.	10/06/17	6,428
USD 1,330,000	EUR 1,111,602	JPMorgan Chase Bank N.A.	10/06/17	15,988
USD 855,000	GBP 632,965	JPMorgan Chase Bank N.A.	10/06/17	6,744
USD 972,000	CHF 934,959	JPMorgan Chase Bank N.A.	10/06/17	6,288
GBP 1,603,674	USD 2,150,000	JPMorgan Chase Bank N.A.	10/06/17	(864)
USD 5,140,000	GBP 3,783,845	JPMorgan Chase Bank N.A.	10/06/17	69,146
USD 1,705,000	GBP 1,271,727	JPMorgan Chase Bank N.A.	10/06/17	718
USD 1,106,000	CAD 1,364,773	JPMorgan Chase Bank N.A.	10/06/17	12,191
USD 473,000	CHF 453,338	JPMorgan Chase Bank N.A.	10/06/17	4,750
GBP 1,445,149	USD 1,962,000	JPMorgan Chase Bank N.A.	10/06/17	(25,309)
USD 648,000	CAD 789,756	JPMorgan Chase Bank N.A.	10/06/17	15,043
GBP 1,282,420	USD 1,695,000	JPMorgan Chase Bank N.A.	10/06/17	23,612
USD 621,000	CHF 597,932	JPMorgan Chase Bank N.A.	10/06/17	3,401
GBP 415,278	USD 552,000	JPMorgan Chase Bank N.A.	10/06/17	4,527
USD 1,004,000	NZD 1,388,164	JPMorgan Chase Bank N.A.	10/06/17	1,393
CHF 372,625	USD 390,000	JPMorgan Chase Bank N.A.	10/06/17	(5,118)
USD 1,307,000	JPY 143,811,053	JPMorgan Chase Bank N.A.	10/06/17	28,770

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 3,392,970	USD 2,720,000	JPMorgan Chase Bank N.A.	10/06/17	$(58,657)
EUR 573,043	USD 681,000	JPMorgan Chase Bank N.A.	10/06/17	(3,612)
USD 609,000	CAD 753,777	JPMorgan Chase Bank N.A.	10/06/17	4,879
USD 2,028,000	AUD 2,537,115	JPMorgan Chase Bank N.A.	10/06/17	37,964
JPY 285,994,015	USD 2,605,000	JPMorgan Chase Bank N.A.	10/06/17	(63,010)
CAD 581,843	USD 466,000	JPMorgan Chase Bank N.A.	10/06/17	323
USD 1,332,000	AUD 1,687,011	JPMorgan Chase Bank N.A.	10/06/17	8,760
JPY 5,013,945,202	USD 46,160,997	JPMorgan Chase Bank N.A.	10/06/17	(1,595,739)
CHF 412,413	USD 430,115	JPMorgan Chase Bank N.A.	10/06/17	(4,136)
CHF 2,668,536	USD 2,771,000	JPMorgan Chase Bank N.A.	10/06/17	(14,688)
AUD 1,288,320	USD 1,023,000	JPMorgan Chase Bank N.A.	10/06/17	(12,481)
JPY 138,218,097	USD 1,261,000	JPMorgan Chase Bank N.A.	10/06/17	(32,481)
USD 425,000	CHF 403,383	JPMorgan Chase Bank N.A.	10/06/17	8,349
JPY 392,490,259	USD 3,646,000	JPMorgan Chase Bank N.A.	10/06/17	(157,444)
USD 1,000,075	NZD 1,365,809	JPMorgan Chase Bank N.A.	10/06/17	13,614
USD 956,255	ZAR 12,669,533	JPMorgan Chase Bank N.A.	10/20/17	23,115
TRY 916,725	USD 255,013	JPMorgan Chase Bank N.A.	10/20/17	963
CZK 36,151,473	USD 1,674,010	JPMorgan Chase Bank N.A.	10/20/17	(27,992)
CZK 4,030,973	USD 186,707	JPMorgan Chase Bank N.A.	10/20/17	(3,172)
USD 622,116	CLP 405,426,840	JPMorgan Chase Bank N.A.	11/17/17	(10,694)
USD 608,989	PEN 1,993,223	JPMorgan Chase Bank N.A.	11/17/17	(578)
NZD 708,377	USD 513,000	Morgan Stanley Capital Services LLC	10/06/17	(1,372)
USD 741,000	CHF 706,147	Morgan Stanley Capital Services LLC	10/06/17	11,626
AUD 1,459,017	USD 1,158,000	Morgan Stanley Capital Services LLC	10/06/17	(13,591)
NZD 1,689,926	USD 1,221,000	Morgan Stanley Capital Services LLC	10/06/17	(444)
CHF 983,537	USD 1,033,000	Morgan Stanley Capital Services LLC	10/06/17	(17,112)
USD 884,000	GBP 689,803	Morgan Stanley Capital Services LLC	10/06/17	(40,427)
USD 820,000	CAD 1,024,589	Morgan Stanley Capital Services LLC	10/06/17	(1,166)
USD 883,000	CHF 845,189	Morgan Stanley Capital Services LLC	10/06/17	10,011
USD 725,000	SEK 5,831,842	Morgan Stanley Capital Services LLC	10/06/17	8,866
USD 2,148,000	SEK 17,122,864	Morgan Stanley Capital Services LLC	10/06/17	45,360
USD 1,367,000	SEK 10,860,869	Morgan Stanley Capital Services LLC	10/06/17	33,316
EUR 1,953,413	USD 2,345,000	Morgan Stanley Capital Services LLC	10/06/17	(35,892)
SEK 10,857,735	USD 1,357,000	Morgan Stanley Capital Services LLC	10/06/17	(23,701)
CHF 763,439	USD 787,000	Morgan Stanley Capital Services LLC	10/06/17	1,551
AUD 1,710,157	USD 1,343,000	Morgan Stanley Capital Services LLC	10/06/17	(1,604)
USD 485,000	CAD 596,296	Morgan Stanley Capital Services LLC	10/06/17	7,093
USD 4,393,000	AUD 5,487,769	Morgan Stanley Capital Services LLC	10/06/17	88,560
USD 895,000	AUD 1,119,201	Morgan Stanley Capital Services LLC	10/06/17	17,133
SEK 10,804,089	USD 1,358,000	Morgan Stanley Capital Services LLC	10/06/17	(31,288)
EUR 216,327	USD 258,000	Morgan Stanley Capital Services LLC	10/06/17	(2,282)
USD 1,177,000	EUR 986,543	Morgan Stanley Capital Services LLC	10/06/17	10,818
NZD 1,685,554	USD 1,211,000	Morgan Stanley Capital Services LLC	10/06/17	6,399
USD 604,000	SEK 4,775,193	Morgan Stanley Capital Services LLC	10/06/17	17,620
USD 1,186,000	CAD 1,449,617	Morgan Stanley Capital Services LLC	10/06/17	24,192
CAD 1,710,532	USD 1,408,000	Morgan Stanley Capital Services LLC	10/06/17	(37,079)
SEK 27,826,704	USD 3,457,019	Morgan Stanley Capital Services LLC	10/06/17	(39,978)
GBP 461,551	USD 593,000	Morgan Stanley Capital Services LLC	10/06/17	25,540
GBP 7,999,137	USD 10,333,236	Morgan Stanley Capital Services LLC	10/06/17	386,666
SEK 5,374,890	USD 665,000	Morgan Stanley Capital Services LLC	10/06/17	(4,979)
JPY 11,374,289	USD 103,000	Morgan Stanley Capital Services LLC	10/06/17	(1,902)
NZD 855,132	USD 615,000	Morgan Stanley Capital Services LLC	10/06/17	2,623
ZAR 14,929,133	USD 1,125,520	Morgan Stanley Capital Services LLC	10/20/17	(25,955)
ZAR 14,913,520	USD 1,125,520	Morgan Stanley Capital Services LLC	10/20/17	(27,105)
CZK 37,805,997	USD 1,722,434	Morgan Stanley Capital Services LLC	10/20/17	(1,084)
USD 1,640,579	CZK 36,488,839	Morgan Stanley Capital Services LLC	10/20/17	(20,799)
EUR 37,306,539	USD 44,173,740	The Bank of New York Mellon	10/06/17	(74,080)
CAD 1,171,965	USD 933,000	The Bank of New York Mellon	10/06/17	6,281
NOK 6,290,194	USD 813,000	The Bank of New York Mellon	10/06/17	(23,167)
CHF 830,888	USD 872,000	The Bank of New York Mellon	10/06/17	(13,782)
NOK 12,072,114	USD 1,548,000	The Bank of New York Mellon	10/06/17	(32,156)
USD 472,000	GBP 359,964	The Bank of New York Mellon	10/06/17	(10,400)
NOK 2,978,311	USD 385,000	The Bank of New York Mellon	10/06/17	(11,026)
USD 757,000	NOK 5,943,465	The Bank of New York Mellon	10/06/17	10,704
SEK 2,550,844	USD 320,000	The Bank of New York Mellon	10/06/17	(6,764)
USD 529,000	AUD 664,743	The Bank of New York Mellon	10/06/17	7,596
USD 584,000	EUR 488,523	The Bank of New York Mellon	10/06/17	6,522

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 1,532,116	USD 2,068,000	The Bank of New York Mellon	10/06/17	$(14,761)
				$(1,842,001)

At September 30, 2017, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	30	12/07/17	$5,788,677	$(127,802)
Australia 10-Year Bond	11	12/15/17	1,096,168	(22,831)
Australia 3-Year Bond	36	12/15/17	3,135,456	(14,778)
Canada 10-Year Bond	26	12/18/17	2,819,315	(57,275)
Euro-Bobl 5-Year	69	12/07/17	10,697,813	(46,081)
Euro-Bund	40	12/07/17	7,611,866	(77,934)
Euro-Schatz	125	12/07/17	16,565,713	(13,368)
Long Gilt	35	12/27/17	5,809,962	(150,622)
Short Gilt	13	12/27/17	1,811,677	(10,081)
U.S. Treasury 2-Year Note	26	12/29/17	5,608,281	(15,080)
U.S. Treasury Long Bond	16	12/19/17	2,445,000	(45,908)
U.S. Treasury Ultra Long Bond	14	12/19/17	2,311,750	(44,097)
			$65,701,678	$(625,857)
Short Contracts
Japan 10-Year Bond (TSE)	(4)	12/13/17	(5,344,590)	34,435
U.S. Treasury 10-Year Note	(29)	12/19/17	(3,634,063)	41,403
U.S. Treasury 5-Year Note	(63)	12/29/17	(7,402,500)	56,002
U.S. Treasury Ultra 10-Year Note	(69)	12/19/17	(9,268,641)	124,384
			$(25,649,794)	$256,224

At September 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	2.960%	11/21/44	CAD	1,000,000	$44,120	$36,195
Pay	6-month EUR-EURIBOR	0.294	02/10/23	EUR	2,400,000	(119)	1,165
Pay	6-month EUR-EURIBOR	0.325	02/16/23	EUR	100,000	181	224
Pay	6-month EUR-EURIBOR	0.155	09/14/47	EUR	11,400,000	125,770	125,134
Pay	6-month EUR-EURIBOR	0.157	09/22/47	EUR	1,800,000	14,082	12,959
Pay	6-month EUR-EURIBOR	0.160	09/29/47	EUR	3,200,000	(11,237)	(11,274)
Pay	6-month GBP-LIBOR	2.899	08/22/44	GBP	2,000,000	755,235	869,948
Pay	6-month JPY-LIBOR	(0.165)	07/14/18	JPY	619,500,000	(7,743)	(9,003)
Pay	6-month JPY-LIBOR	(0.105)	03/07/21	JPY	750,000,000	(38,711)	(40,273)
Pay	6-month JPY-LIBOR	(0.199)	07/14/21	JPY	512,300,000	(47,273)	(50,632)
Pay	6-month JPY-LIBOR	(0.020)	03/07/23	JPY	750,000,000	(50,820)	(50,772)
Pay	6-month JPY-LIBOR	0.754	05/21/24	JPY	1,855,000,000	647,384	629,904
Pay	6-month JPY-LIBOR	0.558	02/24/25	JPY	1,084,559,370	262,177	238,421
Pay	6-month JPY-LIBOR	(0.092)	07/14/26	JPY	652,900,000	(173,946)	(181,428)
Pay	6-month JPY-LIBOR	0.387	03/02/31	JPY	7,700,000	(698)	(615)
Pay	6-month JPY-LIBOR	0.360	03/03/31	JPY	867,000,000	(106,417)	(96,586)
Pay	6-month JPY-LIBOR	0.623	03/02/36	JPY	6,200,000	(699)	(620)
Pay	6-month JPY-LIBOR	0.585	03/03/36	JPY	693,000,000	(119,951)	(110,414)
Pay	6-month JPY-LIBOR	1.289	02/04/45	JPY	1,015,000,000	934,174	891,673
Pay	3-month USD-LIBOR	0.191	09/18/24	USD	1,400,000	11,275	11,275
Pay	3-month USD-LIBOR	1.837	04/04/31	USD	1,500,000	(89,453)	(89,453)
Pay	3-month USD-LIBOR	2.036	04/04/46	USD	900,000	(83,035)	(83,035)
Pay	3-month USD-LIBOR	0.245	09/20/47	USD	2,100,000	34,892	34,892
Pay	3-month USD-LIBOR	0.252	09/29/47	USD	5,670,000	16,125	16,125
Pay	3-month USD-LIBOR	0.255	10/02/47	USD	8,200,000	(32,529)	(32,529)
Receive	6-month EUR-EURIBOR	(0.123)	02/11/19	EUR	200,000	(332)	(312)
Receive	6-month EUR-EURIBOR	(0.095)	02/16/19	EUR	100,000	(212)	(200)
Receive	6-month EUR-EURIBOR	0.056	02/10/21	EUR	100,000	(205)	(217)
Receive	6-month EUR-EURIBOR	0.019	09/14/22	EUR	56,800,000	(170,042)	(170,790)
Receive	6-month EUR-EURIBOR	0.025	09/29/22	EUR	16,100,000	2,202	2,223
Receive	6-month EUR-EURIBOR	0.088	09/22/27	EUR	9,200,000	(20,548)	(19,615)
Receive	6-month EUR-EURIBOR	1.143	02/04/46	EUR	500,000	63,906	58,437

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month JPY-LIBOR	(0.030)%	03/02/23	JPY	15,400,000	$1,112	$1,111
Receive	6-month JPY-LIBOR	(0.044)	03/03/23	JPY	1,733,000,000	136,761	136,335
Receive	6-month JPY-LIBOR	0.119	03/02/26	JPY	10,900,000	922	870
Receive	6-month JPY-LIBOR	0.103	03/03/26	JPY	1,231,000,000	118,768	112,576
Receive	6-month JPY-LIBOR	0.373	03/07/31	JPY	350,000,000	38,029	34,108
Receive	6-month JPY-LIBOR	0.178	07/14/36	JPY	326,600,000	282,813	291,333
Receive	6-month JPY-LIBOR	1.443	02/24/45	JPY	468,636,765	(598,020)	(570,299)
Receive	6-month JPY-LIBOR	0.233	07/14/46	JPY	172,300,000	283,177	293,263
Receive	3-month USD-LIBOR	0.702	04/04/18	USD	36,500,000	122,027	122,027
Receive	3-month USD-LIBOR	0.826	04/04/19	USD	13,000,000	143,216	143,216
Receive	3-month USD-LIBOR	0.900	09/14/19	USD	5,000,000	70,727	70,727
Receive	3-month USD-LIBOR	0.983	10/31/19	USD	5,000,000	67,427	67,427
Receive	3-month USD-LIBOR	1.689	03/07/20	USD	7,000,000	(379)	(379)
Receive	3-month USD-LIBOR	1.079	04/04/21	USD	7,500,000	184,751	184,751
Receive	3-month USD-LIBOR	1.113	10/11/21	USD	3,500,000	99,905	99,905
Receive	3-month USD-LIBOR	1.964	03/07/22	USD	2,000,000	(8,753)	(8,753)
Receive	3-month USD-LIBOR	1.853	07/05/22	USD	5,000,000	8,105	8,105
Receive	3-month USD-LIBOR	1.313	04/04/23	USD	6,000,000	203,320	203,320
Receive	3-month USD-LIBOR	1.980	12/05/23	USD	3,500,000	4,855	4,855
Receive	3-month USD-LIBOR	1.454	10/11/26	USD	1,200,000	72,062	72,062
Receive	3-month USD-LIBOR	1.719	11/14/26	USD	2,500,000	96,891	96,891
Receive	3-month USD-LIBOR	2.188	04/04/46	USD	900,000	72,281	72,281
Receive	3-month USD-LIBOR	0.244	09/19/47	USD	4,300,000	(84,648)	(84,648)
Receive	3-month USD-LIBOR	0.246	09/22/47	USD	4,300,000	(61,353)	(61,353)
Receive	3-month USD-LIBOR	0.255	10/02/47	USD	7,600,000	36,202	36,202
						$3,247,751	$3,306,740

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

Put USD vs. Call JPY	Bank of America N.A.	10/10/17	103.000	USD	23,700,000	$47,637	$258
						$47,637	$258

At September 30, 2017, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 30-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.640%	Receive	6-month EUR-EURIBOR	07/19/2018	EUR	30,600,000	$1,873,403	$1,657,938
Call on 30-Year Interest Rate Swap	Bank of America N.A.	2.140%	Receive	3-month USD-LIBOR	10/10/2017	USD	18,900,000	66,150	12
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	2.350%	Pay	3-month USD-LIBOR	11/29/2017	USD	61,600,000	236,923	417,779
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	2.597%	Pay	3-month USD-LIBOR	10/13/2017	USD	61,100,000	242,637	829
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	2.294%	Pay	3-month USD-LIBOR	12/07/2017	USD	61,600,000	227,446	617,158
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	2.550%	Pay	3-month USD-LIBOR	12/28/2017	USD	61,600,000	241,662	229,017
Put on 10-Year Interest Rate Swap	Goldman Sachs International	2.522%	Pay	3-month USD-LIBOR	09/29/2017	USD	61,100,000	251,274	–
Put on 30-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.640%	Pay	6-month EUR-EURIBOR	07/19/2018	EUR	30,600,000	1,873,404	2,033,803
Put on 30-Year Interest Rate Swap	Bank of America N.A.	2.563%	Pay	3-month USD-LIBOR	10/05/2017	USD	18,900,000	$49,140	$58,232
								$5,062,039	$5,014,768

At September 30, 2017, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.146%	Pay	6-month EUR-EURIBOR	07/19/2018	EUR	75,200,000	$1,759,367	$(1,832,189)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	1.850%	Pay	3-month USD-LIBOR	11/29/2017	USD	61,600,000	247,703	(31,530)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.097%	Pay	3-month USD-LIBOR	10/13/2017	USD	61,100,000	235,000	(13,509)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	1.794%	Pay	3-month USD-LIBOR	12/07/2017	USD	61,600,000	249,006	(29,693)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	2.100%	Pay	3-month USD-LIBOR	12/28/2017	USD	61,600,000	244,031	(256,448)
Put on 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.146%	Receive	6-month EUR-EURIBOR	07/19/2018	EUR	75,200,000	1,759,367	(1,501,586)
								$4,494,474	$(3,664,955)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following over-the-counter written interest rate caps were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Option	Goldman Sachs International	1.280%	Receive	6-month EUR-EURIBOR	10/24/17	EUR	355,300,000	$188,679	$(312,242)
								$188,679	$(312,242)

At September 30, 2017, the following over-the-counter written interest rate floors were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Option	Goldman Sachs International	1.280%	Receive	6-month EUR-EURIBOR	10/24/17	EUR	355,300,000	$188,679	$(11,629)
								$188,679	$(11,629)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased Options	$5,014,768
Foreign exchange contracts	Purchased Options	258
Foreign exchange contracts	Forward foreign currency contracts	1,811,016
Interest rate contracts	Futures contracts	256,224
Interest rate contracts	Interest rate swaps	4,979,940
Total Asset Derivatives		$12,062,206

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,653,017
Interest rate contracts	Futures contracts	625,857
Interest rate contracts	Interest rate swaps	1,673,200
Interest rate contracts	Written options	3,988,826
Total Liability Derivatives		$9,940,900

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Royal Bank of Scotland PLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$58,502	$418,608	$-	$-	$846,175	$-	$-	$-	$-	$3,691,741	$-	$5,015,026
Forward foreign currency contracts	-	245,948	3,031	361,793	17,817	84,246	-	369,704	697,374	-	31,103	1,811,016
Total Assets	$58,502	$664,556	$3,031	$361,793	$863,992	$84,246	$-	$369,704	$697,374	$3,691,741	$31,103	$6,826,042

Liabilities:
Forward foreign currency contracts	$-	$277,253	$83,105	$311,515	$130,074	$115,694	$114,336	$2,107,144	$327,760	$-	$186,136	$3,653,017
Written options	-	45,039	-	-	286,141	323,871	-	-	-	3,333,775	-	3,988,826
Total Liabilities	$-	$322,292	$83,105	$311,515	$416,215	$439,565	$114,336	$2,107,144	$327,760	$3,333,775	$186,136	$7,641,843

Net OTC derivative instruments by counterparty, at fair value	$58,502	$342,264	$(80,074)	$50,278	$447,777	$(355,319)	$(114,336)	$(1,737,440)	$369,614	$357,966	$(155,033)	$(815,801)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$(342,264)	$-	$-	$(447,777)	$355,319	$-	$1,300,000	$(369,614)	$-	$-	$495,664

Net Exposure(1)(2)	$58,502	$-	$(80,074)	$50,278	$-	$-	$(114,336)	$(437,440)	$-	$357,966	$(155,033)	$(320,137)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2017, the Portfolio had received $410,000, $500,000 and $410,000 in cash collateral from Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley Capital Services LLC, respectively. In addition, the Portfolio had pledged $420,000 in cash collateral to Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $246,511,035.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$13,688,117
Gross Unrealized Depreciation	(14,236,097)

Net Unrealized Depreciation	$(547,980)

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.3%
162,990	iShares 1-3 Year Treasury Bond ETF	$13,764,506	2.9
110,620	iShares MSCI EMU Index Fund	4,792,058	1.0
74,844	iShares Russell 1000 Growth Index Fund	9,359,991	2.0
19,960	iShares Russell 1000 Value Index Fund	2,365,460	0.5
994,955	PowerShares Senior Loan Portfolio	23,043,158	4.9
247,548	SPDR Bloomberg Barclays High Yield Bond ETF	9,238,491	2.0
118,574	SPDR Dow Jones International Real Estate	4,550,870	1.0
55,058	Vanguard REIT	4,574,769	1.0

	Total Exchange-Traded Funds
	(Cost $72,614,131)	71,689,303	15.3

MUTUAL FUNDS: 84.5%
	Affiliated Investment Companies: 83.0%
1,151,983	Voya Emerging Markets Index Portfolio Class P2	13,881,400	2.9
3,231,612	Voya International Index Portfolio Class P2	33,511,815	7.1
936,267	Voya Russell Mid Cap Index Portfolio Class P2	14,399,780	3.1
23,203,315	Voya U.S. Bond Index Portfolio Class P2	246,419,206	52.6
5,412,388	Voya U.S. Stock Index Portfolio Class P2	80,915,195	17.3
		389,127,396	83.0

	Unaffiliated Investment Companies: 1.5%
1,418,267	(1) Credit Suisse Commodity Return Strategy Fund - Class I	7,006,239	1.5

	Total Mutual Funds
	(Cost $387,564,091)	396,133,635	84.5

	Total Investments in Securities (Cost $460,178,222)	$467,822,938	99.8
	Assets in Excess of Other Liabilities	802,465	0.2
	Net Assets	$468,625,403	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$71,689,303	$–	$–	$71,689,303
Mutual Funds	396,133,635	–	–	396,133,635
Total Investments, at fair value	$467,822,938	$–	$–	$467,822,938
Other Financial Instruments+
Futures	19,792	–	–	19,792
Total Assets	$467,842,730	$–	$–	$467,842,730
Liabilities Table
Other Financial Instruments+
Futures	$(96,859)	$–	$–	$(96,859)
Total Liabilities	$(96,859)	$–	$–	$(96,859)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$-	$14,220,086	$(1,498,793)	$1,160,107	$13,881,400	$141,706	$140,990	$-
Voya International Index Portfolio - Class I	24,909,003	5,855,737	(32,297,788)	1,533,048	-	-	(203,369)	-
Voya International Index Portfolio Class P2	-	32,582,132	(2,416,149)	3,345,832	33,511,815	735,182	(38,463)	-
Voya Russell Mid Cap Index Portfolio Class P2	-	14,254,805	(434,098)	579,073	14,399,780	190,516	45,846	873,065
Voya RussellTM Mid Cap Index Portfolio - Class I	12,264,095	1,206,765	(13,039,810)	(431,050)	-	-	167,004	-
Voya U.S. Bond Index Portfolio - Class I	217,261,578	30,708,187	(251,084,193)	3,114,428	-	1,734,348	149,843	-
Voya U.S. Bond Index Portfolio Class P2	-	258,139,174	(10,197,649)	(1,522,319)	246,419,206	2,515,959	189,646	623,038
Voya U.S. Stock Index Portfolio - Class I	94,857,296	10,738,903	(105,120,059)	(476,140)	-	-	616,603	-
Voya U.S. Stock Index Portfolio Class P2	-	88,284,635	(13,060,149)	5,690,709	80,915,195	203,547	1,860,279	3,935,425
	$349,291,972	$455,990,424	$(429,148,688)	$12,993,688	$389,127,396	$5,521,258	$2,928,379	$5,431,528

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	63	12/07/17	$9,377,916	$19,792
			$9,377,916	$19,792
Short Contracts
Mini MSCI EAFE Index	(95)	12/15/17	(9,397,400)	(96,859)
			$(9,397,400)	$(96,859)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$19,792
Total Asset Derivatives		$19,792

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$96,859
Total Liability Derivatives		$96,859

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $469,634,630.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,393,059
Gross Unrealized Depreciation	(13,262,054)

Net Unrealized Depreciation	$(1,868,995)

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.3%
47,791	iShares 1-3 Year Treasury Bond ETF	$4,035,950	1.9
15,857	iShares Barclays 20+ Year Treasury Bond Fund	1,978,319	0.9
48,653	iShares MSCI EMU Index Fund	2,107,648	1.0
32,918	iShares Russell 1000 Growth Index Fund	4,116,725	1.9
17,557	iShares Russell 1000 Value Index Fund	2,080,680	1.0
437,601	PowerShares Senior Loan Portfolio	10,134,839	4.8
108,876	SPDR Bloomberg Barclays High Yield Bond ETF	4,063,252	1.9
52,151	SPDR Dow Jones International Real Estate	2,001,556	0.9
24,216	Vanguard REIT	2,012,108	1.0

	Total Exchange-Traded Funds
	(Cost $32,231,940)	32,531,077	15.3

MUTUAL FUNDS: 84.4%
	Affiliated Investment Companies: 82.9%
605,786	Voya Emerging Markets Index Portfolio Class P2	7,299,717	3.4
2,292,002	Voya International Index Portfolio Class P2	23,768,062	11.2
421,862	Voya Russell Mid Cap Index Portfolio Class P2	6,488,239	3.1
437,113	Voya Russell Small Cap Index Portfolio Class P2	6,639,740	3.1
7,160,352	Voya U.S. Bond Index Portfolio Class P2	76,042,939	35.7
3,756,430	Voya U.S. Stock Index Portfolio Class P2	56,158,623	26.4
		176,397,320	82.9

	Unaffiliated Investment Companies: 1.5%
627,518	(1) Credit Suisse Commodity Return Strategy Fund - Class I	3,099,939	1.5

	Total Mutual Funds
	(Cost $173,892,320)	179,497,259	84.4

	Total Investments in Securities (Cost $206,124,260)	$212,028,336	99.7
	Assets in Excess of Other Liabilities	712,030	0.3
	Net Assets	$212,740,366	100.0

(1)	Non-income producing security.

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$32,531,077	$–	$–	$32,531,077
Mutual Funds	179,497,259	–	–	179,497,259
Total Investments, at fair value	$212,028,336	$–	$–	$212,028,336
Other Financial Instruments+
Futures	9,111	–	–	9,111
Total Assets	$212,037,447	$–	$–	$212,037,447
Liabilities Table
Other Financial Instruments+
Futures	$(43,842)	$–	$–	$(43,842)
Total Liabilities	$(43,842)	$–	$–	$(43,842)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$-	$7,446,891	$(703,879)	$556,705	$7,299,717	$65,293	$66,500	$-
Voya International Index Portfolio - Class I	11,606,868	6,029,411	(17,487,765)	(148,514)	-	-	173,766	-
Voya International Index Portfolio Class P2	-	22,733,483	(1,440,353)	2,474,932	23,768,062	426,857	287,692	-
Voya Russell Mid Cap Index Portfolio Class P2	-	6,550,920	(194,578)	131,897	6,488,239	71,015	6,829	325,437
Voya Russell Small Cap Index Portfolio Class P2	-	6,614,162	(253,576)	279,154	6,639,740	51,570	32,830	330,130
Voya RussellTM Mid Cap Index Portfolio - Class I	4,088,701	2,109,889	(6,055,943)	(142,647)	-	-	177,620	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,067,165	2,548,707	(4,437,440)	(178,432)	-	-	10,786	-
Voya U.S. Bond Index Portfolio - Class I	35,191,642	25,092,532	(61,108,834)	824,660	-	343,960	(179,899)	-
Voya U.S. Bond Index Portfolio Class P2	-	83,055,689	(6,988,019)	(24,731)	76,042,939	705,360	(181,411)	168,348
Voya U.S. Stock Index Portfolio - Class I	31,334,504	18,896,099	(49,961,899)	(268,704)	-	-	530,290	-
Voya U.S. Stock Index Portfolio Class P2	-	61,988,142	(8,007,729)	2,178,210	56,158,623	132,510	794,953	2,358,625
	$84,288,880	$243,065,925	$(156,640,015)	$5,682,530	$176,397,320	$1,796,565	$1,719,955	$3,182,541

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	29	12/07/17	$4,316,818	$9,111
			$4,316,818	$9,111
Short Contracts
Mini MSCI EAFE Index	(43)	12/15/17	(4,253,560)	(43,842)
			$(4,253,560)	$(43,842)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$9,111
Total Asset Derivatives		$9,111

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$43,842
Total Liability Derivatives		$43,842

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $206,587,196.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,017,144
Gross Unrealized Depreciation	(601,637)

Net Unrealized Appreciation	$5,415,507

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.5%
177,497	iShares 1-3 Year Treasury Bond ETF	$14,989,622	1.9
58,892	iShares Barclays 20+ Year Treasury Bond Fund	7,347,366	0.9
180,698	iShares MSCI EMU Index Fund	7,827,837	1.0
122,259	iShares Russell 1000 Growth Index Fund	15,289,710	2.0
65,208	iShares Russell 1000 Value Index Fund	7,727,800	1.0
1,625,266	PowerShares Senior Loan Portfolio	37,641,161	4.8
404,371	SPDR Bloomberg Barclays High Yield Bond ETF	15,091,126	1.9
193,692	SPDR Dow Jones International Real Estate	7,433,899	1.0
89,938	Vanguard REIT	7,472,948	1.0

	Total Exchange-Traded Funds
	(Cost $120,881,199)	120,821,469	15.5

MUTUAL FUNDS: 84.3%
	Affiliated Investment Companies: 82.8%
3,161,930	Voya Emerging Markets Index Portfolio Class P2	38,101,260	4.9
10,641,844	Voya International Index Portfolio Class P2	110,355,924	14.2
2,312,485	Voya Russell Mid Cap Index Portfolio Class P2	35,566,024	4.5
1,608,225	Voya Russell Small Cap Index Portfolio Class P2	24,428,940	3.1
17,433,501	Voya U.S. Bond Index Portfolio Class P2	185,143,783	23.8
16,830,973	Voya U.S. Stock Index Portfolio Class P2	251,623,043	32.3
		645,218,974	82.8

	Unaffiliated Investment Companies: 1.5%
2,317,009	(1) Credit Suisse Commodity Return Strategy Fund - Class I	11,446,026	1.5

	Total Mutual Funds
	(Cost $626,214,909)	656,665,000	84.3

	Total Investments in Securities (Cost $747,096,108)	$777,486,469	99.8
	Assets in Excess of Other Liabilities	1,404,989	0.2
	Net Assets	$778,891,458	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$120,821,469	$–	$–	$120,821,469
Mutual Funds	656,665,000	–	–	656,665,000
Total Investments, at fair value	$777,486,469	$–	$–	$777,486,469
Other Financial Instruments+
Futures	32,672	–	–	32,672
Total Assets	$777,519,141	$–	$–	$777,519,141
Liabilities Table
Other Financial Instruments+
Futures	$(160,072)	$–	$–	$(160,072)
Total Liabilities	$(160,072)	$–	$–	$(160,072)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,455,119	$8,055,083	$(25,797,413)	$287,211	$-	$-	$241,909	$-
Voya Emerging Markets Index Portfolio Class P2	-	36,204,384	(2,655,131)	4,552,007	38,101,260	436,191	992,079	-
Voya International Index Portfolio - Class I	83,260,465	9,389,716	(95,935,541)	3,285,360	-	-	767,900	-
Voya International Index Portfolio Class P2	-	103,511,079	(4,142,893)	10,987,738	110,355,924	2,264,503	522,706	-
Voya Russell Mid Cap Index Portfolio Class P2	-	34,413,003	(479,439)	1,632,460	35,566,024	442,403	53,984	2,027,366
Voya Russell Small Cap Index Portfolio Class P2	-	23,739,008	(577,268)	1,267,200	24,428,940	217,344	(66,653)	1,391,338
Voya RussellTM Mid Cap Index Portfolio - Class I	40,955,269	4,973,804	(45,950,556)	21,483	-	-	(18,166)	-
Voya RussellTM Small Cap Index Portfolio - Class I	17,773,004	2,494,443	(19,732,024)	(535,423)	-	-	(13,783)	-
Voya U.S. Bond Index Portfolio - Class I	133,969,556	31,091,430	(167,824,034)	2,763,048	-	1,116,987	(144,314)	-
Voya U.S. Bond Index Portfolio Class P2	-	195,047,765	(8,695,758)	(1,208,224)	185,143,783	1,831,124	(162,365)	448,217
Voya U.S. Stock Index Portfolio - Class I	184,081,327	43,152,499	(230,245,635)	3,011,809	-	-	(386,985)	-
Voya U.S. Stock Index Portfolio Class P2	-	261,357,328	(23,734,288)	14,000,003	251,623,043	591,518	(144,908)	11,436,536
	$477,494,740	$753,429,542	$(625,769,980)	$40,064,672	$645,218,974	$6,900,070	$1,641,404	$15,303,457

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	104	12/07/17	$15,481,004	$32,672
			$15,481,004	$32,672
Short Contracts
Mini MSCI EAFE Index	(157)	12/15/17	(15,530,440)	(160,072)
			$(15,530,440)	$(160,072)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$32,672
Total Asset Derivatives		$32,672

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$160,072
Total Liability Derivatives		$160,072

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $754,775,502.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$33,708,330
Gross Unrealized Depreciation	(11,092,137)

Net Unrealized Appreciation	$22,616,193

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.2%
18,436	iShares Barclays 20+ Year Treasury Bond Fund	$2,300,075	0.9
56,566	iShares MSCI EMU Index Fund	2,450,439	1.0
38,272	iShares Russell 1000 Growth Index Fund	4,786,296	1.9
20,413	iShares Russell 1000 Value Index Fund	2,419,145	1.0
508,779	PowerShares Senior Loan Portfolio	11,783,322	4.7
126,586	SPDR Bloomberg Barclays High Yield Bond ETF	4,724,190	1.9
90,951	SPDR Dow Jones International Real Estate	3,490,699	1.4
42,232	Vanguard REIT	3,509,057	1.4

	Total Exchange-Traded Funds
	(Cost $35,130,506)	35,463,223	14.2

MUTUAL FUNDS: 85.5%
	Affiliated Investment Companies: 84.1%
1,219,739	Voya Emerging Markets Index Portfolio Class P2	14,697,857	5.9
4,147,296	Voya International Index Portfolio Class P2	43,007,456	17.2
822,842	Voya Russell Mid Cap Index Portfolio Class P2	12,655,314	5.1
684,111	Voya Russell Small Cap Index Portfolio Class P2	10,391,646	4.1
3,545,086	Voya U.S. Bond Index Portfolio Class P2	37,648,813	15.0
6,171,095	Voya U.S. Stock Index Portfolio Class P2	92,257,874	36.8
		210,658,960	84.1

	Unaffiliated Investment Companies: 1.4%
724,100	(1) Credit Suisse Commodity Return Strategy Fund - Class I	3,577,052	1.4

	Total Mutual Funds
	(Cost $204,294,061)	214,236,012	85.5

	Total Investments in Securities (Cost $239,424,567)	$249,699,235	99.7
	Assets in Excess of Other Liabilities	805,926	0.3
	Net Assets	$250,505,161	100.0

(1)	Non-income producing security.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,463,223	$–	$–	$35,463,223
Mutual Funds	214,236,012	–	–	214,236,012
Total Investments, at fair value	$249,699,235	$–	$–	$249,699,235
Other Financial Instruments+
Futures	10,367	–	–	10,367
Total Assets	$249,709,602	$–	$–	$249,709,602
Liabilities Table
Other Financial Instruments+
Futures	$(50,978)	$–	$–	$(50,978)
Total Liabilities	$(50,978)	$–	$–	$(50,978)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,699,534	$4,185,013	$(8,004,473)	$119,926	$-	$-	$10,082	$-
Voya Emerging Markets Index Portfolio Class P2	-	14,174,049	(1,026,401)	1,550,209	14,697,857	137,850	199,878	-
Voya International Index Portfolio - Class I	15,656,821	12,064,639	(27,528,864)	(192,596)	-	-	109,579	-
Voya International Index Portfolio Class P2	-	40,582,619	(1,814,266)	4,239,103	43,007,456	696,227	363,030	-
Voya Russell Mid Cap Index Portfolio Class P2	-	12,631,505	(152,790)	176,599	12,655,314	123,754	5,022	567,119
Voya Russell Small Cap Index Portfolio Class P2	-	10,123,754	(209,673)	477,565	10,391,646	72,910	16,576	466,735
Voya RussellTM Mid Cap Index Portfolio - Class I	6,964,693	5,065,108	(11,776,686)	(253,115)	-	-	430,339	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,816,149	3,718,823	(6,295,905)	(239,067)	-	-	5,188	-
Voya U.S. Bond Index Portfolio - Class I	14,364,650	15,227,621	(29,878,851)	286,580	-	152,875	(167,146)	-
Voya U.S. Bond Index Portfolio Class P2	-	42,957,880	(5,444,940)	135,873	37,648,813	338,191	(50,996)	81,153
Voya U.S. Stock Index Portfolio - Class I	35,330,313	31,192,886	(66,200,320)	(322,879)	-	-	279,695	-
Voya U.S. Stock Index Portfolio Class P2	-	97,813,568	(8,920,899)	3,365,205	92,257,874	198,476	727,000	3,837,379
	$78,832,160	$289,737,465	$(167,254,068)	$9,343,403	$210,658,960	$1,720,283	$1,928,247	$4,952,386

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	33	12/07/17	$4,912,242	$10,367
			$4,912,242	$10,367
Short Contracts
Mini MSCI EAFE Index	(50)	12/15/17	(4,946,000)	(50,978)
			$(4,946,000)	$(50,978)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$10,367
Total Asset Derivatives		$10,367

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$50,978
Total Liability Derivatives		$50,978

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $239,798,930.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,395,321
Gross Unrealized Depreciation	(525,275)

Net Unrealized Appreciation	$9,870,046

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.5%
160,797	iShares MSCI EMU Index Fund	$6,965,726	1.0
108,794	iShares Russell 1000 Growth Index Fund	13,605,778	2.0
58,027	iShares Russell 1000 Value Index Fund	6,876,780	1.0
1,446,273	PowerShares Senior Loan Portfolio	33,495,683	4.8
359,837	SPDR Bloomberg Barclays High Yield Bond ETF	13,429,117	1.9
258,540	SPDR Dow Jones International Real Estate	9,922,765	1.4
120,050	Vanguard REIT	9,974,954	1.4

	Total Exchange-Traded Funds
	(Cost $94,811,168)	94,270,803	13.5

MUTUAL FUNDS: 86.3%
	Affiliated Investment Companies: 84.9%
3,965,085	Voya Emerging Markets Index Portfolio Class P2	47,779,269	6.8
12,885,976	Voya International Index Portfolio Class P2	133,627,572	19.1
3,208,574	Voya Russell Mid Cap Index Portfolio Class P2	49,347,875	7.1
1,915,293	Voya Russell Small Cap Index Portfolio Class P2	29,093,294	4.2
5,281,308	Voya U.S. Bond Index Portfolio Class P2	56,087,491	8.0
18,533,940	Voya U.S. Stock Index Portfolio Class P2	277,082,405	39.7
		593,017,906	84.9

	Unaffiliated Investment Companies: 1.4%
2,060,949	(1) Credit Suisse Commodity Return Strategy Fund - Class I	10,181,089	1.4

	Total Mutual Funds
	(Cost $566,400,239)	603,198,995	86.3

	Total Investments in Securities (Cost $661,211,407)	$697,469,798	99.8
	Assets in Excess of Other Liabilities	1,244,676	0.2
	Net Assets	$698,714,474	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$94,270,803	$–	$–	$94,270,803
Mutual Funds	603,198,995	–	–	603,198,995
Total Investments, at fair value	$697,469,798	$–	$–	$697,469,798
Other Financial Instruments+
Futures	29,217	–	–	29,217
Total Assets	$697,499,015	$–	$–	$697,499,015
Liabilities Table
Other Financial Instruments+
Futures	$(143,759)	$–	$–	$(143,759)
Total Liabilities	$(143,759)	$–	$–	$(143,759)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,805,366	$13,145,423	$(33,286,829)	$336,040	$-	$-	$(584)	$-
Voya Emerging Markets Index Portfolio Class P2	-	44,894,277	(3,154,886)	6,039,878	47,779,269	566,814	925,085	-
Voya International Index Portfolio - Class I	93,839,912	10,756,148	(108,041,930)	3,445,870	-	-	706,131	-
Voya International Index Portfolio Class P2	-	124,198,773	(3,853,574)	13,282,373	133,627,572	2,663,558	576,078	-
Voya Russell Mid Cap Index Portfolio Class P2	-	48,290,693	(465,333)	1,522,515	49,347,875	595,259	(76,279)	2,727,849
Voya Russell Small Cap Index Portfolio Class P2	-	28,079,811	(364,046)	1,377,529	29,093,294	249,928	(1,729)	1,599,924
Voya RussellTM Mid Cap Index Portfolio - Class I	42,434,246	4,984,879	(47,845,309)	426,184	-	-	(313,582)	-
Voya RussellTM Small Cap Index Portfolio - Class I	20,222,793	2,671,255	(22,260,777)	(633,271)	-	-	51,918	-
Voya U.S. Bond Index Portfolio - Class I	42,671,960	9,241,181	(52,732,962)	819,821	-	357,241	301	-
Voya U.S. Bond Index Portfolio Class P2	-	66,385,002	(9,895,855)	(401,656)	56,087,491	565,351	17,067	139,626
Voya U.S. Stock Index Portfolio - Class I	222,144,080	26,302,942	(253,419,822)	4,972,800	-	-	(533,029)	-
Voya U.S. Stock Index Portfolio Class P2	-	278,616,361	(17,144,902)	15,610,946	277,082,405	632,950	(589,586)	12,237,589
	$441,118,357	$657,566,745	$(552,466,225)	$46,799,029	$593,017,906	$5,631,101	$761,791	$16,704,988

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	93	12/07/17	$13,843,590	$29,217
			$13,843,590	$29,217
Short Contracts
Mini MSCI EAFE Index	(141)	12/15/17	(13,947,720)	(143,759)
			$(13,947,720)	$(143,759)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$29,217
Total Asset Derivatives		$29,217

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$143,759
Total Liability Derivatives		$143,759

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $667,079,314.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$38,828,323
Gross Unrealized Depreciation	(8,523,206)

Net Unrealized Appreciation	$30,305,117

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.3%
35,163	iShares MSCI EMU Index Fund	$1,523,261	1.0
23,791	iShares Russell 1000 Growth Index Fund	2,975,303	1.9
12,689	iShares Russell 1000 Value Index Fund	1,503,773	0.9
192,359	PowerShares Senior Loan Portfolio	4,455,035	2.8
79,770	SPDR Bloomberg Barclays High Yield Bond ETF	2,977,016	1.9
56,538	SPDR Dow Jones International Real Estate	2,169,928	1.4
26,253	Vanguard REIT	2,181,362	1.4

	Total Exchange-Traded Funds
	(Cost $17,629,498)	17,785,678	11.3

MUTUAL FUNDS: 88.4%
	Affiliated Investment Companies: 87.0%
956,855	Voya Emerging Markets Index Portfolio Class P2	11,530,101	7.3
3,065,029	Voya International Index Portfolio Class P2	31,784,347	20.1
826,918	Voya Russell Mid Cap Index Portfolio Class P2	12,717,996	8.0
538,636	Voya Russell Small Cap Index Portfolio Class P2	8,181,880	5.2
757,646	Voya U.S. Bond Index Portfolio Class P2	8,046,197	5.1
4,358,696	Voya U.S. Stock Index Portfolio Class P2	65,162,504	41.3
		137,423,025	87.0

	Unaffiliated Investment Companies: 1.4%
457,506	(1) Credit Suisse Commodity Return Strategy Fund - Class I	2,260,079	1.4

	Total Mutual Funds
	(Cost $132,188,279)	139,683,104	88.4

	Total Investments in Securities (Cost $149,817,777)	$157,468,782	99.7
	Assets in Excess of Other Liabilities	480,952	0.3
	Net Assets	$157,949,734	100.0

(1)	Non-income producing security.

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,785,678	$–	$–	$17,785,678
Mutual Funds	139,683,104	–	–	139,683,104
Total Investments, at fair value	$157,468,782	$–	$–	$157,468,782
Other Financial Instruments+
Futures	6,597	–	–	6,597
Total Assets	$157,475,379	$–	$–	$157,475,379
Liabilities Table
Other Financial Instruments+
Futures	$(32,626)	$–	$–	$(32,626)
Total Liabilities	$(32,626)	$–	$–	$(32,626)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,947,296	$3,046,145	$(6,085,673)	$92,232	$-	$-	$7,990	$-
Voya Emerging Markets Index Portfolio Class P2	-	11,063,068	(711,863)	1,178,896	11,530,101	105,144	141,817	-
Voya International Index Portfolio - Class I	11,737,244	7,115,434	(18,700,241)	(152,437)	-	-	81,432	-
Voya International Index Portfolio Class P2	-	29,784,026	(1,071,323)	3,071,644	31,784,347	480,523	206,726	-
Voya Russell Mid Cap Index Portfolio Class P2	-	12,452,291	(77,620)	343,325	12,717,996	116,417	5,031	533,497
Voya Russell Small Cap Index Portfolio Class P2	-	7,859,882	(100,353)	422,351	8,181,880	53,442	6,305	342,110
Voya RussellTM Mid Cap Index Portfolio - Class I	5,037,983	2,900,593	(7,754,458)	(184,118)	-	-	68,824	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,397,710	2,383,237	(4,573,769)	(207,178)	-	-	6,560	-
Voya U.S. Bond Index Portfolio - Class I	4,530,470	3,264,104	(7,896,735)	102,161	-	44,631	(83,271)	-
Voya U.S. Bond Index Portfolio Class P2	-	10,283,709	(2,248,820)	11,308	8,046,197	70,048	28,823	16,367
Voya U.S. Stock Index Portfolio - Class I	28,193,733	17,596,460	(45,404,288)	(385,905)	-	-	459,639	-
Voya U.S. Stock Index Portfolio Class P2	-	67,983,930	(5,281,778)	2,460,352	65,162,504	132,488	509,539	2,561,555
	$54,844,436	$175,732,879	$(99,906,921)	$6,752,631	$137,423,025	$1,002,693	$1,439,415	$3,453,529

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	21	12/07/17	$3,125,972	$6,597
			$3,125,972	$6,597
Short Contracts
Mini MSCI EAFE Index	(32)	12/15/17	(3,165,440)	(32,626)
			$(3,165,440)	$(32,626)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$6,597
Total Asset Derivatives		$6,597

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$32,626
Total Liability Derivatives		$32,626

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $149,917,625.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,711,528
Gross Unrealized Depreciation	(179,812)

Net Unrealized Appreciation	$7,531,716

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.4%
106,101	iShares MSCI EMU Index Fund	$4,596,295	1.0
71,787	iShares Russell 1000 Growth Index Fund	8,977,682	1.9
38,288	iShares Russell 1000 Value Index Fund	4,537,511	1.0
334,009	PowerShares Senior Loan Portfolio	7,735,649	1.7
170,595	SPDR Dow Jones International Real Estate	6,547,436	1.4
79,214	Vanguard REIT	6,581,891	1.4

	Total Exchange-Traded Funds
	(Cost $38,988,856)	38,976,464	8.4

MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 90.0%
2,983,075	Voya Emerging Markets Index Portfolio Class P2	35,946,057	7.8
9,413,487	Voya International Index Portfolio Class P2	97,617,861	21.1
3,029,545	Voya Russell Mid Cap Index Portfolio Class P2	46,594,397	10.1
1,582,371	Voya Russell Small Cap Index Portfolio Class P2	24,036,208	5.2
1,832,268	Voya U.S. Bond Index Portfolio Class P2	19,458,687	4.2
12,891,150	Voya U.S. Stock Index Portfolio Class P2	192,722,689	41.6
		416,375,899	90.0

	Unaffiliated Investment Companies: 1.4%
1,360,213	(1) Credit Suisse Commodity Return Strategy Fund - Class I	6,719,455	1.4

	Total Mutual Funds
	(Cost $396,735,862)	423,095,354	91.4

	Total Investments in Securities (Cost $435,724,718)	$462,071,818	99.8
	Assets in Excess of Other Liabilities	776,884	0.2
	Net Assets	$462,848,702	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,976,464	$–	$–	$38,976,464
Mutual Funds	$423,095,354	$–	$–	$423,095,354
Total Investments, at fair value	$462,071,818	$–	$–	$462,071,818
Other Financial Instruments+
Futures	19,478	–	–	19,478
Total Assets	$462,091,296	$–	$–	$462,091,296
Liabilities Table
Other Financial Instruments+
Futures	$(94,820)	$–	$–	$(94,820)
Total Liabilities	$(94,820)	$–	$–	$(94,820)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,513,108	$5,725,903	$(25,883,931)	$644,920	$-	$-	$(100,119)	$-
Voya Emerging Markets Index Portfolio Class P2	-	33,359,283	(2,719,976)	5,306,750	35,946,057	435,212	310,182	-
Voya International Index Portfolio - Class I	68,171,632	8,692,752	(79,897,391)	3,033,007	-	-	340,092	-
Voya International Index Portfolio Class P2	-	90,899,175	(2,653,253)	9,371,939	97,617,861	1,937,551	347,644	-
Voya Russell Mid Cap Index Portfolio Class P2	-	46,462,784	(411,997)	543,610	46,594,397	559,373	(23,535)	2,563,399
Voya Russell Small Cap Index Portfolio Class P2	-	23,466,265	(335,871)	905,814	24,036,208	205,400	(26,641)	1,314,879
Voya RussellTM Mid Cap Index Portfolio - Class I	31,086,931	6,228,359	(37,751,219)	435,929	-	-	(26,460)	-
Voya RussellTM Small Cap Index Portfolio - Class I	13,254,869	5,722,133	(18,638,085)	(338,917)	-	-	(10,572)	-
Voya U.S. Bond Index Portfolio - Class I	8,366,934	8,900,078	(17,498,590)	231,578	-	70,333	(32,056)	-
Voya U.S. Bond Index Portfolio Class P2	-	20,314,889	(746,310)	(109,892)	19,458,687	189,157	(8,748)	46,248
Voya U.S. Stock Index Portfolio - Class I	158,745,353	20,880,822	(182,769,914)	3,143,739	-	-	(659,148)	-
Voya U.S. Stock Index Portfolio Class P2	-	194,319,324	(12,321,459)	10,724,824	192,722,689	442,651	506,426	8,558,321
	$299,138,827	$464,971,767	$(381,627,996)	$33,893,301	$416,375,899	$3,839,677	$617,065	$12,482,847

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	62	12/07/17	$9,229,060	$19,478
			$9,229,060	$19,478
Short Contracts
Mini MSCI EAFE Index	(93)	12/15/17	(9,199,560)	(94,820)
			$(9,199,560)	$(94,820)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$19,478
Total Asset Derivatives		$19,478

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$94,820
Total Liability Derivatives		$94,820

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $439,466,637.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,509,074
Gross Unrealized Depreciation	(4,959,785)

Net Unrealized Appreciation	$22,549,289

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
3,949	iShares Barclays 20+ Year Treasury Bond Fund	$492,677	0.5
20,427	iShares MSCI EMU Index Fund	884,898	0.9
13,821	iShares Russell 1000 Growth Index Fund	1,728,454	1.9
7,372	iShares Russell 1000 Value Index Fund	873,656	0.9
32,844	SPDR Dow Jones International Real Estate	1,260,553	1.4
15,251	Vanguard REIT	1,267,205	1.4

	Total Exchange-Traded Funds
	(Cost $6,412,216)	6,507,443	7.0

MUTUAL FUNDS: 92.7%
	Affiliated Investment Companies: 91.3%
631,783	Voya Emerging Markets Index Portfolio Class P2	7,612,980	8.2
1,969,140	Voya International Index Portfolio Class P2	20,419,978	22.0
664,124	Voya Russell Mid Cap Index Portfolio Class P2	10,214,229	11.0
315,542	Voya Russell Small Cap Index Portfolio Class P2	4,793,084	5.2
337,503	Voya U.S. Bond Index Portfolio Class P2	3,584,279	3.8
2,549,163	Voya U.S. Stock Index Portfolio Class P2	38,109,983	41.1
		84,734,533	91.3

	Unaffiliated Investment Companies: 1.4%
261,754	(1) Credit Suisse Commodity Return Strategy Fund - Class I	1,293,065	1.4

	Total Mutual Funds
	(Cost $81,521,422)	86,027,598	92.7

	Total Investments in Securities (Cost $87,933,638)	$92,535,041	99.7
	Assets in Excess of Other Liabilities	259,917	0.3
	Net Assets	$92,794,958	100.0

(1)	Non-income producing security.

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,507,443	$–	$–	$6,507,443
Mutual Funds	86,027,598	–	–	86,027,598
Total Investments, at fair value	$92,535,041	$–	$–	$92,535,041
Other Financial Instruments+
Futures	3,770	–	–	3,770
Total Assets	$92,538,811	$–	$–	$92,538,811
Liabilities Table
Other Financial Instruments+
Futures	$(18,352)	$–	$–	$(18,352)
Total Liabilities	$(18,352)	$–	$–	$(18,352)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,781,949	$2,080,810	$(3,901,679)	$38,920	$-	$-	$8,305	$-
Voya Emerging Markets Index Portfolio Class P2	-	7,267,924	(434,370)	779,426	7,612,980	68,045	99,309	-
Voya International Index Portfolio - Class I	6,214,851	5,309,730	(11,440,259)	(84,322)	-	-	39,969	-
Voya International Index Portfolio Class P2	-	19,158,932	(637,392)	1,898,438	20,419,978	296,482	92,714	-
Voya Russell Mid Cap Index Portfolio Class P2	-	9,996,216	(51,603)	269,616	10,214,229	89,569	(3,390)	410,463
Voya Russell Small Cap Index Portfolio Class P2	-	4,590,466	(34,215)	236,833	4,793,084	29,826	5,700	190,934
Voya RussellTM Mid Cap Index Portfolio - Class I	3,132,802	2,658,661	(5,687,086)	(104,377)	-	-	(742)	-
Voya RussellTM Small Cap Index Portfolio - Class I	1,206,593	1,458,603	(2,563,680)	(101,516)	-	-	1,313	-
Voya U.S. Bond Index Portfolio - Class I	788,331	1,884,654	(2,681,038)	8,053	-	9,012	(9,032)	-
Voya U.S. Bond Index Portfolio Class P2	-	3,590,977	(17,384)	10,686	3,584,279	30,709	149	7,174
Voya U.S. Stock Index Portfolio - Class I	14,209,282	11,753,236	(25,778,492)	(184,026)	-	-	292,107	-
Voya U.S. Stock Index Portfolio Class P2	-	39,826,982	(3,024,946)	1,307,947	38,109,983	75,268	292,861	1,455,253
	$27,333,808	$109,577,191	$(56,252,144)	$4,075,678	$84,734,533	$598,911	$819,263	$2,063,824

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	12	12/07/17	$1,786,270	$3,770
			$1,786,270	$3,770
Short Contracts
Mini MSCI EAFE Index	(18)	12/15/17	(1,780,560)	(18,352)
			$(1,780,560)	$(18,352)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$3,770
Total Asset Derivatives		$3,770

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$18,352
Total Liability Derivatives		$18,352

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $88,000,185.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,625,741
Gross Unrealized Depreciation	(101,703)

Net Unrealized Appreciation	$4,524,038

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
36,172	iShares MSCI EMU Index Fund	$1,566,971	1.0
24,474	iShares Russell 1000 Growth Index Fund	3,060,718	1.9
13,053	iShares Russell 1000 Value Index Fund	1,546,911	1.0
58,160	SPDR Dow Jones International Real Estate	2,232,181	1.4
27,006	Vanguard REIT	2,243,929	1.4

	Total Exchange-Traded Funds
	(Cost $10,571,528)	10,650,710	6.7

MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 91.7%
1,090,111	Voya Emerging Markets Index Portfolio Class P2	13,135,841	8.2
3,393,415	Voya International Index Portfolio Class P2	35,189,716	22.1
1,146,207	Voya Russell Mid Cap Index Portfolio Class P2	17,628,657	11.1
544,232	Voya Russell Small Cap Index Portfolio Class P2	8,266,879	5.2
586,916	Voya U.S. Bond Index Portfolio Class P2	6,233,045	3.9
4,385,018	Voya U.S. Stock Index Portfolio Class P2	65,556,016	41.2
		146,010,154	91.7

	Unaffiliated Investment Companies: 1.4%
463,470	(1) Credit Suisse Commodity Return Strategy Fund - Class I	2,289,543	1.4

	Total Mutual Funds
	(Cost $138,341,340)	148,299,697	93.1

	Total Investments in Securities (Cost $148,912,868)	$158,950,407	99.8
	Assets in Excess of Other Liabilities	249,539	0.2
	Net Assets	$159,199,946	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,650,710	$–	$–	$10,650,710
Mutual Funds	148,299,697	–	–	148,299,697
Total Investments, at fair value	$158,950,407	$–	$–	$158,950,407

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Other Financial Instruments+
Futures	6,597	–	–	6,597
Total Assets	$158,957,004	$–	$–	$158,957,004
Liabilities Table
Other Financial Instruments+
Futures	$(32,626)	$–	$–	$(32,626)
Total Liabilities	$(32,626)	$–	$–	$(32,626)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,006,209	$2,849,204	$(8,898,176)	$42,763	$-	$-	$(3,451)	$-
Voya Emerging Markets Index Portfolio Class P2	-	12,165,951	(861,714)	1,831,604	13,135,841	153,501	214,482	-
Voya International Index Portfolio - Class I	22,554,999	4,357,004	(28,001,950)	1,089,947	-	-	(77,264)	-
Voya International Index Portfolio Class P2	-	32,725,182	(1,092,227)	3,556,761	35,189,716	668,037	(5,165)	-
Voya Russell Mid Cap Index Portfolio Class P2	-	17,501,990	(182,075)	308,742	17,628,657	202,391	(29,871)	927,483
Voya Russell Small Cap Index Portfolio Class P2	-	7,995,780	(119,096)	390,195	8,266,879	67,543	(10,913)	432,380
Voya RussellTM Mid Cap Index Portfolio - Class I	10,598,114	2,789,268	(13,494,524)	107,142	-	-	(45,800)	-
Voya RussellTM Small Cap Index Portfolio - Class I	4,088,734	2,103,966	(6,010,240)	(182,460)	-	-	(5,985)	-
Voya U.S. Bond Index Portfolio - Class I	2,519,256	2,582,025	(5,169,579)	68,298	-	22,393	(2,638)	-
Voya U.S. Bond Index Portfolio Class P2	-	6,329,666	(55,861)	(40,760)	6,233,045	58,849	(513)	14,202
Voya U.S. Stock Index Portfolio - Class I	48,481,391	9,723,250	(58,457,185)	252,544	-	-	136,754	-
Voya U.S. Stock Index Portfolio Class P2	-	66,103,775	(4,569,641)	4,021,882	65,556,016	147,777	(25,400)	2,857,152
	$94,248,703	$167,227,061	$(126,912,268)	$11,446,658	$146,010,154	$1,320,491	$144,236	$4,231,217

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	21	12/07/17	$3,125,972	$6,597
			$3,125,972	$6,597
Short Contracts
Mini MSCI EAFE Index	(32)	12/15/17	(3,165,440)	(32,626)
			$(3,165,440)	$(32,626)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$6,597
Total Asset Derivatives		$6,597

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$32,626
Total Liability Derivatives		$32,626

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $151,386,633.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,328,219
Gross Unrealized Depreciation	(2,783,887)

Net Unrealized Appreciation	$7,544,332

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.5%
4,023	iShares MSCI Emerging Markets Index Fund	$180,271	0.9
4,329	iShares MSCI EMU Index Fund	187,532	1.0
2,929	iShares Russell 1000 Growth Index Fund	366,301	1.9
1,562	iShares Russell 1000 Value Index Fund	185,112	0.9
6,961	SPDR Dow Jones International Real Estate	267,163	1.4
3,232	Vanguard REIT	268,547	1.4
6,946	WisdomTree Japan Hedged Equity Fund	379,946	2.0

	Total Exchange-Traded Funds
	(Cost $1,799,403)	1,834,872	9.5

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 88.9%
117,000	Voya Emerging Markets Index Portfolio Class P2	1,409,852	7.3
373,602	Voya International Index Portfolio Class P2	3,874,256	20.2
138,743	Voya Russell Mid Cap Index Portfolio Class P2	2,133,872	11.1
65,992	Voya Russell Small Cap Index Portfolio Class P2	1,002,412	5.2
70,467	Voya U.S. Bond Index Portfolio Class P2	748,363	3.9
530,771	Voya U.S. Stock Index Portfolio Class P2	7,935,026	41.2
		17,103,781	88.9

	Unaffiliated Investment Companies: 1.4%
55,447	(1) Credit Suisse Commodity Return Strategy Fund - Class I	273,909	1.4

	Total Mutual Funds
	(Cost $16,677,330)	17,377,690	90.3

	Total Investments in Securities (Cost $18,476,733)	$19,212,562	99.8
	Assets in Excess of Other Liabilities	36,423	0.2
	Net Assets	$19,248,985	100.0

(1)	Non-income producing security.

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,834,872	$–	$–	$1,834,872
Mutual Funds	17,377,690	–	–	17,377,690
Total Investments, at fair value	$19,212,562	$–	$–	$19,212,562

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$353,873	$457,680	$(817,384)	$5,831	$-	$-	$5,359	$-
Voya Emerging Markets Index Portfolio Class P2	-	1,490,264	(207,082)	126,670	1,409,852	13,608	40,094	-
Voya International Index Portfolio - Class I	1,305,771	1,192,548	(2,482,817)	(15,502)	-	-	23,859	-
Voya International Index Portfolio Class P2	-	4,320,354	(725,706)	279,608	3,874,256	59,201	121,209	-
Voya Russell Mid Cap Index Portfolio Class P2	-	2,195,829	(105,902)	43,945	2,133,872	17,882	7,856	81,947
Voya Russell Small Cap Index Portfolio Class P2	-	1,009,562	(48,088)	40,938	1,002,412	5,955	6,621	38,118
Voya RussellTM Mid Cap Index Portfolio - Class I	616,838	600,631	(1,202,819)	(14,650)	-	-	1,404	-
Voya RussellTM Small Cap Index Portfolio - Class I	236,386	318,838	(538,742)	(16,482)	-	-	2,518	-
Voya U.S. Bond Index Portfolio - Class I	154,501	335,683	(492,022)	1,838	-	1,717	(1,615)	-
Voya U.S. Bond Index Portfolio Class P2	-	788,663	(41,405)	1,105	748,363	6,309	(39)	1,499
Voya U.S. Stock Index Portfolio - Class I	2,635,135	2,652,058	(5,280,572)	(6,621)	-	-	67,922	-
Voya U.S. Stock Index Portfolio Class P2	-	8,522,375	(794,359)	207,010	7,935,026	15,634	68,352	302,280
	$5,302,504	$23,884,485	$(12,736,898)	$653,690	$17,103,781	$120,306	$343,540	$423,844

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $18,486,034.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$738,824
Gross Unrealized Depreciation	(12,296)

Net Unrealized Appreciation	$726,528

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.3%
2,638	iShares MSCI Emerging Markets Index Fund	$118,209	0.9
2,839	iShares MSCI EMU Index Fund	122,985	1.0
2,561	iShares Russell 1000 Value Index Fund	303,504	2.4
4,535	WisdomTree Japan Hedged Equity Fund	248,065	2.0

	Total Exchange-Traded Funds (Cost $768,498)	792,763	6.3

MUTUAL FUNDS: 93.6%
	Affiliated Investment Companies: 92.7%
20,414	Voya Emerging Markets Index Portfolio - Class I	245,580	1.9
14,054	Voya Index Plus LargeCap Portfolio - Class I	380,014	3.0
24,290	Voya Intermediate Bond Fund - Class R6	246,297	1.9
25,452	Voya International Index Portfolio - Class I	263,686	2.1
65,183	Voya Large Cap Growth Portfolio - Class I	1,256,081	9.9
50,849	Voya Large Cap Value Fund - Class R6	709,852	5.6
46,839	Voya MidCap Opportunities Portfolio - Class I	632,799	5.0
44,106	Voya Multi-Manager Emerging Markets Equity Fund - Class I	564,556	4.5
130,433	Voya Multi-Manager International Equity Fund - Class I	1,576,928	12.4
63,898	Voya Multi-Manager International Factors Fund - Class I	693,292	5.5
71,664	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,144,481	9.0
79,765	Voya Multi-Manager Mid Cap Value Fund - Class I	965,155	7.6
9,665	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	318,960	2.5
43,387	Voya Small Company Portfolio - Class I	924,579	7.3
38,047	Voya U.S. Stock Index Portfolio - Class I	568,429	4.5
10,335	VY® Clarion Global Real Estate Portfolio - Class I	123,189	1.0
3,351	VY® Clarion Real Estate Portfolio - Class I	123,118	1.0
34,047	VY® Invesco Comstock Portfolio - Class I	649,625	5.1
4,161	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	365,684	2.9
		11,752,305	92.7

	Unaffiliated Investment Companies: 0.9%
24,230	(1) Credit Suisse Commodity Return Strategy Fund - Class I	119,698	0.9

	Total Mutual Funds (Cost $11,051,063)	11,872,003	93.6

	Total Investments in Securities (Cost $11,819,561)	$12,664,766	99.9
	Assets in Excess of Other Liabilities	6,985	0.1
	Net Assets	$12,671,751	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$792,763	$–	$–	$792,763
Mutual Funds	11,872,003	–	–	11,872,003
Total Investments, at fair value	$12,664,766	$–	$–	$12,664,766

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$154,390	$96,627	$(45,195)	$39,758	$245,580	$3,113	$4,073	$-
Voya Index Plus LargeCap Portfolio - Class I	233,563	152,507	(34,173)	28,117	380,014	4,598	4,096	5,268
Voya Intermediate Bond Fund - Class R6	154,647	113,247	(25,180)	3,583	246,297	4,699	(342)	-
Voya International Core Fund - Class I	671,275	307,099	(393,306)	108,224	693,292	-	16,192	-
Voya International Index Portfolio - Class I	157,616	376,202	(288,696)	18,564	263,686	9,259	25,228	-
Voya Large Cap Growth Portfolio - Class I	652,651	929,675	(409,069)	82,824	1,256,081	5,168	(12,762)	56,737
Voya Large Cap Value Fund - Class R6	449,784	405,118	(163,881)	18,831	709,852	4,934	19,803	-
Voya MidCap Opportunities Portfolio - Class I	421,480	286,550	(132,068)	56,837	632,799	698	(15,175)	29,543
Voya Multi-Manager Emerging Markets Equity Fund - Class I	230,418	345,190	(99,007)	87,955	564,556	-	29,260	-
Voya Multi-Manager International Equity Fund - Class I	741,845	803,240	(163,535)	195,378	1,576,928	-	(1,058)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	730,705	594,665	(240,215)	59,326	1,144,481	2,304	(3,483)	58,211
Voya Multi-Manager Mid Cap Value Fund - Class I	625,132	397,214	(138,660)	81,469	965,155	-	(13,240)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	191,617	123,190	(27,940)	32,093	318,960	2,226	3,107	-
Voya Small Company Portfolio - Class I	315,274	696,146	(63,897)	(22,944)	924,579	2,204	1,296	67,723
Voya U.S. Stock Index Portfolio - Class I	313,001	279,892	(49,716)	25,252	568,429	1,207	3,824	23,334
VY® Clarion Global Real Estate Portfolio - Class I	78,791	55,646	(12,662)	1,414	123,189	3,974	(243)	-
VY® Clarion Real Estate Portfolio - Class I	79,339	56,166	(11,433)	(954)	123,118	2,563	986	-
VY® Invesco Comstock Portfolio - Class I	398,261	266,017	(59,869)	45,216	649,625	2,505	2,740	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	650,125	370,837	(715,333)	60,055	365,684	338	24,530	65,223
	$7,249,914	$6,655,228	$(3,073,835)	$920,998	$11,752,305	$49,790	$88,832	$306,039

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $12,173,139.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$851,404
Gross Unrealized Depreciation	(359,777)

Net Unrealized Appreciation	$491,627

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
14,102	iShares MSCI EMU Index Fund	$610,899	1.0
17,812	iShares Russell 1000 Value Index Fund	2,110,900	3.5

	Total Exchange-Traded Funds (Cost $2,637,184)	2,721,799	4.5

MUTUAL FUNDS: 95.3%
	Affiliated Investment Companies: 93.8%
121,452	Voya Emerging Markets Index Portfolio - Class I	1,461,066	2.4
299,694	Voya Floating Rate Fund - Class I	2,945,994	4.9
290,525	Voya High Yield Bond Fund - Class R6	2,373,586	4.0
580,964	Voya Intermediate Bond Fund - Class R6	5,890,970	9.8
174,864	Voya International Index Portfolio - Class I	1,811,596	3.0
154,601	Voya Large Cap Growth Portfolio - Class I	2,979,158	5.0
216,978	Voya Large Cap Value Fund - Class R6	3,029,013	5.1
178,431	Voya MidCap Opportunities Portfolio - Class I	2,410,603	4.0
92,497	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,183,955	2.0
173,917	Voya Multi-Manager International Equity Fund - Class I	2,102,660	3.5
276,625	Voya Multi-Manager International Factors Fund - Class I	3,001,380	5.0
226,410	Voya Multi-Manager Large Cap Core Portfolio - Class I	3,615,762	6.0
202,599	Voya Multi-Manager Mid Cap Value Fund - Class I	2,451,445	4.1
119,200	Voya Short Term Bond Fund - Class R6	1,174,124	2.0
116,888	Voya Small Company Portfolio - Class I	2,490,881	4.2
247,817	Voya U.S. Bond Index Portfolio - Class I	2,631,818	4.4
80,471	Voya U.S. Stock Index Portfolio - Class I	1,202,235	2.0
49,198	VY® Clarion Global Real Estate Portfolio - Class I	586,445	1.0
15,951	VY® Clarion Real Estate Portfolio - Class I	586,051	1.0
259,988	VY® Goldman Sachs Bond Portfolio - Class I	2,631,080	4.4
112,123	VY® Invesco Comstock Portfolio - Class I	2,139,313	3.6
218,920	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,948,061	9.9
16,848	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	1,480,779	2.5
		56,127,975	93.8

	Unaffiliated Investment Companies: 1.5%
180,593	(1) Credit Suisse Commodity Return Strategy Fund - Class I	892,130	1.5

	Total Mutual Funds (Cost $54,533,880)	57,020,105	95.3

	Total Investments in Securities (Cost $57,171,064)	$59,741,904	99.8
	Assets in Excess of Other Liabilities	93,075	0.2
	Net Assets	$59,834,979	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,721,799	$–	$–	$2,721,799
Mutual Funds	57,020,105	–	–	57,020,105
Total Investments, at fair value	$59,741,904	$–	$–	$59,741,904
Other Financial Instruments+
Futures	2,513	–	–	2,513
Total Assets	$59,744,417	$–	$–	$59,744,417
Liabilities Table
Other Financial Instruments+
Futures	$(12,235)	$–	$–	$(12,235)
Total Liabilities	$(12,235)	$–	$–	$(12,235)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$1,516,306	$(170,750)	$115,510	$1,461,066	$12,626	$16,381	$-
Voya Floating Rate Fund - Class I	2,487,620	878,940	(396,247)	(24,319)	2,945,994	81,807	(10,534)	-
Voya Global Bond Fund - Class R6	979,234	121,225	(1,131,922)	31,463	-	19,153	(15,417)	-
Voya High Yield Bond Fund - Class R6	2,011,630	637,966	(320,432)	44,422	2,373,586	87,200	(11,863)	-
Voya Intermediate Bond Fund - Class R6	2,711,353	3,670,236	(558,005)	67,386	5,890,970	104,153	(1,086)	-
Voya International Core Fund - Class I	1,765,168	1,295,596	(484,700)	425,316	3,001,380	-	1,147	-
Voya International Index Portfolio - Class I	1,006,367	839,321	(256,827)	222,735	1,811,596	37,444	(13,044)	-
Voya Large Cap Growth Portfolio - Class I	2,449,365	1,868,157	(1,602,443)	264,079	2,979,158	18,084	(42,628)	198,527
Voya Large Cap Value Fund - Class R6	2,529,908	1,055,340	(715,098)	158,863	3,029,013	25,239	38,860	-
Voya MidCap Opportunities Portfolio - Class I	2,199,737	676,548	(762,484)	296,802	2,410,603	3,224	(90,328)	126,209
Voya Multi-Manager Emerging Markets Equity Fund - Class I	979,401	245,858	(366,544)	325,240	1,183,955	-	14,357	-
Voya Multi-Manager International Equity Fund - Class I	1,744,024	430,252	(428,466)	356,850	2,102,660	-	(18,312)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,782,448	1,538,291	(880,565)	175,588	3,615,762	8,227	20,521	207,894
Voya Multi-Manager Mid Cap Value Fund - Class I	2,246,040	596,481	(647,469)	256,393	2,451,445	-	(56,409)	-
Voya Short Term Bond Fund - Class R6	1,599,515	408,222	(840,239)	6,626	1,174,124	18,143	(3,581)	-
Voya Small Company Portfolio - Class I	1,007,181	1,823,758	(260,189)	(79,869)	2,490,881	6,805	(3,514)	209,146
Voya U.S. Bond Index Portfolio - Class I	2,459,175	791,844	(648,218)	29,017	2,631,818	42,765	(9,522)	6,693
Voya U.S. Stock Index Portfolio - Class I	1,499,278	997,644	(1,332,504)	37,817	1,202,235	4,249	79,730	82,147
VY® Clarion Global Real Estate Portfolio - Class I	502,401	155,429	(80,899)	9,514	586,445	20,929	(2,101)	-
VY® Clarion Real Estate Portfolio - Class I	506,095	164,198	(79,323)	(4,919)	586,051	13,490	5,340	-
VY® Goldman Sachs Bond Portfolio - Class I	2,212,708	756,721	(342,944)	4,595	2,631,080	57,723	4,198	-
VY® Invesco Comstock Portfolio - Class I	1,783,289	519,808	(299,207)	135,423	2,139,313	8,782	40,113	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,928,596	1,528,381	(867,835)	358,919	5,948,061	15,783	(42,127)	267,121
VY® T. Rowe Price Equity Income Portfolio - Class I	2,006,312	145,573	(2,126,343)	(25,542)	-	-	99,341	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,195,083	532,706	(1,559,895)	312,885	1,480,779	764	(9,492)	147,357
	$46,591,928	$23,194,801	$(17,159,548)	$3,500,794	$56,127,975	$586,590	$(9,970)	$1,245,094

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following futures contracts were outstanding for Voya Solution Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	8	12/07/17	$1,190,846	$2,513
			$1,190,846	$2,513
Short Contracts
Mini MSCI EAFE Index	(12)	12/15/17	(1,187,040)	(12,235)
			$(1,187,040)	$(12,235)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$2,513
Total Asset Derivatives		$2,513

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$12,235
Total Liability Derivatives		$12,235

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $58,358,666.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,749,700
Gross Unrealized Depreciation	(1,373,674)

Net Unrealized Appreciation	$1,376,026

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
3,686	iShares MSCI Emerging Markets Index Fund	$165,170	1.0
3,967	iShares MSCI EMU Index Fund	171,850	1.0
2,219	SPDR Bloomberg Barclays High Yield Bond ETF	82,813	0.5
6,133	WisdomTree Japan Hedged Equity Fund	335,475	2.0

	Total Exchange-Traded Funds (Cost $731,358)	755,308	4.5

MUTUAL FUNDS: 95.4%
	Affiliated Investment Companies: 93.4%
20,636	Voya Emerging Markets Index Portfolio - Class I	248,252	1.5
118,577	Voya Floating Rate Fund - Class I	1,165,616	7.0
49,563	Voya Global Bond Fund - Class R6	496,121	3.0
133,458	Voya High Yield Bond Fund - Class R6	1,090,356	6.5
163,703	Voya Intermediate Bond Fund - Class R6	1,659,949	9.9
17,002	Voya International Index Portfolio - Class I	176,137	1.0
17,473	Voya Large Cap Growth Portfolio - Class I	336,706	2.0
36,630	Voya Large Cap Value Fund - Class R6	511,362	3.1
25,210	Voya MidCap Opportunities Portfolio - Class I	340,592	2.0
28,623	Voya Multi-Manager Mid Cap Value Fund - Class I	346,341	2.1
338,290	Voya Short Term Bond Fund - Class R6	3,332,153	19.9
140,075	Voya U.S. Bond Index Portfolio - Class I	1,487,596	8.9
39,884	Voya U.S. Stock Index Portfolio - Class I	595,861	3.6
86,591	VY® BlackRock Inflation Protected Bond Portfolio - Class I	825,215	4.9
130,473	VY® Goldman Sachs Bond Portfolio - Class I	1,320,383	7.9
61,867	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,680,922	10.1
		15,613,562	93.4

	Unaffiliated Investment Companies: 2.0%
67,925	(1) Credit Suisse Commodity Return Strategy Fund - Class I	335,550	2.0

	Total Mutual Funds (Cost $15,785,387)	15,949,112	95.4

	Total Investments in Securities (Cost $16,516,745)	$16,704,420	99.9
	Assets in Excess of Other Liabilities	10,031	0.1
	Net Assets	$16,714,451	100.0

(1)	Non-income producing security.

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$755,308	$–	$–	$755,308
Mutual Funds	15,949,112	–	–	15,949,112
Total Investments, at fair value	$16,704,420	$–	$–	$16,704,420

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$295,074	$(67,852)	$21,030	$248,252	$3,662	$3,169	$-
Voya Floating Rate Fund - Class I	1,150,426	287,191	(264,361)	(7,640)	1,165,616	35,259	(7,305)	-
Voya Global Bond Fund - Class R6	1,131,841	199,026	(864,189)	29,443	496,121	31,380	1,341	-
Voya High Yield Bond Fund - Class R6	1,245,650	282,168	(458,640)	21,178	1,090,356	46,397	(1,079)	-
Voya Intermediate Bond Fund - Class R6	723,641	1,205,642	(287,957)	18,623	1,659,949	29,717	330	-
Voya International Index Portfolio - Class I	498,558	118,429	(480,607)	39,757	176,137	11,176	39,392	-
Voya Large Cap Growth Portfolio - Class I	-	368,524	(16,233)	(15,585)	336,706	2,050	(1,050)	22,503
Voya Large Cap Value Fund - Class R6	167,146	437,791	(96,724)	3,149	511,362	2,669	20,410	-
Voya MidCap Opportunities Portfolio - Class I	322,725	81,997	(106,470)	42,340	340,592	468	(11,896)	18,139
Voya Multi-Manager Mid Cap Value Fund - Class I	329,673	73,844	(93,765)	36,589	346,341	-	(8,043)	-
Voya Short Term Bond Fund - Class R6	2,275,721	1,696,902	(652,835)	12,365	3,332,153	38,598	(7,869)	-
Voya U.S. Bond Index Portfolio - Class I	1,377,434	421,770	(330,513)	18,905	1,487,596	24,576	(7,469)	3,843
Voya U.S. Stock Index Portfolio - Class I	495,132	248,213	(175,755)	28,271	595,861	1,391	13,094	26,886
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,297,662	260,671	(739,918)	6,800	825,215	16,003	(4,543)	-
VY® Goldman Sachs Bond Portfolio - Class I	1,878,318	358,599	(921,222)	4,688	1,320,383	29,644	10,836	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,627,353	389,673	(465,860)	129,756	1,680,922	4,577	(23,631)	77,468
VY® T. Rowe Price Equity Income Portfolio - Class I	740,266	169,170	(901,483)	(7,953)	-	-	34,958	-
	$15,261,546	$6,894,685	$(6,924,385)	$381,716	$15,613,562	$277,567	$50,645	$148,839

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $16,944,036.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$259,264
Gross Unrealized Depreciation	(498,880)

Net Unrealized Depreciation	$(239,616)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.6%
108,409	iShares MSCI EMU Index Fund	$4,696,278	1.1
19,561	iShares Russell 1000 Value Index Fund	2,318,174	0.5

	Total Exchange-Traded Funds (Cost $6,766,098)	7,014,452	1.6

MUTUAL FUNDS: 98.3%
	Affiliated Investment Companies: 96.8%
367,030	Voya Emerging Markets Index Portfolio - Class I	4,415,376	1.0
2,264,216	Voya Floating Rate Fund - Class I	22,257,248	5.0
1,324,814	Voya Global Bond Fund - Class R6	13,261,391	3.0
1,097,677	Voya High Yield Bond Fund - Class R6	8,968,022	2.0
4,817,855	Voya Intermediate Bond Fund - Class R6	48,853,054	10.9
881,315	Voya International Index Portfolio - Class I	9,130,421	2.1
1,284,946	Voya Large Cap Growth Portfolio - Class I	24,760,904	5.5
1,133,107	Voya Large Cap Value Fund - Class R6	15,818,173	3.5
505,736	Voya MidCap Opportunities Portfolio - Class I	6,832,488	1.5
699,086	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,948,301	2.0
2,081,655	Voya Multi-Manager International Factors Fund - Class I	22,585,957	5.1
705,031	Voya Multi-Manager Large Cap Core Portfolio - Class I	11,259,344	2.5
566,100	Voya Multi-Manager Mid Cap Value Fund - Class I	6,849,811	1.5
4,502,351	Voya Short Term Bond Fund - Class R6	44,348,159	9.9
4,377,359	Voya U.S. Bond Index Portfolio - Class I	46,487,554	10.4
755,095	Voya U.S. Stock Index Portfolio - Class I	11,281,120	2.5
3,240,559	VY® BlackRock Inflation Protected Bond Portfolio - Class I	30,882,528	6.9
371,668	VY® Clarion Global Real Estate Portfolio - Class I	4,430,284	1.0
120,496	VY® Clarion Real Estate Portfolio - Class I	4,427,030	1.0
4,806,433	VY® Goldman Sachs Bond Portfolio - Class I	48,641,099	10.9
1,406,096	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	38,203,636	8.6
		432,641,900	96.8

	Unaffiliated Investment Companies: 1.5%
1,392,525	(1) Credit Suisse Commodity Return Strategy Fund - Class I	$6,879,072	1.5

	Total Mutual Funds (Cost $432,066,905)	439,520,972	98.3

	Total Investments in Securities (Cost $438,833,003)	$446,535,424	99.9
	Assets in Excess of Other Liabilities	620,240	0.1
	Net Assets	$447,155,664	100.0

(1)	Non-income producing security.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,014,452	$–	$–	$7,014,452
Mutual Funds	439,520,972	–	–	439,520,972
Total Investments, at fair value	$446,535,424	$–	$–	$446,535,424
Other Financial Instruments+
Futures	19,164	–	–	19,164
Total Assets	$446,554,588	$–	$–	$446,554,588
Liabilities Table
Other Financial Instruments+
Futures	$(92,781)	$–	$–	$(92,781)
Total Liabilities	$(92,781)	$–	$–	$(92,781)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$4,642,682	$(549,597)	$322,291	$4,415,376	$-	$37,761	$-
Voya Floating Rate Fund - Class I	24,412,085	1,983,297	(3,944,960)	(193,174)	22,257,248	718,273	(107,953)	-
Voya Global Bond Fund - Class R6	28,805,185	1,560,106	(18,289,333)	1,185,433	13,261,391	812,840	(372,057)	-
Voya High Yield Bond Fund - Class R6	9,874,208	574,927	(1,681,638)	200,525	8,968,022	382,402	(44,629)	-
Voya Intermediate Bond Fund - Class R6	23,806,889	30,770,824	(6,353,850)	629,191	48,853,054	927,782	(17,981)	-
Voya International Core Fund - Class I	14,849,746	9,235,681	(5,102,115)	3,602,645	22,585,957	-	(69,058)	-
Voya International Index Portfolio - Class I	9,876,036	327,012	(2,742,065)	1,669,438	9,130,421	227,707	(111,911)	-
Voya Large Cap Growth Portfolio - Class I	9,605,205	18,140,931	(3,529,417)	544,185	24,760,904	160,509	(20,709)	1,762,071
Voya Large Cap Value Fund - Class R6	9,938,244	8,138,671	(3,034,451)	775,709	15,818,173	111,007	178,782	-
Voya MidCap Opportunities Portfolio - Class I	7,189,262	548,899	(1,654,445)	748,772	6,832,488	10,192	(74,758)	382,791
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	9,443,059	(1,728,737)	1,233,979	8,948,301	-	208,585	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	28,697,976	2,218,948	(19,934,371)	276,791	11,259,344	26,353	1,709,144	665,899
Voya Multi-Manager Mid Cap Value Fund - Class I	7,347,244	387,803	(1,574,265)	689,029	6,849,811	-	(77,506)	-
Voya Short Term Bond Fund - Class R6	33,789,395	17,112,915	(6,725,089)	170,938	44,348,159	548,068	(103,848)	-
Voya U.S. Bond Index Portfolio - Class I	50,356,648	4,120,575	(8,594,053)	604,384	46,487,554	836,136	(185,414)	125,223
Voya U.S. Stock Index Portfolio - Class I	4,904,726	17,367,939	(11,119,656)	128,111	11,281,120	39,951	376,499	772,414
VY® BlackRock Inflation Protected Bond Portfolio - Class I	43,336,196	2,863,619	(16,861,851)	1,544,564	30,882,528	570,575	(1,524,682)	-
VY® Clarion Global Real Estate Portfolio - Class I	4,930,084	327,112	(933,057)	106,145	4,430,284	170,099	(16,245)	-
VY® Clarion Real Estate Portfolio - Class I	4,968,998	376,430	(759,781)	(158,617)	4,427,030	108,362	175,994	-
VY® Goldman Sachs Bond Portfolio - Class I	66,488,713	3,362,249	(21,344,633)	134,770	48,641,099	1,134,773	391,006	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	39,875,740	3,196,318	(7,786,412)	2,917,990	38,203,636	108,330	(342,706)	1,833,468
VY® T. Rowe Price Equity Income Portfolio - Class I	19,696,222	96,940	(19,717,521)	(75,641)	-	-	793,458	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,561,638	48,470	(10,579,861)	969,753	-	-	419,634	-
	$452,310,440	$136,845,407	$(174,541,158)	$18,027,211	$432,641,900	$6,893,359	$1,221,405	$5,541,867

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	61	12/07/17	$9,080,204	$19,164
			$9,080,204	$19,164
Short Contracts
Mini MSCI EAFE Index	(91)	12/15/17	(9,001,720)	(92,781)
			$(9,001,720)	$(92,781)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$19,164
Total Asset Derivatives		$19,164

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$92,781
Total Liability Derivatives		$92,781

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $449,870,188.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,035,866
Gross Unrealized Depreciation	(13,425,111)

Net Unrealized Depreciation	$(3,389,245)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
168,705	iShares MSCI EMU Index Fund	$7,308,301	1.0
304,401	iShares Russell 1000 Value Index Fund	36,074,562	5.1

	Total Exchange-Traded Funds (Cost $40,742,203)	43,382,863	6.1

MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 92.2%
2,302,306	Voya Emerging Markets Index Portfolio - Class I	27,696,738	3.9
3,563,415	Voya Floating Rate Fund - Class I	35,028,372	4.9
1,715,099	Voya High Yield Bond Fund - Class R6	14,012,363	2.0
790,228	Voya Index Plus LargeCap Portfolio - Class I	21,367,772	3.0
4,815,408	Voya Intermediate Bond Fund - Class R6	48,828,236	6.9
2,065,291	Voya International Index Portfolio - Class I	21,396,413	3.0
2,192,730	Voya Large Cap Growth Portfolio - Class I	42,253,909	5.9
2,788,341	Voya Large Cap Value Fund - Class R6	38,925,247	5.5
3,160,418	Voya MidCap Opportunities Portfolio - Class I	42,697,246	6.0
1,092,225	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,980,484	1.9
4,401,233	Voya Multi-Manager International Equity Fund - Class I	53,210,902	7.5
4,246,706	Voya Multi-Manager International Factors Fund - Class I	46,076,760	6.5
2,218,583	Voya Multi-Manager Large Cap Core Portfolio - Class I	35,430,774	5.0
3,589,573	Voya Multi-Manager Mid Cap Value Fund - Class I	43,433,835	6.1
2,079,502	Voya Small Company Portfolio - Class I	44,314,181	6.2
650,041	Voya U.S. Bond Index Portfolio - Class I	6,903,430	1.0
1,412,437	Voya U.S. Stock Index Portfolio - Class I	21,101,814	3.0
580,664	VY® Clarion Global Real Estate Portfolio - Class I	6,921,512	1.0
188,275	VY® Clarion Real Estate Portfolio - Class I	6,917,241	1.0
1,517,148	VY® Invesco Comstock Portfolio - Class I	28,947,183	4.1
1,292,324	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,112,440	4.9
237,709	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	20,892,226	2.9
		655,449,078	92.2

	Unaffiliated Investment Companies: 1.5%
2,165,509	(1) Credit Suisse Commodity Return Strategy Fund - Class I	10,697,614	1.5

	Total Mutual Funds (Cost $629,169,738)	666,146,692	93.7

	Total Investments in Securities (Cost $669,911,941)	$709,529,555	99.8
	Assets in Excess of Other Liabilities	1,280,409	0.2
	Net Assets	$710,809,964	100.0

(1)	Non-income producing security.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,382,863	$–	$–	$43,382,863
Mutual Funds	666,146,692	–	–	666,146,692
Total Investments, at fair value	$709,529,555	$–	$–	$709,529,555
Other Financial Instruments+
Futures	30,159	–	–	30,159
Total Assets	$709,559,714	$–	$–	$709,559,714
Liabilities Table
Other Financial Instruments+
Futures	$(146,818)	$–	$–	$(146,818)
Total Liabilities	$(146,818)	$–	$–	$(146,818)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,697,941	$14,242,424	$(4,224,603)	$3,980,976	$27,696,738	$345,456	$630,972	$-
Voya Floating Rate Fund - Class I	20,781,804	17,606,370	(3,016,296)	(343,506)	35,028,372	886,420	(42,481)	-
Voya Global Bond Fund - Class R6	13,630,379	842,813	(14,805,432)	332,240	-	268,732	(107,953)	-
Voya High Yield Bond Fund - Class R6	14,006,352	1,275,571	(1,455,755)	186,195	14,012,363	573,837	34,982	-
Voya Index Plus LargeCap Portfolio - Class I	20,761,240	947,172	(2,367,517)	2,026,877	21,367,772	340,014	344,890	389,574
Voya Intermediate Bond Fund - Class R6	35,984,089	16,954,602	(4,810,129)	699,674	48,828,236	1,051,619	30,936	-
Voya International Core Fund - Class I	42,131,464	2,689,908	(7,161,334)	8,416,722	46,076,760	-	(76,264)	-
Voya International Index Portfolio - Class I	14,011,692	7,109,589	(2,492,976)	2,768,108	21,396,413	512,582	(1,198)	-
Voya Large Cap Growth Portfolio - Class I	37,494,815	20,934,954	(19,731,377)	3,555,517	42,253,909	245,672	68,475	2,697,006
Voya Large Cap Value Fund - Class R6	31,491,888	11,917,292	(6,551,452)	2,067,519	38,925,247	311,484	509,250	-
Voya MidCap Opportunities Portfolio - Class I	47,615,502	3,519,554	(15,374,566)	6,936,756	42,697,246	70,407	(2,344,306)	2,320,203
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,628,443	85,849	(3,529,814)	3,796,006	13,980,484	-	709,207	-
Voya Multi-Manager International Equity Fund - Class I	55,494,611	938,781	(13,724,067)	10,501,577	53,210,902	-	(424,779)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	34,226,903	5,847,128	(6,736,194)	2,092,937	35,430,774	82,263	367,779	2,078,636
Voya Multi-Manager Mid Cap Value Fund - Class I	48,640,205	2,023,671	(12,430,667)	5,200,626	43,433,835	-	(1,294,739)	-
Voya Small Company Portfolio - Class I	21,034,727	29,163,981	(3,804,445)	(2,080,082)	44,314,181	139,727	62,028	4,294,380
Voya U.S. Bond Index Portfolio - Class I	13,661,568	1,104,983	(8,140,281)	277,160	6,903,430	171,996	(168,230)	18,278
Voya U.S. Stock Index Portfolio - Class I	17,394,306	19,375,441	(15,713,550)	45,617	21,101,814	69,609	1,457,410	1,345,827
VY® Clarion Global Real Estate Portfolio - Class I	6,994,370	549,627	(760,400)	137,915	6,921,512	257,902	(15,032)	-
VY® Clarion Real Estate Portfolio - Class I	7,046,351	632,949	(724,481)	(37,578)	6,917,241	166,092	54,395	-
VY® Invesco Comstock Portfolio - Class I	28,386,120	1,742,673	(3,418,394)	2,236,784	28,947,183	122,712	281,008	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	34,303,039	2,435,245	(3,902,922)	2,277,078	35,112,440	97,577	(13,433)	1,651,477
VY® T. Rowe Price Growth Equity Portfolio - Class I	37,335,214	2,813,860	(24,010,530)	4,753,682	20,892,226	13,249	429,687	2,554,710
	$609,753,023	$164,754,437	$(178,887,182)	$59,828,800	$655,449,078	$5,727,350	$492,604	$17,350,091

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	96	12/07/17	$14,290,158	$30,159
			$14,290,158	$30,159
Short Contracts
Mini MSCI EAFE Index	(144)	12/15/17	(14,244,480)	(146,818)
			$(14,244,480)	$(146,818)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$30,159
Total Asset Derivatives		$30,159

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$146,818
Total Liability Derivatives		$146,818

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $681,222,436.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$41,012,393
Gross Unrealized Depreciation	(12,791,817)

Net Unrealized Appreciation	$28,220,576

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
8,012	iShares MSCI EMU Index Fund	$347,080	1.0
5,783	iShares Russell 1000 Value Index Fund	685,343	2.0

	Total Exchange-Traded Funds
	(Cost $998,221)	1,032,423	3.0

MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 94.9%
97,504	Voya Emerging Markets Index Portfolio - Class I	1,172,979	3.4
241,607	Voya Floating Rate Fund - Class I	2,374,994	7.0
67,039	Voya Global Bond Fund - Class R6	671,056	2.0
249,891	Voya High Yield Bond Fund - Class R6	2,041,612	6.0
333,900	Voya Intermediate Bond Fund - Class R6	3,385,744	9.9
66,848	Voya International Index Portfolio - Class I	692,546	2.0
62,041	Voya Large Cap Growth Portfolio - Class I	1,195,526	3.5
87,126	Voya Large Cap Value Fund - Class R6	1,216,286	3.6
63,937	Voya MidCap Opportunities Portfolio - Class I	863,788	2.5
71,236	Voya Multi-Manager International Equity Fund - Class I	861,239	2.5
79,311	Voya Multi-Manager International Factors Fund - Class I	860,519	2.5
72,596	Voya Multi-Manager Mid Cap Value Fund - Class I	878,406	2.6
273,401	Voya Short Term Bond Fund - Class R6	2,692,997	7.9
50,227	Voya Small Company Portfolio - Class I	1,070,343	3.1
236,839	Voya U.S. Bond Index Portfolio - Class I	2,515,235	7.4
104,423	Voya U.S. Stock Index Portfolio - Class I	1,560,072	4.6
140,563	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,339,570	3.9
28,208	VY® Clarion Global Real Estate Portfolio - Class I	336,245	1.0
9,146	VY® Clarion Real Estate Portfolio - Class I	336,027	1.0
215,507	VY® Goldman Sachs Bond Portfolio - Class I	2,180,930	6.4
36,567	VY® Invesco Comstock Portfolio - Class I	697,695	2.1
125,526	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,410,539	10.0
		32,354,348	94.9

	Unaffiliated Investment Companies: 2.0%
137,051	(1) Credit Suisse Commodity Return Strategy Fund - Class I	677,033	2.0

	Total Mutual Funds
	(Cost $32,006,589)	33,031,381	96.9

	Total Investments in Securities (Cost $33,004,810)	$34,063,804	99.9
	Assets in Excess of Other Liabilities	35,323	0.1
	Net Assets	$34,099,127	100.0

(1)	Non-income producing security.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,032,423	$–	$–	$1,032,423
Mutual Funds	33,031,381	–	–	33,031,381
Total Investments, at fair value	$34,063,804	$–	$–	$34,063,804
Other Financial Instruments+
Futures	1,571	–	–	1,571
Total Assets	$34,065,375	$–	$–	$34,065,375
Liabilities Table
Other Financial Instruments+
Futures	$(7,137)	$–	$–	$(7,137)
Total Liabilities	$(7,137)	$–	$–	$(7,137)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$704,605	$592,809	$(301,097)	$176,662	$1,172,979	$13,307	$28,318	$-
Voya Floating Rate Fund - Class I	2,137,490	762,178	(508,606)	(16,068)	2,374,994	67,563	(12,454)	-
Voya Global Bond Fund - Class R6	1,752,536	209,476	(1,342,945)	51,989	671,056	45,686	(8,848)	-
Voya High Yield Bond Fund - Class R6	2,160,759	332,752	(485,512)	33,613	2,041,612	82,371	(838)	-
Voya Intermediate Bond Fund - Class R6	1,032,437	2,689,814	(365,856)	29,349	3,385,744	55,124	3,745	-
Voya International Core Fund - Class I	902,606	95,270	(287,448)	150,091	860,519	-	10,175	-
Voya International Index Portfolio - Class I	720,428	92,008	(237,942)	118,052	692,546	15,792	(6,884)	-
Voya Large Cap Growth Portfolio - Class I	525,813	843,048	(195,565)	22,230	1,195,526	7,326	325	80,423
Voya Large Cap Value Fund - Class R6	362,284	987,299	(161,129)	27,832	1,216,286	6,173	28,285	-
Voya MidCap Opportunities Portfolio - Class I	1,311,645	175,397	(800,809)	177,555	863,788	1,732	(53,007)	45,286
Voya Multi-Manager International Equity Fund - Class I	891,764	95,270	(266,188)	140,393	861,239	-	13,831	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,339,779	144,797	(722,499)	116,329	878,406	-	(25,376)	-
Voya Short Term Bond Fund - Class R6	3,171,325	504,598	(1,003,080)	20,154	2,692,997	38,418	(14,361)	-
Voya Small Company Portfolio - Class I	720,942	603,656	(214,747)	(39,508)	1,070,343	3,202	4,279	98,418
Voya U.S. Bond Index Portfolio - Class I	2,634,775	449,372	(591,099)	22,187	2,515,235	43,058	(2,517)	6,471
Voya U.S. Stock Index Portfolio - Class I	895,000	1,705,282	(1,066,839)	26,629	1,560,072	4,572	53,243	88,403
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,406,582	257,697	(323,785)	(924)	1,339,570	20,686	(2,734)	-
VY® Clarion Global Real Estate Portfolio - Class I	359,616	56,858	(88,330)	8,101	336,245	12,235	(2,305)	-
VY® Clarion Real Estate Portfolio - Class I	362,244	61,385	(85,927)	(1,675)	336,027	7,882	2,666	-
VY® Goldman Sachs Bond Portfolio - Class I	3,726,858	449,098	(2,000,152)	5,126	2,180,930	48,730	26,210	-
VY® Invesco Comstock Portfolio - Class I	729,813	102,966	(168,353)	33,269	697,695	2,903	28,472	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,527,976	546,678	(942,958)	278,843	3,410,539	9,239	(54,921)	156,360
VY® T. Rowe Price Equity Income Portfolio - Class I	1,437,718	169,355	(1,596,541)	(10,532)	-	-	61,133	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	523,599	21,788	(565,773)	20,386	-	-	54,084	-
	$33,338,594	$11,948,851	$(14,323,180)	$1,390,083	$32,354,348	$485,999	$130,521	$475,361

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Solution Moderately Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	5	12/07/17	$744,279	$1,571
			$744,279	$1,571
Short Contracts
Mini MSCI EAFE Index	(7)	12/15/17	(692,440)	(7,137)
			$(692,440)	$(7,137)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$1,571
Total Asset Derivatives		$1,571

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$7,137
Total Liability Derivatives		$7,137

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $34,148,250.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,145,106
Gross Unrealized Depreciation	(1,233,549)

Net Unrealized Depreciation	$(88,443)

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.1%
6,394	iShares MSCI Emerging Markets Index Fund	$286,515	1.0
6,881	iShares MSCI EMU Index Fund	298,085	1.0
2,483	iShares Russell 1000 Value Index Fund	294,260	1.0
10,763	WisdomTree Japan Hedged Equity Fund	588,736	2.1

	Total Exchange-Traded Funds
	(Cost $1,417,456)	1,467,596	5.1

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.3%
145,462	Voya Floating Rate Fund - Class I	1,429,892	5.0
85,085	Voya Global Bond Fund - Class R6	851,704	3.0
70,514	Voya High Yield Bond Fund - Class R6	576,098	2.0
280,492	Voya Intermediate Bond Fund - Class R6	2,844,184	9.8
27,796	Voya International Index Portfolio - Class I	287,963	1.0
75,049	Voya Large Cap Growth Portfolio - Class I	1,446,192	5.0
52,351	Voya Large Cap Value Fund - Class R6	730,819	2.5
32,494	Voya MidCap Opportunities Portfolio - Class I	438,998	1.5
55,986	Voya Multi-Manager Emerging Markets Equity Fund - Class I	716,619	2.5
72,390	Voya Multi-Manager International Equity Fund - Class I	875,197	3.0
134,321	Voya Multi-Manager International Factors Fund - Class I	1,457,377	5.0
45,821	Voya Multi-Manager Large Cap Core Portfolio - Class I	731,767	2.5
36,911	Voya Multi-Manager Mid Cap Value Fund - Class I	446,627	1.5
209,710	Voya Short Term Bond Fund - Class R6	2,065,639	7.1
43,069	Voya Small Company Portfolio - Class I	917,802	3.2
77,497	Voya U.S. Bond Index Portfolio - Class I	823,016	2.9
156,223	Voya U.S. Stock Index Portfolio - Class I	2,333,973	8.1
148,686	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,416,982	4.9
23,870	VY® Clarion Global Real Estate Portfolio - Class I	284,524	1.0
7,739	VY® Clarion Real Estate Portfolio - Class I	284,320	1.0
191,299	VY® Goldman Sachs Bond Portfolio - Class I	1,935,944	6.7
39,411	VY® Invesco Comstock Portfolio - Class I	751,968	2.6
106,272	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,887,408	10.0
4,907	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	431,260	1.5
		26,966,273	93.3

	Unaffiliated Investment Companies: 1.5%
88,271	(1) Credit Suisse Commodity Return Strategy Fund - Class I	436,061	1.5

	Total Mutual Funds
	(Cost $26,596,027)	27,402,334	94.8

	Total Investments in Securities (Cost $28,013,483)	$28,869,930	99.9
	Assets in Excess of Other Liabilities	42,722	0.1
	Net Assets	$28,912,652	100.0

(1)	Non-income producing security.

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,467,596	$–	$–	$1,467,596
Mutual Funds	27,402,334	–	–	27,402,334
Total Investments, at fair value	$28,869,930	$–	$–	$28,869,930

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,110,510	$638,308	$(292,481)	$(26,445)	$1,429,892	$41,229	$8,510	$-
Voya Global Bond Fund - Class R6	1,312,994	572,231	(1,080,174)	46,653	851,704	44,986	(2,002)	-
Voya High Yield Bond Fund - Class R6	448,744	239,959	(111,576)	(1,029)	576,098	21,960	8,820	-
Voya Intermediate Bond Fund - Class R6	991,201	2,325,529	(502,946)	30,400	2,844,184	49,454	235	-
Voya International Core Fund - Class I	1,349,208	576,366	(648,432)	180,235	1,457,377	-	96,454	-
Voya International Index Portfolio - Class I	448,823	593,678	(760,537)	5,999	287,963	20,243	115,795	-
Voya Large Cap Growth Portfolio - Class I	765,781	1,063,941	(433,438)	49,908	1,446,192	8,662	19,881	95,094
Voya Large Cap Value Fund - Class R6	450,982	462,010	(188,122)	5,949	730,819	5,479	37,296	-
Voya MidCap Opportunities Portfolio - Class I	545,865	246,534	(385,705)	32,304	438,998	983	26,786	22,385
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	839,177	(208,487)	85,929	716,619	-	21,789	-
Voya Multi-Manager International Equity Fund - Class I	667,223	501,043	(385,775)	92,706	875,197	-	34,108	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,333,324	513,084	(1,111,369)	(3,272)	731,767	1,603	107,717	40,493
Voya Multi-Manager Mid Cap Value Fund - Class I	556,412	232,011	(344,845)	3,049	446,627	-	40,139	-
Voya Short Term Bond Fund - Class R6	934,435	1,511,957	(383,644)	2,891	2,065,639	21,840	(1,098)	-
Voya Small Company Portfolio - Class I	448,939	677,905	(156,087)	(52,955)	917,802	2,755	19,095	84,684
Voya U.S. Bond Index Portfolio - Class I	1,331,484	576,843	(1,124,319)	39,008	823,016	19,298	(26,643)	2,051
Voya U.S. Stock Index Portfolio - Class I	1,006,181	2,128,838	(847,678)	46,632	2,333,973	5,381	60,149	104,038
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,536,704	751,835	(852,670)	(18,887)	1,416,982	22,864	19,196	-
VY® Clarion Global Real Estate Portfolio - Class I	224,349	118,612	(63,862)	5,425	284,524	10,009	(1,000)	-
VY® Clarion Real Estate Portfolio - Class I	225,928	123,666	(61,867)	(3,407)	284,320	6,444	3,715	-
VY® Goldman Sachs Bond Portfolio - Class I	1,098,811	1,213,244	(379,508)	3,397	1,935,944	42,013	(384)	-
VY® Invesco Comstock Portfolio - Class I	680,809	301,480	(233,542)	3,221	751,968	3,056	59,411	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,201,074	1,166,682	(608,401)	128,053	2,887,408	7,577	36,400	128,242
VY® T. Rowe Price Equity Income Portfolio - Class I	447,275	121,870	(562,475)	(6,670)	-	-	24,665	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	762,713	320,545	(685,418)	33,420	431,260	227	86,538	43,818
	$20,879,769	$17,817,348	$(12,413,358)	$682,514	$26,966,273	$336,063	$795,572	$520,805

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $28,134,664.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$901,684
Gross Unrealized Depreciation	(166,418)

Net Unrealized Appreciation	$735,266

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.3%
70,967	iShares Barclays 20+ Year Treasury Bond Fund	$8,853,843	1.0
217,746	iShares MSCI EMU Index Fund	9,432,757	1.0
98,222	iShares Russell 1000 Value Index Fund	11,640,289	1.3

	Total Exchange-Traded Funds
	(Cost $28,999,581)	29,926,889	3.3

MUTUAL FUNDS: 96.5%
	Affiliated Investment Companies: 95.0%
2,224,107	Voya Emerging Markets Index Portfolio - Class I	26,756,008	2.9
4,588,153	Voya Floating Rate Fund - Class I	45,101,544	5.0
2,678,927	Voya Global Bond Fund - Class R6	26,816,055	2.9
2,221,720	Voya High Yield Bond Fund - Class R6	18,151,456	2.0
8,621,355	Voya Intermediate Bond Fund - Class R6	87,420,541	9.6
3,559,328	Voya International Index Portfolio - Class I	36,874,642	4.0
2,830,877	Voya Large Cap Growth Portfolio - Class I	54,550,992	6.0
1,971,916	Voya Large Cap Value Fund - Class R6	27,527,941	3.0
1,532,030	Voya MidCap Opportunities Portfolio - Class I	20,697,725	2.3
1,411,730	Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,070,147	2.0
3,413,329	Voya Multi-Manager International Equity Fund - Class I	41,267,150	4.5
4,644,605	Voya Multi-Manager International Factors Fund - Class I	50,393,963	5.5
2,296,184	Voya Multi-Manager Large Cap Core Portfolio - Class I	36,670,056	4.0
1,740,013	Voya Multi-Manager Mid Cap Value Fund - Class I	21,054,152	2.3
2,965,110	Voya Short Term Bond Fund - Class R6	29,206,337	3.2
1,327,780	Voya Small Company Portfolio - Class I	28,294,991	3.1
6,123,588	Voya U.S. Stock Index Portfolio - Class I	91,486,411	10.0
750,500	VY® Clarion Global Real Estate Portfolio - Class I	8,945,960	1.0
243,342	VY® Clarion Real Estate Portfolio - Class I	8,940,386	1.0
5,291,393	VY® Goldman Sachs Bond Portfolio - Class I	53,548,895	5.9
1,465,120	VY® Invesco Comstock Portfolio - Class I	27,954,490	3.1
3,340,821	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	90,770,104	10.0
179,944	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	15,815,254	1.7
		866,315,200	95.0

	Unaffiliated Investment Companies: 1.5%
2,795,737	(1) Credit Suisse Commodity Return Strategy Fund - Class I	13,810,939	1.5

	Total Mutual Funds
	(Cost $842,111,520)	880,126,139	96.5

	Total Investments in Securities (Cost $871,111,101)	$910,053,028	99.8
	Assets in Excess of Other Liabilities	1,410,721	0.2
	Net Assets	$911,463,749	100.0

(1)	Non-income producing security.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,926,889	$–	$–	$29,926,889
Mutual Funds	880,126,139	–	–	880,126,139
Total Investments, at fair value	$910,053,028	$–	$–	$910,053,028
Other Financial Instruments+
Futures	38,642	–	–	38,642
Total Assets	$910,091,670	$–	$–	$910,091,670
Liabilities Table
Other Financial Instruments+
Futures	$(189,640)	$–	$–	$(189,640)
Total Liabilities	$(189,640)	$–	$–	$(189,640)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,744,852	$10,243,739	$(5,604,345)	$4,371,762	$26,756,008	$301,950	$623,193	$-
Voya Floating Rate Fund - Class I	44,882,064	6,671,592	(6,031,926)	(420,186)	45,101,544	1,391,120	(168,103)	-
Voya Global Bond Fund - Class R6	52,960,688	4,887,362	(33,186,461)	2,154,466	26,816,055	1,556,277	(609,998)	-
Voya High Yield Bond Fund - Class R6	18,153,839	2,051,645	(2,450,916)	396,888	18,151,456	740,994	(105,386)	-
Voya Intermediate Bond Fund - Class R6	39,997,229	56,303,041	(9,959,729)	1,080,000	87,420,541	1,616,835	(26,711)	-
Voya International Core Fund - Class I	54,607,258	7,399,380	(23,234,356)	11,621,681	50,393,963	-	(2,620,834)	-
Voya International Index Portfolio - Class I	18,158,620	24,773,933	(12,515,119)	6,457,208	36,874,642	895,907	(370,826)	-
Voya Large Cap Growth Portfolio - Class I	35,320,276	23,997,672	(7,478,936)	2,711,980	54,550,992	344,443	307,667	3,781,317
Voya Large Cap Value Fund - Class R6	18,272,247	12,690,545	(4,878,151)	1,443,300	27,527,941	198,074	232,077	-
Voya MidCap Opportunities Portfolio - Class I	30,842,492	2,595,694	(16,826,774)	4,086,313	20,697,725	45,720	(1,079,762)	1,131,080
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,825,764	9,231,889	(3,974,613)	3,987,107	18,070,147	-	339,667	-
Voya Multi-Manager International Equity Fund - Class I	53,927,891	1,517,296	(21,943,685)	7,765,648	41,267,150	-	196,118	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	61,037,724	7,775,560	(33,481,388)	1,338,160	36,670,056	83,414	3,021,920	2,107,725
Voya Multi-Manager Mid Cap Value Fund - Class I	31,519,136	1,853,992	(16,159,830)	3,840,854	21,054,152	-	(1,659,501)	-
Voya Short Term Bond Fund - Class R6	19,974,891	12,576,000	(3,443,934)	99,380	29,206,337	345,286	(60,321)	-
Voya Small Company Portfolio - Class I	27,265,755	6,457,280	(4,731,210)	(696,834)	28,294,991	91,285	(90,318)	2,805,569
Voya U.S. Bond Index Portfolio - Class I	34,778,247	3,883,093	(39,382,041)	720,701	-	264,845	(458,421)	-
Voya U.S. Stock Index Portfolio - Class I	27,051,477	90,423,153	(27,450,720)	1,462,501	91,486,411	246,103	1,672,209	4,758,214
VY® Clarion Global Real Estate Portfolio - Class I	9,064,818	928,192	(1,230,362)	183,312	8,945,960	330,542	(20,834)	-
VY® Clarion Real Estate Portfolio - Class I	9,136,679	1,101,655	(1,011,958)	(285,990)	8,940,386	212,786	308,487	-
VY® Goldman Sachs Bond Portfolio - Class I	35,454,120	24,183,749	(6,064,422)	(24,552)	53,548,895	1,215,395	116,421	-
VY® Invesco Comstock Portfolio - Class I	36,833,252	1,836,567	(11,825,347)	1,110,018	27,954,490	118,193	1,519,809	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	88,866,305	8,177,137	(12,286,102)	6,012,764	90,770,104	250,254	(137,084)	4,235,509
VY® T. Rowe Price Equity Income Portfolio - Class I	18,106,023	334,121	(18,367,276)	(72,868)	-	-	738,934	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	35,159,519	2,609,383	(28,169,172)	6,215,524	15,815,254	-	(1,205,742)	1,651,116
	$827,941,166	$324,503,670	$(351,688,773)	$65,559,137	$866,315,200	$10,249,423	$462,661	$20,470,530

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	123	12/07/17	$18,309,265	$38,642
			$18,309,265	$38,642
Short Contracts
Mini MSCI EAFE Index	(186)	12/15/17	(18,399,120)	(189,640)
			$(18,399,120)	$(189,640)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$38,642
Total Asset Derivatives		$38,642

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$189,640
Total Liability Derivatives		$189,640

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $888,984,483.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$42,255,152
Gross Unrealized Depreciation	(21,299,019)

Net Unrealized Appreciation	$20,956,133

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.3%
2,062	iShares Barclays 20+ Year Treasury Bond Fund	$257,255	0.9
5,878	iShares MSCI Emerging Markets Index Fund	263,393	1.0
6,326	iShares MSCI EMU Index Fund	274,043	1.0
5,707	iShares Russell 1000 Value Index Fund	676,337	2.4
10,216	WisdomTree Japan Hedged Equity Fund	558,815	2.0

	Total Exchange-Traded Funds (Cost $1,969,901)	2,029,843	7.3

MUTUAL FUNDS: 92.6%
	Affiliated Investment Companies: 91.1%
44,991	Voya Emerging Markets Index Portfolio - Class I	541,247	2.0
138,799	Voya Floating Rate Fund - Class I	1,364,397	4.9
67,269	Voya High Yield Bond Fund - Class R6	549,591	2.0
30,994	Voya Index Plus LargeCap Portfolio - Class I	838,075	3.0
180,837	Voya Intermediate Bond Fund - Class R6	1,833,686	6.6
54,385	Voya International Index Portfolio - Class I	563,431	2.0
85,900	Voya Large Cap Growth Portfolio - Class I	1,655,289	6.0
61,336	Voya Large Cap Value Fund - Class R6	856,251	3.1
51,648	Voya MidCap Opportunities Portfolio - Class I	697,764	2.5
64,891	Voya Multi-Manager Emerging Markets Equity Fund - Class I	830,607	3.0
138,059	Voya Multi-Manager International Equity Fund - Class I	1,669,129	6.0
179,327	Voya Multi-Manager International Factors Fund - Class I	1,945,702	7.0
69,925	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,116,705	4.0
58,655	Voya Multi-Manager Mid Cap Value Fund - Class I	709,729	2.6
54,722	Voya Small Company Portfolio - Class I	1,166,135	4.2
168,669	Voya U.S. Stock Index Portfolio - Class I	2,519,920	9.1
34,168	VY® Clarion Global Real Estate Portfolio - Class I	407,280	1.5
11,079	VY® Clarion Real Estate Portfolio - Class I	407,029	1.5
113,302	VY® Goldman Sachs Bond Portfolio - Class I	1,146,612	4.1
45,078	VY® Invesco Comstock Portfolio - Class I	860,091	3.1
101,127	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,747,629	9.9
9,360	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	822,680	3.0
		25,248,979	91.1

	Unaffiliated Investment Companies: 1.5%
80,980	(1) Credit Suisse Commodity Return Strategy Fund - Class I	400,043	1.5

	Total Mutual Funds (Cost $24,585,030)	25,649,022	92.6

	Total Investments in Securities (Cost $26,554,931)	$27,678,865	99.9
	Assets in Excess of Other Liabilities	33,792	0.1
	Net Assets	$27,712,657	100.0

(1)	Non-income producing security.

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,029,843	$–	$–	$2,029,843
Mutual Funds	25,649,022	–	–	25,649,022
Total Investments, at fair value	$27,678,865	$–	$–	$27,678,865

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$295,424	$284,689	$(119,045)	$80,179	$541,247	$6,731	$13,837	$-
Voya Floating Rate Fund - Class I	745,459	813,383	(174,450)	(19,995)	1,364,397	32,691	5,517	-
Voya High Yield Bond Fund - Class R6	301,238	314,557	(67,675)	1,471	549,591	17,450	4,311	-
Voya Index Plus LargeCap Portfolio - Class I	446,418	440,890	(103,901)	54,668	838,075	9,942	15,338	11,391
Voya Intermediate Bond Fund - Class R6	554,508	1,508,869	(247,307)	17,616	1,833,686	28,936	71	-
Voya International Core Fund - Class I	981,298	1,227,088	(458,459)	195,775	1,945,702	-	44,626	-
Voya International Index Portfolio - Class I	301,304	1,166,454	(926,256)	21,929	563,431	20,089	119,641	-
Voya Large Cap Growth Portfolio - Class I	660,430	1,246,941	(305,473)	53,391	1,655,289	8,953	10,273	98,286
Voya Large Cap Value Fund - Class R6	302,679	816,823	(264,306)	1,055	856,251	4,790	38,337	-
Voya MidCap Opportunities Portfolio - Class I	512,733	451,483	(306,273)	39,821	697,764	1,007	18,431	31,094
Voya Multi-Manager Emerging Markets Equity Fund - Class I	293,891	621,190	(191,656)	107,182	830,607	-	63,850	-
Voya Multi-Manager International Equity Fund - Class I	970,469	942,711	(429,260)	185,209	1,669,129	-	27,886	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,192,901	848,835	(926,905)	1,874	1,116,705	2,204	97,461	55,693
Voya Multi-Manager Mid Cap Value Fund - Class I	522,688	429,980	(264,774)	21,835	709,729	-	32,314	-
Voya Short Term Bond Fund - Class R6	184,582	83,845	(269,473)	1,046	-	1,347	(582)	-
Voya Small Company Portfolio - Class I	451,949	866,553	(116,049)	(36,318)	1,166,135	2,719	16,415	83,562
Voya U.S. Bond Index Portfolio - Class I	290,509	263,629	(559,571)	5,433	-	2,531	(2,614)	-
Voya U.S. Stock Index Portfolio - Class I	812,727	2,373,868	(713,366)	46,691	2,519,920	5,277	47,462	102,019
VY® Clarion Global Real Estate Portfolio - Class I	226,033	231,282	(51,536)	1,501	407,280	12,909	2,454	-
VY® Clarion Real Estate Portfolio - Class I	227,661	235,938	(53,177)	(3,393)	407,029	8,320	3,291	-
VY® Goldman Sachs Bond Portfolio - Class I	295,098	967,490	(113,408)	(2,568)	1,146,612	22,411	(1,054)	-
VY® Invesco Comstock Portfolio - Class I	761,426	552,279	(440,167)	(13,447)	860,091	3,208	81,433	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,477,146	1,527,467	(355,133)	98,149	2,747,629	6,506	16,253	110,114
VY® T. Rowe Price Equity Income Portfolio - Class I	300,141	115,970	(412,053)	(4,058)	-	-	16,807	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	657,787	580,176	(463,022)	47,739	822,680	395	52,548	76,087
	$13,766,499	$18,912,390	$(8,332,695)	$902,785	$25,248,979	$198,416	$724,306	$568,246

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $26,646,288.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,146,072
Gross Unrealized Depreciation	(113,495)

Net Unrealized Appreciation	$1,032,577

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
213,281	iShares MSCI EMU Index Fund	$9,239,333	1.0
192,415	iShares Russell 1000 Value Index Fund	22,803,102	2.5

	Total Exchange-Traded Funds (Cost $30,977,227)	32,042,435	3.5

MUTUAL FUNDS: 96.3%
	Affiliated Investment Companies: 94.8%
2,185,475	Voya Emerging Markets Index Portfolio - Class I	26,291,260	2.9
4,527,926	Voya Floating Rate Fund - Class I	44,509,512	4.9
2,178,625	Voya High Yield Bond Fund - Class R6	17,799,369	2.0
1,003,809	Voya Index Plus LargeCap Portfolio - Class I	27,142,982	3.0
4,539,387	Voya Intermediate Bond Fund - Class R6	46,029,386	5.1
4,372,189	Voya International Index Portfolio - Class I	45,295,877	5.0
3,251,650	Voya Large Cap Growth Portfolio - Class I	62,659,289	7.0
1,929,376	Voya Large Cap Value Fund - Class R6	26,934,085	3.0
2,341,979	Voya MidCap Opportunities Portfolio - Class I	31,640,141	3.5
2,774,685	Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,515,972	3.9
5,217,805	Voya Multi-Manager International Equity Fund - Class I	63,083,262	7.0
5,809,126	Voya Multi-Manager International Factors Fund - Class I	63,029,017	7.0
4,428,546	Voya Multi-Manager Large Cap Core Portfolio - Class I	70,723,883	7.8
2,659,914	Voya Multi-Manager Mid Cap Value Fund - Class I	32,184,954	3.6
1,755,429	Voya Small Company Portfolio - Class I	37,408,196	4.2
4,825,277	Voya U.S. Stock Index Portfolio - Class I	72,089,642	8.0
1,106,332	VY® Clarion Global Real Estate Portfolio - Class I	13,187,474	1.5
358,721	VY® Clarion Real Estate Portfolio - Class I	13,179,428	1.5
1,930,419	VY® Invesco Comstock Portfolio - Class I	36,832,388	4.1
2,298,236	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	62,443,083	6.9
300,904	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	26,446,489	2.9
		854,425,689	94.8

	Unaffiliated Investment Companies: 1.5%
2,737,707	(1) Credit Suisse Commodity Return Strategy Fund - Class I	13,524,272	1.5

	Total Mutual Funds (Cost $814,831,797)	867,949,961	96.3

	Total Investments in Securities (Cost $845,809,024)	$899,992,396	99.8
	Assets in Excess of Other Liabilities	1,487,397	0.2
	Net Assets	$901,479,793	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$32,042,435	$–	$–	$32,042,435
Mutual Funds	867,949,961	–	–	867,949,961
Total Investments, at fair value	$899,992,396	$–	$–	$899,992,396
Other Financial Instruments+
Futures	38,327	–	–	38,327
Total Assets	$900,030,723	$–	$–	$900,030,723
Liabilities Table
Other Financial Instruments+
Futures	$(186,581)	$–	$–	$(186,581)
Total Liabilities	$(186,581)	$–	$–	$(186,581)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,866,148	$9,877,468	$(4,727,543)	$4,275,187	$26,291,260	$291,680	$534,960	$-
Voya Floating Rate Fund - Class I	42,658,867	7,447,422	(5,169,130)	(427,647)	44,509,512	1,342,446	(141,157)	-
Voya High Yield Bond Fund - Class R6	17,254,641	2,279,334	(1,979,282)	244,676	17,799,369	714,903	31,907	-
Voya Index Plus LargeCap Portfolio - Class I	25,570,146	2,020,712	(2,972,434)	2,524,558	27,142,982	430,767	402,778	-
Voya Intermediate Bond Fund - Class R6	24,922,276	24,834,324	(4,320,395)	593,181	46,029,386	885,493	(5,158)	-
Voya International Core Fund - Class I	64,880,186	13,779,449	(29,587,420)	13,956,802	63,029,017	-	(3,323,792)	-
Voya International Index Portfolio - Class I	17,260,051	37,114,977	(16,795,652)	7,716,501	45,295,877	1,081,717	(166,471)	-
Voya Large Cap Growth Portfolio - Class I	50,356,044	32,442,808	(22,379,036)	2,239,473	62,659,289	334,329	2,751,963	3,670,284
Voya Large Cap Value Fund - Class R6	25,385,505	5,536,911	(5,944,125)	1,955,794	26,934,085	237,243	(73,869)	-
Voya MidCap Opportunities Portfolio - Class I	29,314,584	3,527,950	(4,419,117)	3,216,724	31,640,141	44,000	(414,857)	1,699,949
Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,554,846	1,198,898	(9,716,662)	10,478,890	35,515,972	-	709,106	-
Voya Multi-Manager International Equity Fund - Class I	81,160,453	2,924,427	(35,498,687)	14,497,069	63,083,262	-	(2,463,939)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	73,362,446	11,168,699	(19,181,774)	5,374,512	70,723,883	159,424	(31,318)	4,028,350
Voya Multi-Manager Mid Cap Value Fund - Class I	29,956,636	3,176,412	(4,323,168)	3,375,074	32,184,954	-	(720,712)	-
Voya Small Company Portfolio - Class I	25,915,169	17,086,021	(4,267,457)	(1,325,537)	37,408,196	117,801	(36,910)	4,114,051
Voya U.S. Bond Index Portfolio - Class I	8,158,275	1,243,054	(9,603,808)	202,479	-	62,681	(140,629)	-
Voya U.S. Stock Index Portfolio - Class I	34,280,199	59,952,907	(24,107,576)	1,964,112	72,089,642	195,233	1,398,985
VY® Clarion Global Real Estate Portfolio - Class I	12,925,541	1,542,417	(1,501,908)	221,424	13,187,474	481,136	6,484	-
VY® Clarion Real Estate Portfolio - Class I	13,028,119	1,684,852	(1,125,000)	(408,543)	13,179,428	309,705	437,789	-
VY® Invesco Comstock Portfolio - Class I	43,755,087	2,371,230	(11,464,438)	2,170,509	36,832,388	153,819	1,154,509	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	59,125,635	6,433,900	(7,354,498)	4,238,046	62,443,083	169,977	(315,336)	2,876,845
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,126,572	5,186,201	(32,501,499)	3,635,215	26,446,489	19,031	3,226,130	3,669,693
	$779,817,426	$252,830,373	$(258,940,609)	$80,718,499	$854,425,689	$7,031,385	$2,820,463	$20,059,172

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	122	12/07/17	$18,160,409	$38,327
			$18,160,409	$38,327
Short Contracts
Mini MSCI EAFE Index	(183)	12/15/17	(18,102,360)	(186,581)
			$(18,102,360)	$(186,581)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$38,327
Total Asset Derivatives		$38,327

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$186,581
Total Liability Derivatives		$186,581

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $860,112,187.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$56,499,836
Gross Unrealized Depreciation	(16,729,609)

Net Unrealized Appreciation	$39,770,227

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
4,692	iShares MSCI Emerging Markets Index Fund	$210,249	1.0
5,050	iShares MSCI EMU Index Fund	218,766	1.0
5,467	iShares Russell 1000 Value Index Fund	647,894	3.0
8,010	WisdomTree Japan Hedged Equity Fund	438,147	2.0

	Total Exchange-Traded Funds (Cost $1,459,115)	1,515,056	7.0

MUTUAL FUNDS: 92.9%
	Affiliated Investment Companies: 91.4%
35,159	Voya Emerging Markets Index Portfolio - Class I	422,967	1.9
65,081	Voya Floating Rate Fund - Class I	639,748	2.9
52,574	Voya High Yield Bond Fund - Class R6	429,529	2.0
24,225	Voya Index Plus LargeCap Portfolio - Class I	655,045	3.0
47,065	Voya Intermediate Bond Fund - Class R6	477,241	2.2
63,294	Voya International Index Portfolio - Class I	655,731	3.0
95,475	Voya Large Cap Growth Portfolio - Class I	1,839,794	8.5
55,218	Voya Large Cap Value Fund - Class R6	770,839	3.5
64,591	Voya MidCap Opportunities Portfolio - Class I	872,630	4.0
75,469	Voya Multi-Manager Emerging Markets Equity Fund - Class I	966,007	4.4
143,879	Voya Multi-Manager International Equity Fund - Class I	1,739,503	8.0
140,163	Voya Multi-Manager International Factors Fund - Class I	1,520,768	7.0
116,339	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,857,934	8.5
73,359	Voya Multi-Manager Mid Cap Value Fund - Class I	887,646	4.1
53,481	Voya Small Company Portfolio - Class I	1,139,686	5.2
87,439	Voya U.S. Stock Index Portfolio - Class I	1,306,343	6.0
26,696	VY® Clarion Global Real Estate Portfolio - Class I	318,214	1.5
8,655	VY® Clarion Real Estate Portfolio - Class I	318,001	1.5
52,860	VY® Invesco Comstock Portfolio - Class I	1,008,576	4.6
53,483	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,453,141	6.7
7,181	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	631,112	2.9
		19,910,455	91.4

	Unaffiliated Investment Companies: 1.5%
64,744	(1) Credit Suisse Commodity Return Strategy Fund - Class I	319,837	1.5

	Total Mutual Funds (Cost $19,233,471)	20,230,292	92.9

	Total Investments in Securities (Cost $20,692,586)	$21,745,348	99.9
	Assets in Excess of Other Liabilities	32,356	0.1
	Net Assets	$21,777,704	100.0

(1)	Non-income producing security.

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,515,056	$–	$–	$1,515,056
Mutual Funds	20,230,292	–	–	20,230,292
Total Investments, at fair value	$21,745,348	$–	$–	$21,745,348

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$221,519	$265,396	$(128,576)	$64,628	$422,967	$6,386	$-	$-
Voya Floating Rate Fund - Class I	223,466	555,946	(130,564)	(9,100)	639,748	14,614	-	-
Voya High Yield Bond Fund - Class R6	225,811	295,573	(91,045)	(810)	429,529	14,930	-	-
Voya Index Plus LargeCap Portfolio - Class I	223,215	522,949	(118,711)	27,592	655,045	9,444	(10,820)	10,820
Voya Intermediate Bond Fund - Class R6	310,200	371,120	(215,089)	11,010	477,241	10,799	-	-
Voya International Core Fund - Class I	849,580	1,046,266	(531,868)	156,790	1,520,768	-	-	-
Voya International Index Portfolio - Class I	226,038	1,256,310	(866,386)	39,769	655,731	23,860	-	-
Voya Large Cap Growth Portfolio - Class I	715,185	1,801,083	(721,552)	45,078	1,839,794	7,601	(83,446)	83,446
Voya Large Cap Value Fund - Class R6	310,586	1,040,182	(583,026)	3,097	770,839	5,154	-	-
Voya MidCap Opportunities Portfolio - Class I	549,225	658,384	(383,391)	48,412	872,630	1,290	(43,136)	43,136
Voya Multi-Manager Emerging Markets Equity Fund - Class I	440,717	659,869	(282,007)	147,428	966,007	-	-	-
Voya Multi-Manager International Equity Fund - Class I	1,063,770	1,062,880	(593,545)	206,398	1,739,503	-	-	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,037,212	1,738,995	(953,020)	34,747	1,857,934	4,005	(101,190)	101,190
Voya Multi-Manager Mid Cap Value Fund - Class I	560,142	630,172	(324,949)	22,281	887,646	-	-	-
Voya Small Company Portfolio - Class I	451,996	956,279	(209,905)	(58,684)	1,139,686	3,224	(99,079)	99,079
Voya U.S. Stock Index Portfolio - Class I	448,696	1,072,106	(252,183)	37,724	1,306,343	2,957	(57,170)	57,170
VY® Clarion Global Real Estate Portfolio - Class I	169,529	217,787	(71,076)	1,974	318,214	10,936	-	-
VY® Clarion Real Estate Portfolio - Class I	170,768	220,817	(70,662)	(2,922)	318,001	7,037	-	-
VY® Invesco Comstock Portfolio - Class I	514,188	639,534	(178,485)	33,339	1,008,576	4,026	-	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	747,382	965,200	(315,391)	55,950	1,453,141	3,725	(63,045)	63,045
VY® T. Rowe Price Growth Equity Portfolio - Class I	712,200	898,454	(996,620)	17,078	631,112	599	(115,444)	115,444
	$10,171,425	$16,875,302	$(8,018,051)	$881,779	$19,910,455	$130,587	$(573,330)	$573,330

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $20,771,248.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,072,693
Gross Unrealized Depreciation	(98,593)

Net Unrealized Appreciation	$974,100

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
157,258	iShares MSCI EMU Index Fund	$6,812,417	1.0
226,997	iShares Russell 1000 Value Index Fund	26,901,414	4.0

	Total Exchange-Traded Funds
	(Cost $31,141,672)	33,713,831	5.0

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.3%
1,615,399	Voya Emerging Markets Index Portfolio - Class I	19,433,255	2.9
1,162,641	Voya Floating Rate Fund - Class I	11,428,759	1.7
741,949	Voya Index Plus LargeCap Portfolio - Class I	20,062,292	3.0
2,761,927	Voya Intermediate Bond Fund - Class R6	28,005,935	4.2
3,877,868	Voya International Index Portfolio - Class I	40,174,717	6.0
3,613,736	Voya Large Cap Growth Portfolio - Class I	69,636,693	10.4
1,914,120	Voya Large Cap Value Fund - Class R6	26,721,110	4.0
2,472,825	Voya MidCap Opportunities Portfolio - Class I	33,407,863	5.0
2,563,594	Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,813,998	4.9
4,958,469	Voya Multi-Manager International Equity Fund - Class I	59,947,891	9.0
3,680,264	Voya Multi-Manager International Factors Fund - Class I	39,930,861	6.0
4,197,212	Voya Multi-Manager Large Cap Core Portfolio - Class I	67,029,482	10.0
2,808,612	Voya Multi-Manager Mid Cap Value Fund - Class I	33,984,209	5.1
1,627,143	Voya Small Company Portfolio - Class I	34,674,426	5.2
2,223,692	Voya U.S. Stock Index Portfolio - Class I	33,221,953	5.0
817,715	VY® Clarion Global Real Estate Portfolio - Class I	9,747,161	1.5
265,140	VY® Clarion Real Estate Portfolio - Class I	9,741,237	1.4
1,787,021	VY® Invesco Comstock Portfolio - Class I	34,096,361	5.1
218,655	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	19,217,588	2.9
		623,275,791	93.3

	Unaffiliated Investment Companies: 1.5%
2,018,316	(1) Credit Suisse Commodity Return Strategy Fund - Class I	9,970,480	1.5

	Total Mutual Funds
	(Cost $589,304,757)	633,246,271	94.8

	Total Investments in Securities (Cost $620,446,429)	$666,960,102	99.8
	Assets in Excess of Other Liabilities	1,105,781	0.2
	Net Assets	$668,065,883	100.0

(1)	Non-income producing security.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,713,831	$–	$–	$33,713,831
Mutual Funds	633,246,271	–	–	633,246,271
Total Investments, at fair value	$666,960,102	$–	$–	$666,960,102
Other Financial Instruments+
Futures	28,274	–	–	28,274
Total Assets	$666,988,376	$–	$–	$666,988,376
Liabilities Table
Other Financial Instruments+
Futures	$(138,661)	$–	$–	$(138,661)
Total Liabilities	$(138,661)	$–	$–	$(138,661)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,191,320	$7,529,036	$(3,410,139)	$3,123,038	$19,433,255	$213,884	$-	$-
Voya Floating Rate Fund - Class I	10,791,393	2,078,817	(1,332,000)	(109,451)	11,428,759	344,173	-	-
Voya Index Plus LargeCap Portfolio - Class I	18,482,193	1,821,978	(2,094,852)	1,852,973	20,062,292	315,877	(338,738)	338,738
Voya Intermediate Bond Fund - Class R6	16,592,861	14,041,057	(3,010,319)	382,336	28,005,935	552,893	-	-
Voya International Core Fund - Class I	46,893,089	4,060,594	(20,911,719)	9,888,897	39,930,861	-	-	-
Voya International Index Portfolio - Class I	21,831,955	28,175,550	(17,290,373)	7,457,585	40,174,717	951,787	-	-
Voya Large Cap Growth Portfolio - Class I	45,501,803	39,097,751	(17,153,054)	2,190,193	69,636,693	308,118	(3,382,535)	3,382,535
Voya Large Cap Value Fund - Class R6	24,300,952	6,856,214	(6,206,734)	1,770,678	26,721,110	233,689	-	-
Voya MidCap Opportunities Portfolio - Class I	33,300,071	4,400,848	(8,357,759)	4,064,703	33,407,863	50,698	(1,782,081)	1,782,081
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,254,360	6,811,958	(6,804,010)	8,551,690	32,813,998	-	-	-
Voya Multi-Manager International Equity Fund - Class I	61,751,601	8,569,512	(21,028,337)	10,655,115	59,947,891	-	-	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	61,745,716	8,634,559	(6,879,918)	3,529,125	67,029,482	151,607	(3,830,838)	3,830,838
Voya Multi-Manager Mid Cap Value Fund - Class I	34,023,643	3,351,517	(7,286,661)	3,895,710	33,984,209	-	-	-
Voya Small Company Portfolio - Class I	24,974,157	14,614,625	(3,818,145)	(1,096,211)	34,674,426	107,940	(3,340,620)	3,340,620
Voya U.S. Stock Index Portfolio - Class I	17,489,407	33,142,633	(17,888,195)	478,108	33,221,953	94,998	(1,836,711)	1,836,711
VY® Clarion Global Real Estate Portfolio - Class I	9,343,586	1,349,109	(1,105,054)	159,520	9,747,161	354,162	-	-
VY® Clarion Real Estate Portfolio - Class I	9,417,718	1,416,916	(816,544)	(276,853)	9,741,237	228,010	-	-
VY® Invesco Comstock Portfolio - Class I	31,618,719	3,796,573	(3,663,226)	2,344,295	34,096,361	141,271	-	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	45,295,086	6,266,815	(36,780,472)	4,436,159	19,217,588	20,933	(4,036,314)	4,036,314
	$549,799,630	$196,016,062	$(185,837,511)	$63,297,610	$623,275,791	$4,070,040	$(18,547,837)	$18,547,837

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	90	12/07/17	$13,397,023	$28,274
			$13,397,023	$28,274
Short Contracts
Mini MSCI EAFE Index	(136)	12/15/17	(13,453,120)	(138,661)
			$(13,453,120)	$(138,661)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$28,274
Total Asset Derivatives		$28,274

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$138,661
Total Liability Derivatives		$138,661

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $630,710,485.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,638,678
Gross Unrealized Depreciation	(11,471,214)

Net Unrealized Appreciation	$36,167,464

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
3,153	iShares MSCI Emerging Markets Index Fund	$141,286	0.9
3,394	iShares MSCI EMU Index Fund	147,028	1.0
4,899	iShares Russell 1000 Value Index Fund	580,581	3.8
5,533	WisdomTree Japan Hedged Equity Fund	302,655	2.0

	Total Exchange-Traded Funds (Cost $1,134,310)	1,171,550	7.7

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 90.8%
24,461	Voya Emerging Markets Index Portfolio - Class I	294,272	1.9
16,849	Voya Index Plus LargeCap Portfolio - Class I	455,592	3.0
58,222	Voya Intermediate Bond Fund - Class R6	590,370	3.9
66,715	Voya International Index Portfolio - Class I	691,171	4.6
78,159	Voya Large Cap Growth Portfolio - Class I	1,506,131	9.9
45,421	Voya Large Cap Value Fund - Class R6	634,072	4.2
61,770	Voya MidCap Opportunities Portfolio - Class I	834,518	5.5
64,519	Voya Multi-Manager Emerging Markets Equity Fund - Class I	825,845	5.4
125,076	Voya Multi-Manager International Equity Fund - Class I	1,512,172	10.0
76,591	Voya Multi-Manager International Factors Fund - Class I	831,011	5.5
95,663	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,527,745	10.1
70,148	Voya Multi-Manager Mid Cap Value Fund - Class I	848,787	5.6
37,180	Voya Small Company Portfolio - Class I	792,297	5.2
50,680	Voya U.S. Stock Index Portfolio - Class I	757,165	5.0
18,574	VY® Clarion Global Real Estate Portfolio - Class I	221,398	1.5
6,022	VY® Clarion Real Estate Portfolio - Class I	221,258	1.5
40,837	VY® Invesco Comstock Portfolio - Class I	779,163	5.1
4,972	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	436,975	2.9
		13,759,942	90.8

	Unaffiliated Investment Companies: 1.4%
43,426	(1) Credit Suisse Commodity Return Strategy Fund - Class I	214,524	1.4

	Total Mutual Funds (Cost $13,186,560)	13,974,466	92.2

	Total Investments in Securities (Cost $14,320,870)	$15,146,016	99.9
	Assets in Excess of Other Liabilities	11,354	0.1
	Net Assets	$15,157,370	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,171,550	$–	$–	$1,171,550
Mutual Funds	13,974,466	–	–	13,974,466
Total Investments, at fair value	$15,146,016	$–	$–	$15,146,016

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$133,962	$164,604	$(45,481)	$41,187	$294,272	$3,512	$-	$-
Voya Floating Rate Fund - Class I	118,500	66,973	(183,394)	(2,079)	-	2,069	-	-
Voya Index Plus LargeCap Portfolio - Class I	202,920	256,211	(33,723)	30,184	455,592	5,187	(5,943)	5,943
Voya Intermediate Bond Fund - Class R6	186,205	457,565	(60,322)	6,922	590,370	9,327	-	-
Voya International Core Fund - Class I	514,629	443,005	(217,685)	91,062	831,011	-	-	-
Voya International Index Portfolio - Class I	239,638	898,476	(490,120)	43,177	691,171	16,984	-	-
Voya Large Cap Growth Portfolio - Class I	499,922	1,307,657	(342,331)	40,883	1,506,131	5,596	(61,428)	61,428
Voya Large Cap Value Fund - Class R6	282,360	665,859	(314,155)	8	634,072	4,123	-	-
Voya MidCap Opportunities Portfolio - Class I	365,814	498,791	(69,918)	39,831	834,518	774	(36,942)	36,942
Voya Multi-Manager Emerging Markets Equity Fund - Class I	266,542	580,000	(131,586)	110,889	825,845	-	-	-
Voya Multi-Manager International Equity Fund - Class I	678,115	932,510	(254,821)	156,368	1,512,172	-	-	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	687,068	1,138,417	(330,174)	32,434	1,527,745	2,989	(75,521)	75,521
Voya Multi-Manager Mid Cap Value Fund - Class I	373,341	487,155	(56,313)	44,604	848,787	-	-	-
Voya Small Company Portfolio - Class I	274,008	588,684	(51,879)	(18,516)	792,297	1,773	(54,476)	54,476
Voya U.S. Stock Index Portfolio - Class I	204,028	584,322	(52,278)	21,093	757,165	1,554	(30,051)	30,051
VY® Clarion Global Real Estate Portfolio - Class I	102,638	135,406	(16,877)	231	221,398	6,904	-	-
VY® Clarion Real Estate Portfolio - Class I	103,429	136,649	(16,766)	(2,054)	221,258	4,449	-	-
VY® Invesco Comstock Portfolio - Class I	346,564	440,472	(48,183)	40,310	779,163	2,869	-	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	497,773	611,739	(676,251)	3,714	436,975	422	(81,344)	81,344
	$6,077,456	$10,394,495	$(3,392,257)	$680,248	$13,759,942	$68,532	$(345,705)	$345,705

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $14,383,943.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$836,408
Gross Unrealized Depreciation	(74,335)

Net Unrealized Appreciation	$762,073

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
39,826	iShares MSCI EMU Index Fund	$1,725,262	1.0
57,488	iShares Russell 1000 Value Index Fund	6,812,903	4.0

	Total Exchange-Traded Funds (Cost $7,947,467)	8,538,165	5.0

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 93.3%
412,693	Voya Emerging Markets Index Portfolio - Class I	4,964,693	2.9
189,536	Voya Index Plus LargeCap Portfolio - Class I	5,125,066	3.0
663,034	Voya Intermediate Bond Fund - Class R6	6,723,164	3.9
1,073,092	Voya International Index Portfolio - Class I	11,117,238	6.5
879,479	Voya Large Cap Growth Portfolio - Class I	16,947,562	9.9
490,570	Voya Large Cap Value Fund - Class R6	6,848,361	4.0
694,873	Voya MidCap Opportunities Portfolio - Class I	9,387,739	5.5
720,352	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,220,502	5.4
1,407,331	Voya Multi-Manager International Equity Fund - Class I	17,014,638	10.0
861,757	Voya Multi-Manager International Factors Fund - Class I	9,350,064	5.5
1,074,390	Voya Multi-Manager Large Cap Core Portfolio - Class I	17,158,007	10.0
789,210	Voya Multi-Manager Mid Cap Value Fund - Class I	9,549,437	5.6
414,836	Voya Small Company Portfolio - Class I	8,840,156	5.2
570,592	Voya U.S. Stock Index Portfolio - Class I	8,524,645	5.0
208,904	VY® Clarion Global Real Estate Portfolio - Class I	2,490,135	1.5
67,737	VY® Clarion Real Estate Portfolio - Class I	2,488,655	1.4
455,582	VY® Invesco Comstock Portfolio - Class I	8,692,506	5.1
55,845	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	4,908,198	2.9
		159,350,766	93.3

	Unaffiliated Investment Companies: 1.5%
510,745	(1) Credit Suisse Commodity Return Strategy Fund - Class I	2,523,081	1.5

	Total Mutual Funds (Cost $148,823,385)	161,873,847	94.8

	Total Investments in Securities (Cost $156,770,852)	$170,412,012	99.8
	Assets in Excess of Other Liabilities	293,934	0.2
	Net Assets	$170,705,946	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,538,165	$–	$–	$8,538,165
Mutual Funds	161,873,847	–	–	161,873,847
Total Investments, at fair value	$170,412,012	$–	$–	$170,412,012
Other Financial Instruments+
Futures	7,226	–	–	7,226
Total Assets	$170,419,238	$–	$–	$170,419,238
Liabilities Table
Other Financial Instruments+
Futures	$(35,685)	$–	$–	$(35,685)
Total Liabilities	$(35,685)	$–	$–	$(35,685)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	2,794,820	$2,220,960	$(804,833)	$753,746	$4,964,693	$51,239	$-	$-
Voya Index Plus LargeCap Portfolio - Class I	4,235,905	925,724	(486,267)	449,704	5,125,066	75,674	-	-
Voya Intermediate Bond Fund - Class R6	3,827,221	3,456,936	(648,681)	87,688	6,723,164	129,508	-	-
Voya International Core Fund - Class I	10,746,843	1,311,984	(4,934,430)	2,225,667	9,350,064	-	-	-
Voya International Index Portfolio - Class I	5,003,550	7,634,836	(3,110,735)	1,589,587	11,117,238	247,044	-	-
Voya Large Cap Growth Portfolio - Class I	10,430,145	10,820,550	(5,503,854)	1,200,721	16,947,562	71,094	(780,472)	780,472
Voya Large Cap Value Fund - Class R6	5,632,760	2,206,907	(1,372,346)	381,040	6,848,361	57,608	-	-
Voya MidCap Opportunities Portfolio - Class I	7,633,349	2,049,999	(1,168,865)	873,256	9,387,739	11,991	(482,395)	482,395
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,560,357	3,201,662	(1,796,122)	2,254,605	9,220,502	-	-	-
Voya Multi-Manager International Equity Fund - Class I	14,154,056	5,153,363	(5,446,404)	3,153,623	17,014,638	-	-	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	14,151,297	3,769,928	(1,767,611)	1,004,393	17,158,007	37,495	(947,433)	947,433
Voya Multi-Manager Mid Cap Value Fund - Class I	7,797,265	1,954,903	(1,211,874)	1,009,143	9,549,437	-	-	-
Voya Small Company Portfolio - Class I	5,723,080	4,248,010	(887,736)	(243,198)	8,840,156	25,859	(881,447)	881,447
Voya U.S. Stock Index Portfolio - Class I	9,833,036	2,721,683	(4,444,863)	414,789	8,524,645	23,662	(457,489)	457,489
VY® Clarion Global Real Estate Portfolio - Class I	2,141,682	570,551	(258,723)	36,625	2,490,135	87,618	-	-
VY® Clarion Real Estate Portfolio - Class I	2,158,379	585,778	(225,791)	(29,711)	2,488,655	56,427	-	-
VY® Invesco Comstock Portfolio - Class I	7,244,202	1,726,541	(912,887)	634,650	8,692,506	35,413	-	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	10,383,318	2,626,233	(9,380,566)	1,279,213	4,908,198	5,238	(1,009,971)	1,009,971
	$129,451,265	$57,186,548	$(44,362,588)	$17,075,541	$159,350,766	$915,870	$(4,559,207)	$4,559,207

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	23	12/07/17	$3,423,684	$7,226
			$3,423,684	$7,226
Short Contracts
Mini MSCI EAFE Index	(35)	12/15/17	(3,462,200)	(35,685)
			$(3,462,200)	$(35,685)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$7,226
Total Asset Derivatives		$7,226

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$35,685
Total Liability Derivatives		$35,685

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $161,367,734.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,834,440
Gross Unrealized Depreciation	(4,811,406)

Net Unrealized Appreciation	$9,023,034

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
1,439	iShares MSCI Emerging Markets Index Fund	$64,481	0.9
1,549	iShares MSCI EMU Index Fund	67,103	1.0
2,236	iShares Russell 1000 Value Index Fund	264,988	3.8
2,568	WisdomTree Japan Hedged Equity Fund	140,470	2.0

	Total Exchange-Traded Funds (Cost $521,092)	537,042	7.7

MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 90.9%
11,346	Voya Emerging Markets Index Portfolio - Class I	136,493	1.9
7,815	Voya Index Plus LargeCap Portfolio - Class I	211,318	3.0
27,003	Voya Intermediate Bond Fund - Class R6	273,813	3.9
31,031	Voya International Index Portfolio - Class I	321,484	4.6
36,252	Voya Large Cap Growth Portfolio - Class I	698,567	9.9
21,373	Voya Large Cap Value Fund - Class R6	298,373	4.2
28,650	Voya MidCap Opportunities Portfolio - Class I	387,061	5.5
30,005	Voya Multi-Manager Emerging Markets Equity Fund - Class I	384,070	5.5
58,005	Voya Multi-Manager International Equity Fund - Class I	701,286	10.0
35,518	Voya Multi-Manager International Factors Fund - Class I	385,370	5.5
44,472	Voya Multi-Manager Large Cap Core Portfolio - Class I	710,218	10.1
32,536	Voya Multi-Manager Mid Cap Value Fund - Class I	393,687	5.6
17,243	Voya Small Company Portfolio - Class I	367,450	5.2
23,507	Voya U.S. Stock Index Portfolio - Class I	351,187	5.0
8,614	VY® Clarion Global Real Estate Portfolio - Class I	102,682	1.5
2,793	VY® Clarion Real Estate Portfolio - Class I	102,620	1.5
18,940	VY® Invesco Comstock Portfolio - Class I	361,384	5.1
2,306	(1) VY® T. Rowe Price Growth Equity Portfolio - Class I	202,647	2.9
		6,389,710	90.9

	Unaffiliated Investment Companies: 1.4%
19,850	(1) Credit Suisse Commodity Return Strategy Fund - Class I	98,058	1.4

	Total Mutual Funds (Cost $6,152,342)	6,487,768	92.3

	Total Investments in Securities (Cost $6,673,434)	$7,024,810	100.0
	Assets in Excess of Other Liabilities	2,383	0.0
	Net Assets	$7,027,193	100.0

(1)	Non-income producing security.

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$537,042	$–	$–	$537,042
Mutual Funds	6,487,768	–	–	6,487,768
Total Investments, at fair value	$7,024,810	$–	$–	$7,024,810

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 09/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$56,763	$90,468	$(29,035)	$18,297	$136,493	$1,618	$3,075	$-
Voya Index Plus LargeCap Portfolio - Class I	86,035	140,010	(26,764)	12,037	211,318	2,390	3,810	2,739
Voya Intermediate Bond Fund - Class R6	78,150	235,801	(43,773)	3,635	273,813	4,316	(865)	-
Voya International Core Fund - Class I	218,234	244,337	(116,452)	39,251	385,370	-	11,440	-
Voya International Index Portfolio - Class I	101,611	458,994	(258,674)	19,553	321,484	7,822	32,767	-
Voya Large Cap Growth Portfolio - Class I	211,893	660,639	(188,082)	14,117	698,567	2,553	14,418	28,024
Voya Large Cap Value Fund - Class R6	116,812	365,572	(185,171)	1,160	298,373	1,967	12,637	-
Voya MidCap Opportunities Portfolio - Class I	155,055	269,349	(55,652)	18,309	387,061	384	996	16,542
Voya Multi-Manager Emerging Markets Equity Fund - Class I	112,946	295,117	(75,962)	51,969	384,070	-	22,927	-
Voya Multi-Manager International Equity Fund - Class I	287,474	487,234	(143,146)	69,724	701,286	-	12,133	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	287,252	639,168	(225,645)	9,443	710,218	1,359	18,545	34,334
Voya Multi-Manager Mid Cap Value Fund - Class I	158,325	265,343	(48,189)	18,208	393,687	-	5,982	-
Voya Small Company Portfolio - Class I	116,202	300,381	(37,872)	(11,261)	367,450	817	5,379	25,108
Voya U.S. Stock Index Portfolio - Class I	144,152	241,209	(46,662)	12,488	351,187	706	4,131	13,646
VY® Clarion Global Real Estate Portfolio - Class I	43,495	73,242	(14,451)	396	102,682	3,138	324	-
VY® Clarion Real Estate Portfolio - Class I	43,843	73,881	(14,353)	(751)	102,620	2,023	535	-
VY® Invesco Comstock Portfolio - Class I	147,028	240,318	(41,172)	15,210	361,384	1,319	8,688	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	210,945	338,297	(348,130)	1,535	202,647	194	29,154	37,422
	$2,576,215	$5,419,360	$(1,899,185)	$293,320	$6,389,710	$30,606	$186,076	$157,815

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,688,985.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$355,863
Gross Unrealized Depreciation	(20,038)

Net Unrealized Appreciation	$335,825

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Consumer Discretionary: 6.1%
28,491		Advance Auto Parts, Inc.	$2,826,307	0.8
22,897		Camping World Holdings, Inc.	932,824	0.2
14,621		Carnival Corp.	944,078	0.3
17,727	(1)	Cooper Tire & Rubber Co.	662,990	0.2
3,602		Culp, Inc.	117,965	0.0
11,824		Delphi Automotive PLC	1,163,482	0.3
358,307		Entravision Communications Corp.	2,042,350	0.5
13,290	(2)	Helen of Troy Ltd.	1,287,801	0.3
84,737		Honda Motor Co., Ltd. ADR	2,504,826	0.7
13,364	(2)	Malibu Boats, Inc.	422,837	0.1
67,583	(2)	MarineMax, Inc.	1,118,499	0.3
86,608	(1)	Mattel, Inc.	1,340,692	0.4
15,374	(2)	MCBC Holdings, Inc.	313,322	0.1
9,003		Monro Muffler Brake, Inc.	504,618	0.1
22,381		Penske Auto Group, Inc.	1,064,664	0.3
85,771		Pulte Group, Inc.	2,344,121	0.6
17,727	(2)	Red Robin Gourmet Burgers, Inc.	1,187,709	0.3
30,889		Target Corp.	1,822,760	0.5
19,835	(2)	Townsquare Media, Inc.	198,350	0.1
			22,800,195	6.1

		Consumer Staples: 7.2%
133,561		Conagra Brands, Inc.	4,506,348	1.2
16,118	(2)	Edgewell Personal Care Co.	1,172,907	0.3
35,822		Energizer Holdings, Inc.	1,649,603	0.5
66,063		General Mills, Inc.	3,419,421	0.9
18,881		JM Smucker Co.	1,981,183	0.5
8,862		John B Sanfilippo & Son, Inc.	596,501	0.2
47,529		Kellogg Co.	2,964,384	0.8
17,999		Lamb Weston Holdings, Inc.	843,973	0.2
96,092		Mondelez International, Inc.	3,907,101	1.1
112,654		Orkla ASA	1,156,020	0.3
55,479		Sysco Corp.	2,993,092	0.8
23,040	(1),(2)	TreeHouse Foods, Inc.	1,560,499	0.4
			26,751,032	7.2

		Energy: 9.8%
28,788		Aegean Marine Petroleum Network, Inc.	142,501	0.0
52,752		Anadarko Petroleum Corp.	2,576,935	0.7
70,307	(1)	Ardmore Shipping Corp.	580,033	0.1
80,417		Baker Hughes a GE Co.	2,944,871	0.8
25,941	(2)	Callon Petroleum Co.	291,577	0.1
49,143	(2)	Contango Oil & Gas Co.	247,189	0.1
59,307		Devon Energy Corp.	2,177,160	0.6
8,036	(2)	Dril-Quip, Inc.	354,789	0.1
53,945		EQT Corp.	3,519,372	0.9
34,007	(1),(2)	Extraction Oil & Gas, Inc.	523,368	0.1
31,007		Halliburton Co.	1,427,252	0.4
29,619	(2)	Helix Energy Solutions Group, Inc.	218,884	0.1
31,006	(1)	Helmerich & Payne, Inc.	1,615,723	0.4
151,502	(1)	Imperial Oil Ltd.	4,839,807	1.3
13,939	(1),(2)	Keane Group, Inc.	232,502	0.1
41,720	(1),(2)	Mammoth Energy Services, Inc.	703,399	0.2
40,686		Marathon Petroleum Corp.	2,281,671	0.6
90,278		National Oilwell Varco, Inc.	3,225,633	0.9
113,439		Noble Energy, Inc.	3,217,130	0.9
53,077		Occidental Petroleum Corp.	3,408,074	0.9
128,148		Scorpio Tankers, Inc.	439,548	0.1
27,418		Spectra Energy Partners L.P.	1,216,811	0.3
31,614	(1),(2)	WildHorse Resource Development Corp.	421,098	0.1
			36,605,327	9.8

		Financials: 23.4%
17,708		Aflac, Inc.	1,441,254	0.4
23,194		Ameriprise Financial, Inc.	3,444,541	0.9
20,681		Amerisafe, Inc.	1,203,634	0.3
67,673	(1)	Ares Management L.P.	1,262,102	0.3
28,182		Arthur J. Gallagher & Co.	1,734,602	0.5
19,365		Bank of Hawaii Corp.	1,614,266	0.4
52,507		Bank of the Ozarks, Inc.	2,522,961	0.7
74,494		BankUnited, Inc.	2,649,752	0.7
82,646		BB&T Corp.	3,879,403	1.0
73,827		Boston Private Financial Holdings, Inc.	1,221,837	0.3
24,944		Brown & Brown, Inc.	1,202,051	0.3
159,300		Capitol Federal Financial, Inc.	2,341,710	0.6
23,773		Chubb Ltd.	3,388,841	0.9
5,828		Comerica, Inc.	444,443	0.1
35,929		Commerce Bancshares, Inc.	2,075,618	0.6
128,345		Compass Diversified Holdings	2,278,124	0.6
22,667	(2)	Donnelley Financial Solutions, Inc.	488,701	0.1
38,344	(2)	FCB Financial Holdings, Inc.	1,852,015	0.5
10,401	(1)	First Financial Bankshares, Inc.	470,125	0.1
52,441		First Hawaiian, Inc.	1,588,438	0.4
146,244		FNB Corp.	2,051,803	0.6
13,372		Granite Point Mortgage Trust, Inc.	250,458	0.1
20,197		Hanover Insurance Group, Inc.	1,957,695	0.5
125,530		Invesco Ltd.	4,398,571	1.2
20,312		James River Group Holdings Ltd.	842,542	0.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
24,262		Kinsale Capital Group, Inc.	$1,047,391	0.3
39,822		LegacyTexas Financial Group, Inc.	1,589,694	0.4
18,517		M&T Bank Corp.	2,981,978	0.8
81,427		Northern Trust Corp.	7,485,584	2.0
12,547		PNC Financial Services Group, Inc.	1,690,959	0.5
14,728		Popular, Inc.	529,324	0.1
20,420		ProAssurance Corp.	1,115,953	0.3
14,565		Reinsurance Group of America, Inc.	2,032,254	0.6
29,544		RLI Corp.	1,694,644	0.5
25,398		Southside Bancshares, Inc.	923,471	0.3
5,238		State Street Corp.	500,439	0.1
33,279		SunTrust Banks, Inc.	1,989,086	0.5
13,650		T. Rowe Price Group, Inc.	1,237,373	0.3
17,505	(2)	Texas Capital Bancshares, Inc.	1,501,929	0.4
9,963		Torchmark Corp.	797,937	0.2
5,350		Travelers Cos., Inc.	655,482	0.2
78,292		Two Harbors Investment Corp.	789,183	0.2
34,550		UMB Financial Corp.	2,573,630	0.7
25,133		Unum Group	1,285,050	0.4
42,471		Validus Holdings Ltd.	2,089,998	0.6
210,872		Valley National Bancorp	2,541,008	0.7
42,651	(1)	Westamerica Bancorp.	2,539,441	0.7
18,618	(2)	Western Alliance Bancorp.	988,243	0.3
			87,185,538	23.4

		Health Care: 7.0%
30,428	(2)	AMN Healthcare Services, Inc.	1,390,560	0.4
41,582		Cardinal Health, Inc.	2,782,668	0.8
35,378	(2)	Express Scripts Holding Co.	2,240,135	0.6
31,421	(2)	HCA Healthcare, Inc.	2,500,797	0.7
30,943		Koninklijke Philips NV	1,276,700	0.3
53,762	(2)	LifePoint Health, Inc.	3,112,820	0.8
13,859		McKesson Corp.	2,128,881	0.6
30,282		Owens & Minor, Inc.	884,234	0.2
13,296	(2)	Providence Service Corp.	719,048	0.2
17,331		Quest Diagnostics, Inc.	1,622,875	0.4
18,356		STERIS PLC	1,622,670	0.4
3,787		Utah Medical Products, Inc.	278,534	0.1
48,427		Zimmer Biomet Holdings, Inc.	5,670,317	1.5
			26,230,239	7.0

		Industrials: 13.7%
20,555		Apogee Enterprises, Inc.	991,984	0.3
19,557		AZZ, Inc.	952,426	0.2
27,636		Ceco Environmental Corp.	233,801	0.1
4,712	(2)	Continental Building Products, Inc.	122,512	0.0
48,766	(2)	CSW Industrials, Inc.	2,162,772	0.6
10,776		Cummins, Inc.	1,810,691	0.5
13,665		Deluxe Corp.	996,998	0.3
31,415	(2)	DXP Enterprises, Inc.	989,258	0.3
15,077	(1),(2)	Dycom Industries, Inc.	1,294,813	0.3
24,713		Eaton Corp. PLC	1,897,711	0.5
51,585		Emerson Electric Co.	3,241,601	0.9
16,851		EnPro Industries, Inc.	1,357,011	0.4
70,240	(1),(2)	Foundation Building Materials, Inc.	993,194	0.3
13,973	(2)	Gardner Denver Holdings, Inc.	384,537	0.1
42,627		Global Brass & Copper Holdings, Inc.	1,440,793	0.4
11,727	(2)	GMS, Inc.	415,136	0.1
33,606		Graham Corp.	700,013	0.2
110,494		Heartland Express, Inc.	2,771,190	0.7
28,963		Hubbell, Inc.	3,360,287	0.9
28,806	(2)	Huron Consulting Group, Inc.	988,046	0.3
28,223		Ingersoll-Rand PLC - Class A	2,516,645	0.7
77,184	(2)	Innerworkings, Inc.	868,320	0.2
18,269		Interface, Inc.	400,091	0.1
183,372		Johnson Controls International plc	7,388,058	2.0
21,815		LSC Communications, Inc.	360,166	0.1
42,333		MSC Industrial Direct Co.	3,199,105	0.8
2,171		Multi-Color Corp.	177,913	0.0
19,582	(2)	NCI Building Systems, Inc.	305,479	0.1
13,308		Paccar, Inc.	962,701	0.2
4,922		Parker Hannifin Corp.	861,448	0.2
28,750		Republic Services, Inc.	1,899,225	0.5
6,698	(2)	Rexnord Corp.	170,196	0.0
2,507		Rockwell Automation, Inc.	446,772	0.1
52,887		Textron, Inc.	2,849,552	0.8
37,827	(2)	Thermon Group Holdings, Inc.	680,508	0.2
6,278		Valmont Industries, Inc.	992,552	0.3
			51,183,505	13.7

		Information Technology: 8.8%
68,923		Applied Materials, Inc.	3,590,199	1.0
6,986		AVX Corp.	127,355	0.0
9,989		Belden, Inc.	804,414	0.2
27,698	(1),(2)	BroadSoft, Inc.	1,393,209	0.4
26,228	(2)	Cardtronics plc	603,506	0.2
55,175	(2)	Cray, Inc.	1,073,154	0.3
32,483		CSRA, Inc.	1,048,226	0.3
62,685	(1)	Cypress Semiconductor Corp.	941,529	0.2
98,057		EVERTEC, Inc.	1,554,203	0.4
75,280	(2)	Keysight Technologies, Inc.	3,136,165	0.8
50,964	(2)	Kulicke & Soffa Industries, Inc.	1,099,294	0.3
13,615		Lam Research Corp.	2,519,320	0.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
77,175		Maxim Integrated Products	$3,682,019	1.0
12,146	(2)	OSI Systems, Inc.	1,109,780	0.3
53,055	(1),(2)	Presidio, Inc.	750,728	0.2
31,005		TE Connectivity Ltd.	2,575,275	0.7
7,253	(2)	Tech Data Corp.	644,429	0.2
61,305	(2)	Teradata Corp.	2,071,496	0.5
68,871		Teradyne, Inc.	2,568,200	0.7
38,930	(2)	TTM Technologies, Inc.	598,354	0.1
51,702	(2)	VeriFone Holdings, Inc.	1,048,517	0.3
			32,939,372	8.8

		Materials: 6.2%
57,433		Bemis Co., Inc.	2,617,222	0.7
416,494		Graphic Packaging Holding Co.	5,810,091	1.6
34,499		Innophos Holdings, Inc.	1,697,006	0.5
25,113		Innospec, Inc.	1,548,216	0.4
25,245		Minerals Technologies, Inc.	1,783,559	0.5
40,722		PolyOne Corp.	1,630,102	0.4
80,540		Silgan Holdings, Inc.	2,370,292	0.6
48,757		Sonoco Products Co.	2,459,791	0.7
54,228		WestRock Co.	3,076,354	0.8
			22,992,633	6.2

		Real Estate: 6.2%
17,465		American Tower Corp.	2,387,116	0.6
50,225		Armada Hoffler Properties, Inc.	693,607	0.2
11,532		Boston Properties, Inc.	1,417,052	0.4
32,131		CareTrust REIT, Inc.	611,774	0.2
11,817		Chatham Lodging Trust	251,939	0.1
25,590		Community Healthcare Trust, Inc.	689,907	0.2
28,282		DiamondRock Hospitality Co.	309,688	0.1
40,381		Empire State Realty Trust, Inc.	829,426	0.2
4,800		EPR Properties	334,752	0.1
9,109		Four Corners Property Trust, Inc.	226,996	0.1
84,201		Kite Realty Group Trust	1,705,070	0.4
41,080		Lexington Realty Trust	419,838	0.1
83,462		MedEquities Realty Trust, Inc.	980,679	0.3
53,180		Medical Properties Trust, Inc.	698,253	0.2
50,854	(1)	MGM Growth Properties LLC	1,536,299	0.4
97,081		Piedmont Office Realty Trust, Inc.	1,957,153	0.5
19,367		RLJ Lodging Trust	426,074	0.1
31,760		Sabra Healthcare REIT, Inc.	696,814	0.2
30,682		Summit Hotel Properties, Inc.	490,605	0.1
14,550		Sunstone Hotel Investors, Inc.	233,819	0.1
24,054		Urstadt Biddle Properties, Inc.	521,972	0.1
165,869		Weyerhaeuser Co.	5,644,522	1.5
			23,063,355	6.2

		Telecommunication Services: 0.9%
61,033	(2)	Level 3 Communications, Inc.	3,252,449	0.9

		Utilities: 5.9%
33,428		Ameren Corp.	1,933,475	0.5
19,635		Atmos Energy Corp.	1,646,198	0.4
46,471		Edison International	3,586,167	1.0
18,579		Eversource Energy	1,122,915	0.3
28,690		NorthWestern Corp.	1,633,609	0.4
57,163		PG&E Corp.	3,892,229	1.0
21,565		Pinnacle West Capital Corp.	1,823,536	0.5
28,251		Spire, Inc.	2,108,937	0.6
14,036		Westar Energy, Inc.	696,186	0.2
79,878		Xcel Energy, Inc.	3,779,827	1.0
			22,223,079	5.9

	Total Common Stock (Cost $317,557,862)		355,226,724	95.2

EXCHANGE-TRADED FUNDS: 1.9%
81,552		iShares Russell Midcap Value Index Fund	6,926,211	1.9

	Total Exchange-Traded Funds (Cost $6,562,385)		6,926,211	1.9

PREFERRED STOCK: 0.2%
		Industrials: 0.2%
13,665	(1),(2)	Rexnord Corp.	795,440	0.2

	Total Preferred Stock (Cost $693,853)		795,440	0.2

	Total Long-Term Investments (Cost $324,814,100)		362,948,375	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
	Securities Lending Collateral(3): 4.9%
1,864,317	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,864,478, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,901,603, due 08/15/18-02/15/37)	1,864,317	0.5

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
4,314,791	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $4,315,174, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $4,401,087, due 12/01/17-06/01/51)	$4,314,791	1.1
4,314,791	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $4,315,170, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,401,087, due 10/12/17-12/01/51)	4,314,791	1.2
4,314,791	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $4,315,174, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,401,087, due 11/15/17-08/20/67)	4,314,791	1.2
3,358,297	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $3,358,628, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,431,617, due 01/15/19-02/15/46)	3,358,297	0.9
		18,166,987	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
9,145,725	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930% (Cost $9,145,725)	$9,145,725	2.4

	Total Short-Term Investments (Cost $27,312,712)	27,312,712	7.3

	Total Investments in Securities (Cost $352,126,812)	$390,261,087	104.6
	Liabilities in Excess of Other Assets	(17,324,634)	(4.6)
	Net Assets	$372,936,453	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$22,800,195	$–	$–	$22,800,195
Consumer Staples	25,595,012	1,156,020	–	26,751,032
Energy	36,605,327	–	–	36,605,327
Financials	87,185,538	–	–	87,185,538
Health Care	24,953,539	1,276,700	–	26,230,239
Industrials	51,183,505	–	–	51,183,505
Information Technology	32,939,372	–	–	32,939,372
Materials	22,992,633	–	–	22,992,633
Real Estate	23,063,355	–	–	23,063,355
Telecommunication Services	3,252,449	–	–	3,252,449
Utilities	22,223,079	–	–	22,223,079
Total Common Stock	352,794,004	2,432,720	–	355,226,724
Exchange-Traded Funds	6,926,211	–	–	6,926,211
Preferred Stock	795,440	–	–	795,440
Short-Term Investments	9,145,725	18,166,987	–	27,312,712
Total Investments, at fair value	$369,661,380	$20,599,707	$–	$390,261,087
Other Financial Instruments+
Forward Foreign Currency Contracts	–	56,940	–	56,940
Total Assets	$369,661,380	$20,656,647	$–	$390,318,027
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,541)	$–	$(2,541)
Total Liabilities	$–	$(2,541)	$–	$(2,541)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,533,050	JPY 170,423,751	Credit Suisse AG	12/29/17	$11,557
USD 92,420	NOK 732,262	JPMorgan Chase Bank N.A.	12/29/17	287
USD 52,095	NOK 412,905	JPMorgan Chase Bank N.A.	12/29/17	143
USD 105,597	NOK 831,530	JPMorgan Chase Bank N.A.	12/29/17	973
USD 39,347	NOK 307,192	JPMorgan Chase Bank N.A.	12/29/17	696
USD 72,211	NOK 562,047	JPMorgan Chase Bank N.A.	12/29/17	1,494
USD 54,572	NOK 425,836	JPMorgan Chase Bank N.A.	12/29/17	993
USD 64,529	NOK 502,397	JPMorgan Chase Bank N.A.	12/29/17	1,317
USD 89,764	NOK 699,296	JPMorgan Chase Bank N.A.	12/29/17	1,777
USD 97,127	NOK 759,715	JPMorgan Chase Bank N.A.	12/29/17	1,538
USD 52,464	NOK 411,161	JPMorgan Chase Bank N.A.	12/29/17	731
USD 53,344	NOK 419,556	JPMorgan Chase Bank N.A.	12/29/17	555
USD 103,267	NOK 814,127	JPMorgan Chase Bank N.A.	12/29/17	833
USD 4,071,752	CAD 5,035,169	Morgan Stanley	12/29/17	34,046
USD 1,137,051	EUR 959,318	UBS AG	12/29/17	(2,541)
				$54,399

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Abbreviations

CAD	-	Canadian Dollar
EUR	-	EU Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$56,940
Total Asset Derivatives		$56,940

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,541
Total Liability Derivatives		$2,541

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $355,844,667.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,501,548
Gross Unrealized Depreciation	(13,030,654)

Net Unrealized Appreciation	$34,470,894

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 32.5%
303,550	(1)	Bright Horizons Family Solutions, Inc.	$26,169,045	3.4
34,000		Camping World Holdings, Inc.	1,385,160	0.2
550,000		Choice Hotels International, Inc.	35,145,000	4.6
100,000		Dick's Sporting Goods, Inc.	2,701,000	0.3
728,364		Manchester United PLC - Class A	13,110,552	1.7
188,200		Marriott Vacations Worldwide Corp.	23,436,546	3.1
10,084	(1)	Ollie's Bargain Outlet Holdings, Inc.	466,539	0.1
472,571	(1)	Penn National Gaming, Inc.	11,053,436	1.4
593,691	(1)	Pinnacle Entertainment, Inc.	12,651,555	1.6
213,000		Red Rock Resorts, Inc.	4,933,080	0.6
400,000	(1)	Under Armour, Inc. - Class A	6,592,000	0.9
314,183	(1)	Under Armour, Inc. - Class C	4,719,029	0.6
470,000		Vail Resorts, Inc.	107,216,400	14.0
			249,579,342	32.5

		Consumer Staples: 2.7%
187,000		Church & Dwight Co., Inc.	9,060,150	1.2
135,000	(1)	Performance Food Group Co.	3,813,750	0.5
114,520	(1)	TreeHouse Foods, Inc.	7,756,440	1.0
			20,630,340	2.7

		Financials: 17.9%
195,000	(1)	Arch Capital Group Ltd.	19,207,500	2.5
270,000		Carlyle Group L.P.	6,372,000	0.8
330,000		Cohen & Steers, Inc.	13,031,700	1.7
65,500	(1)	Essent Group Ltd.	2,652,750	0.3
82,000		Factset Research Systems, Inc.	14,769,020	1.9
297,229		Financial Engines, Inc.	10,328,708	1.3
123,241		Kinsale Capital Group, Inc.	5,320,314	0.7
80,000		Moelis & Co.	3,444,000	0.5
149,000		Morningstar, Inc.	12,663,510	1.7
182,500		MSCI, Inc. - Class A	21,334,250	2.8
160,000		Oaktree Capital Group LLC	7,528,000	1.0
253,500		Primerica, Inc.	20,672,925	2.7
			137,324,677	17.9

		Health Care: 9.4%
103,500		Bio-Techne Corp.	12,512,115	1.6
58,527	(1)	Glaukos Corp.	1,931,391	0.2
176,000	(1)	Idexx Laboratories, Inc.	27,366,240	3.6
300,000	(1)	Inovalon Holdings, Inc.	5,115,000	0.7
18,900	(1)	Mettler Toledo International, Inc.	11,834,424	1.5
47,008	(1)	Neogen Corp.	3,641,240	0.5
100,500		West Pharmaceutical Services, Inc.	9,674,130	1.3
			72,074,540	9.4

		Industrials: 2.8%
70,000		Air Lease Corp.	2,983,400	0.4
81,322	(1)	Caesarstone Ltd.	2,423,395	0.3
85,000	(1)	Middleby Corp.	10,894,450	1.4
60,000	(1)	Trex Co., Inc.	5,404,200	0.7
			21,705,445	2.8

		Information Technology: 22.6%
83,481	(1)	2U, Inc.	4,678,275	0.6
198,500	(1)	ANSYS, Inc.	24,361,905	3.2
300,448	(1)	Benefitfocus, Inc.	10,110,075	1.3
137,300	(1)	CoStar Group, Inc.	36,830,725	4.8
298,600	(1)	Gartner, Inc.	37,148,826	4.8
164,000	(1)	Guidewire Software, Inc.	12,769,040	1.7
15,000		Littelfuse, Inc.	2,938,200	0.4
257,000		Maximus, Inc.	16,576,500	2.1
605,000		SS&C Technologies Holdings, Inc.	24,290,750	3.2
52,500	(1)	Wix.com Ltd.	3,772,125	0.5
			173,476,421	22.6

		Real Estate: 8.3%
14,720		Alexander's, Inc.	6,242,605	0.8
82,000		Alexandria Real Estate Equities, Inc.	9,755,540	1.3
68,838		American Assets Trust, Inc.	2,737,687	0.4
470,000		Douglas Emmett, Inc.	18,527,400	2.4
710,000		Gaming and Leisure Properties, Inc.	26,191,900	3.4
			63,455,132	8.3

		Telecommunication Services: 1.3%
921,311	(1)	Iridium Communications, Inc.	9,489,503	1.3

	Total Common Stock
	(Cost $278,730,326)		747,735,400	97.5

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
20,897,149	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $20,897,149)	20,897,149	2.7

	Total Short-Term Investments
	(Cost $20,897,149)	20,897,149	2.7

	Total Investments in Securities (Cost $299,627,475)	$768,632,549	100.2
	Liabilities in Excess of Other Assets	(1,369,864)	(0.2)
	Net Assets	$767,262,685	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2017.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$747,735,400	$–	$–	$747,735,400
Short-Term Investments	20,897,149	–	–	20,897,149
Total Investments, at fair value	$768,632,549	$–	$–	$768,632,549

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $305,188,885.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$466,405,154
Gross Unrealized Depreciation	(2,961,509)

Net Unrealized Appreciation	$463,443,645

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 11.2%
2,602	(1)	Autozone, Inc.	$1,548,476	0.5
73,590		Coach, Inc.	2,964,205	0.9
214,289		Comcast Corp. – Class A	8,245,841	2.5
30,405		Dollar General Corp.	2,464,325	0.8
7,555		Expedia, Inc.	1,087,467	0.3
58,565	(1)	Liberty Interactive Corp. QVC Group	1,380,377	0.4
79,349		Lowe's Cos, Inc.	6,343,159	1.9
10,377		Marriott International, Inc.	1,144,168	0.3
15,705		McDonald's Corp.	2,460,659	0.8
30,525		Newell Brands, Inc.	1,302,502	0.4
27,520		PVH Corp.	3,469,171	1.1
7,095		Royal Caribbean Cruises Ltd.	841,041	0.3
54,880		Starbucks Corp.	2,947,605	0.9
3,280		Walt Disney Co.	323,310	0.1
			36,522,306	11.2

		Consumer Staples: 6.1%
15,659		CVS Health Corp.	1,273,390	0.4
46,900		Kellogg Co.	2,925,153	0.9
31,914		PepsiCo, Inc.	3,556,177	1.1
79,975		Philip Morris International, Inc.	8,878,024	2.7
59,205		Sysco Corp.	3,194,110	1.0
			19,826,854	6.1

		Energy: 7.2%
131,933		Canadian Natural Resources Ltd.	4,418,436	1.4
46,551		Chevron Corp.	5,469,743	1.7
34,674		EOG Resources, Inc.	3,354,363	1.0
80,680		Exxon Mobil Corp.	6,614,146	2.0
78,346		Halliburton Co.	3,606,266	1.1
			23,462,954	7.2

		Financials: 17.2%
28,090		Aon PLC	4,103,949	1.3
123,316		Bank of New York Mellon Corp.	6,538,214	2.0
56,767	(1)	Berkshire Hathaway, Inc. – Class B	10,406,527	3.2
1,906		Blackrock, Inc.	852,154	0.3
134,861		Citigroup, Inc.	9,809,789	3.0
21,517		Invesco Ltd.	753,956	0.2
100,828		JPMorgan Chase & Co.	9,630,082	2.9
101,325		Morgan Stanley	4,880,825	1.5
8,400		S&P Global, Inc.	1,313,004	0.4
142,380		Wells Fargo & Co.	7,852,257	2.4
			56,140,757	17.2

		Health Care: 17.0%
72,723		Abbott Laboratories	3,880,499	1.2
11,150	(1)	Alexion Pharmaceuticals, Inc.	1,564,234	0.5
18,200		Allergan plc	3,730,090	1.1
13,325		Anthem, Inc.	2,530,151	0.8
16,555	(1)	Biogen, Inc.	5,183,702	1.6
40,320		Bristol-Myers Squibb Co.	2,569,997	0.8
57,834		Cardinal Health, Inc.	3,870,251	1.2
38,079	(1)	Celgene Corp.	5,552,680	1.7
28,063		Cigna Corp.	5,246,097	1.6
64,434		Johnson & Johnson	8,377,064	2.6
49,468		Medtronic PLC	3,847,126	1.2
173,610		Pfizer, Inc.	6,197,877	1.9
6,116	(1)	Vertex Pharmaceuticals, Inc.	929,877	0.3
15,065		Zimmer Biomet Holdings, Inc.	1,763,961	0.5
			55,243,606	17.0

		Industrials: 7.7%
39,307		Eaton Corp. PLC	3,018,384	0.9
36,949		FedEx Corp.	8,334,955	2.6
94,470		General Electric Co.	2,284,285	0.7
54,157		Honeywell International, Inc.	7,676,213	2.3
62,233		Johnson Controls International plc	2,507,368	0.8
32,625		Nielsen Holdings PLC	1,352,306	0.4
			25,173,511	7.7

		Information Technology: 23.5%
63,870		Activision Blizzard, Inc.	4,120,254	1.3
4,653	(1)	Alphabet, Inc. - Class A	4,530,719	1.4
9,324	(1)	Alphabet, Inc. - Class C	8,942,742	2.7
75,081		Apple, Inc.	11,571,484	3.5
25,146		Broadcom Ltd.	6,098,911	1.9
148,895		Cisco Systems, Inc.	5,007,339	1.5
5,674	(1)	Electronic Arts, Inc.	669,872	0.2
58,405	(1)	Facebook, Inc.	9,979,662	3.1
40,895		Fidelity National Information Services, Inc.	3,819,184	1.2
5,983	(1)	FleetCor Technologies, Inc.	925,989	0.3
16,970	(1)	MACOM Technology Solutions Holdings, Inc.	757,032	0.2
46,271		Mastercard, Inc. - Class A	6,533,465	2.0
132,250		Microsoft Corp.	9,851,302	3.0
10,390	(1)	Palo Alto Networks, Inc.	1,497,199	0.5
35,015		Total System Services, Inc.	2,293,483	0.7
			76,598,637	23.5

		Materials: 1.9%
23,695		Ball Corp.	978,603	0.3
37,830		Sealed Air Corp.	1,616,098	0.5
9,613		Sherwin-Williams Co.	3,441,839	1.1
			6,036,540	1.9

		Real Estate: 1.1%
26,365		American Tower Corp.	3,603,568	1.1

		Telecommunication Services: 2.9%
157,090		AT&T, Inc.	6,153,215	1.9

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
67,652	Verizon Communications, Inc.	$3,348,098	1.0
		9,501,313	2.9

	Utilities: 1.3%
13,426	Edison International	1,036,084	0.3
64,175	Southern Co.	3,153,560	1.0
		4,189,644	1.3

	Total Common Stock (Cost $253,968,552)	316,299,690	97.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	(2) SINO Forest Corp. Escrow, 08/01/49	–	–

	Total Corporate Bonds/Notes (Cost $–)	–	–

	Total Long-Term Investments (Cost $253,968,552)	316,299,690	97.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Mutual Funds: 3.2%
10,485,672	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $10,485,672)	10,485,672	3.2

	Total Short-Term Investments (Cost $10,485,672)	10,485,672	3.2

	Total Investments in Securities (Cost $264,454,224)	$326,785,362	100.3
	Liabilities in Excess of Other Assets	(997,977)	(0.3)
	Net Assets	$325,787,385	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Rate shown is the 7-day yield as of September 30, 2017.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$316,299,690	$–	$–	$316,299,690
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	10,485,672	–	–	10,485,672
Total Investments, at fair value	$326,785,362	$–	$–	$326,785,362

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $265,431,188.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$65,382,788
Gross Unrealized Depreciation	(4,028,614)

Net Unrealized Appreciation	$61,354,174

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 8.4%
55,500		Aarons, Inc.	$2,421,465	1.1
52,000		Adtalem Global Education, Inc.	1,864,200	0.9
101,000		American Eagle Outfitters, Inc.	1,444,300	0.7
12,400		Capella Education Co.	869,860	0.4
21,300		Childrens Place Retail Stores, Inc.	2,516,595	1.2
16,300	(1)	Cooper-Standard Holdings, Inc.	1,890,311	0.9
18,422		Nexstar Media Group, Inc.	1,147,691	0.5
29,800	(1)	Red Robin Gourmet Burgers, Inc.	1,996,600	0.9
68,400		Tower International, Inc.	1,860,480	0.8
93,500	(1)	William Lyon Homes	2,149,565	1.0
			18,161,067	8.4

		Consumer Staples: 1.0%
82,000	(1)	Hostess Brands, Inc.	1,120,120	0.5
26,000	(1)	United Natural Foods, Inc.	1,081,340	0.5
			2,201,460	1.0

		Energy: 6.2%
125,000		Aegean Marine Petroleum Network, Inc.	618,750	0.3
25,000		Arch Coal, Inc.	1,793,500	0.8
52,000	(1)	C&J Energy Services, Inc.	1,558,440	0.7
138,000	(1)	Callon Petroleum Co.	1,551,120	0.7
79,000	(1)	Extraction Oil & Gas, Inc.	1,215,810	0.6
104,000	(1)	Keane Group, Inc.	1,734,720	0.8
109,000		Patterson-UTI Energy, Inc.	2,282,460	1.1
40,500		PBF Energy, Inc.	1,118,205	0.5
165,000	(1)	SRC Energy, Inc.	1,595,550	0.7
			13,468,555	6.2

		Financials: 31.6%
77,000		American Equity Investment Life Holding Co.	2,239,160	1.0
58,500		Ameris Bancorp.	2,808,000	1.3
26,000		Amerisafe, Inc.	1,513,200	0.7
37,500		Argo Group International Holdings Ltd.	2,306,250	1.1
33,000		Blackstone Mortgage Trust, Inc.	1,023,660	0.5
66,000	(1)	BofI Holding, Inc.	1,879,020	0.9
55,000		Cathay General Bancorp.	2,211,000	1.0
68,000		CNO Financial Group, Inc.	1,587,120	0.7
51,000		Community Bank System, Inc.	2,817,750	1.3
61,000	(1)	Customers Bancorp, Inc.	1,989,820	0.9
48,000	(1)	Encore Capital Group, Inc.	2,126,400	1.0
14,000		Evercore, Inc.	1,123,500	0.5
60,500		Hancock Holding Co.	2,931,225	1.4
78,000		Hope Bancorp, Inc.	1,381,380	0.6
51,000		Houlihan Lokey, Inc.	1,995,630	0.9
41,000		Independent Bank Corp.	3,060,650	1.4
64,000		Invesco Mortgage Capital, Inc.	1,096,320	0.5
43,000		MB Financial, Inc.	1,935,860	0.9
128,000	(1)	MBIA, Inc.	1,113,600	0.5
240,000	(1)	MGIC Investment Corp.	3,007,200	1.4
43,921		Moelis & Co.	1,890,799	0.9
29,000		Prosperity Bancshares, Inc.	1,906,170	0.9
66,700		Renasant Corp.	2,861,430	1.3
68,000		Sandy Spring Bancorp, Inc.	2,817,920	1.3
210,000	(1)	SLM Corp.	2,408,700	1.1
134,000		Sterling Bancorp/DE	3,303,100	1.5
19,000		Stifel Financial Corp.	1,015,740	0.5
33,200		UMB Financial Corp.	2,473,068	1.1
79,000		Union Bankshares Corp.	2,788,700	1.3
36,000	(1)	Western Alliance Bancorp.	1,910,880	0.9
31,500		Wintrust Financial Corp.	2,466,765	1.1
51,000		WSFS Financial Corp.	2,486,250	1.2
			68,476,267	31.6

		Health Care: 6.4%
37,997	(1)	Almost Family, Inc.	2,040,439	0.9
10,500	(1)	Bluebird Bio, Inc.	1,442,175	0.7
114,000	(1)	Horizon Pharma PLC	1,445,520	0.7
83,000	(1)	Impax Laboratories, Inc.	1,684,900	0.8
39,000	(1)	LHC Group, Inc.	2,765,880	1.3
52,000	(1)	Merit Medical Systems, Inc.	2,202,200	1.0
20,000	(1)	Molina Healthcare, Inc.	1,375,200	0.6
38,000	(1)	Wright Medical Group NV	983,060	0.4
			13,939,374	6.4

		Industrials: 14.1%
40,000		ABM Industries, Inc.	1,668,400	0.8
44,500		Barnes Group, Inc.	3,134,580	1.5
42,000	(1)	Covenant Transportation Group, Inc.	1,217,160	0.6
11,000		Curtiss-Wright Corp.	1,149,940	0.5
33,000		Deluxe Corp.	2,407,680	1.1
26,000		EMCOR Group, Inc.	1,803,880	0.8
43,500		Granite Construction, Inc.	2,520,825	1.2
86,000	(1)	Hertz Global Holdings, Inc.	1,922,960	0.9
61,500		Kennametal, Inc.	2,480,910	1.1
54,000	(1)	Mastec, Inc.	2,505,600	1.2
65,300	(1)	Navistar International Corp.	2,877,771	1.3
16,500		Oshkosh Corp.	1,361,910	0.6
31,000		REV Group, Inc.	891,560	0.4

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
59,000		Skywest, Inc.	$2,590,100	1.2
58,000		Triton International Ltd./Bermuda	1,930,240	0.9
			30,463,516	14.1

		Information Technology: 9.1%
37,000		Brooks Automation, Inc.	1,123,320	0.5
47,000		Cohu, Inc.	1,120,480	0.5
63,000		Cypress Semiconductor Corp.	946,260	0.4
17,400		Ebix, Inc.	1,135,350	0.5
39,500	(1)	Electronics for Imaging, Inc.	1,685,860	0.8
39,000	(1)	Entegris, Inc.	1,125,150	0.5
35,500	(1)	Ichor Holdings Ltd.	951,400	0.4
39,000	(1)	II-VI, Inc.	1,604,850	0.7
60,000	(1)	Kulicke & Soffa Industries, Inc.	1,294,200	0.6
150,000	(1)	Oclaro, Inc.	1,294,500	0.6
17,000	(1)	Rogers Corp.	2,265,760	1.1
24,500		Science Applications International Corp.	1,637,825	0.8
14,500		SYNNEX Corp.	1,834,395	0.9
105,000	(1)	TTM Technologies, Inc.	1,613,850	0.8
			19,633,200	9.1

		Materials: 8.8%
260,000	(1)	AK Steel Holding Corp.	1,453,400	0.7
61,000		Allegheny Technologies, Inc.	1,457,900	0.7
56,000		Carpenter Technology Corp.	2,689,680	1.2
83,000	(1)	Cleveland-Cliffs, Inc.	593,450	0.3
33,000	(1)	Cliffs Natural Resources, Inc.	235,950	0.1
86,000		KapStone Paper and Packaging Corp.	1,848,140	0.9
33,500		Materion Corp.	1,445,525	0.7
25,500		Neenah Paper, Inc.	2,181,525	1.0
69,000		Olin Corp.	2,363,250	1.1
81,659		Orion Engineered Carbons SA	1,833,245	0.8
106,214	(1)	Platform Specialty Products Corp.	1,184,286	0.5
23,500	(1)	US Concrete, Inc.	1,793,050	0.8
			19,079,401	8.8

		Real Estate: 8.0%
54,000		American Assets Trust, Inc.	2,147,580	1.0
70,500		Brandywine Realty Trust	1,233,045	0.6
55,000		Chesapeake Lodging Trust	1,483,350	0.7
97,000		First Industrial Realty Trust, Inc.	2,918,730	1.3
12,500		Highwoods Properties, Inc.	651,125	0.3
53,000		Hudson Pacific Properties, Inc.	1,777,090	0.8
61,500		LaSalle Hotel Properties	1,784,730	0.8
63,000		Mack-Cali Realty Corp.	1,493,730	0.7
16,000		PS Business Parks, Inc.	2,136,000	1.0
110,500		Sunstone Hotel Investors, Inc.	1,775,735	0.8
			17,401,115	8.0

		Utilities: 5.8%
30,500		Black Hills Corp.	2,100,535	1.0
66,000		New Jersey Resources Corp.	2,781,900	1.3
27,500		ONE Gas, Inc.	2,025,100	0.9
41,000		PNM Resources, Inc.	1,652,300	0.8
71,000		South Jersey Industries, Inc.	2,451,630	1.1
20,500		Southwest Gas Holdings, Inc.	1,591,210	0.7
			12,602,675	5.8

	Total Common Stock (Cost $164,501,868)		215,426,630	99.4

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
2,186,935	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
		(Cost $2,186,935)	2,186,935	1.0

	Total Short-Term Investments (Cost $2,186,935)		2,186,935	1.0

	Total Investments in Securities (Cost $166,688,803)		$217,613,565	100.4
	Liabilities in Excess of Other Assets		(821,049)	(0.4)
	Net Assets		$216,792,516	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2017.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$215,426,630	$—	$—	$215,426,630
Short-Term Investments	2,186,935	—	—	2,186,935
Total Investments, at fair value	$217,613,565	$—	$—	$217,613,565

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $166,691,746.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$53,909,878
Gross Unrealized Depreciation	(2,988,059)

Net Unrealized Appreciation	$50,921,819

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 7.2%
39,116		Advance Auto Parts, Inc.	$3,880,307	0.8
123,867		Carnival Corp.	7,998,092	1.6
44,383		CBS Corp. - Class B	2,574,214	0.5
6,578	(1)	Charter Communications, Inc.	2,390,577	0.5
81,773		Comcast Corp. – Class A	3,146,625	0.7
256,624		General Motors Co.	10,362,477	2.1
183,810		Twenty-First Century Fox, Inc. - Class B	4,740,460	1.0
			35,092,752	7.2

		Consumer Staples: 4.0%
49,635		CVS Health Corp.	4,036,318	0.8
73,201		Danone	5,749,455	1.1
16,227		Reckitt Benckiser Group PLC	1,482,627	0.3
57,347		Unilever NV ADR	3,385,767	0.7
66,768		Wal-Mart Stores, Inc.	5,217,252	1.1
			19,871,419	4.0

		Energy: 15.4%
228,706		BP PLC ADR	8,789,172	1.8
152,687		Canadian Natural Resources Ltd.	5,113,837	1.1
76,166		Chevron Corp.	8,949,505	1.8
185,969		Devon Energy Corp.	6,826,922	1.4
99,909		Halliburton Co.	4,598,811	0.9
118,637		Hess Corp.	5,562,889	1.1
451,217		Marathon Oil Corp.	6,118,503	1.3
62,397		Occidental Petroleum Corp.	4,006,511	0.8
235,118	(1)	QEP Resources, Inc.	2,014,961	0.4
174,048		Royal Dutch Shell PLC - Class A ADR	10,543,828	2.2
362,312		Suncor Energy, Inc.	12,691,789	2.6
			75,216,728	15.4

		Financials: 34.7%
32,861		Aflac, Inc.	2,674,557	0.6
111,914		American International Group, Inc.	6,870,400	1.4
59,316		Allstate Corp.	5,451,734	1.1
324,185		Ally Financial, Inc.	7,864,728	1.6
870,544		Bank of America Corp.	22,059,585	4.5
137,148		Bank of New York Mellon Corp.	7,271,587	1.5
15,573	(1)	Brighthouse Financial, Inc.	946,838	0.2
411,078		Citigroup, Inc.	29,901,814	6.1
152,034		Citizens Financial Group, Inc.	5,757,528	1.2
327,362		Fifth Third Bancorp	9,159,589	1.9
23,169		Goldman Sachs Group, Inc.	5,495,455	1.1
177,416		JPMorgan Chase & Co.	16,945,002	3.5
105,843		Keycorp	1,991,965	0.4
171,311		Metlife, Inc.	8,899,606	1.8
217,958		Morgan Stanley	10,499,037	2.1
76,727		PNC Financial Services Group, Inc.	10,340,498	2.1
68,696		State Street Corp.	6,563,216	1.3
36,453		US Bancorp	1,953,516	0.4
171,697		Wells Fargo & Co.	9,469,090	1.9
			170,115,745	34.7

		Health Care: 13.1%
63,922		AbbVie, Inc.	5,680,109	1.1
34,634		Anthem, Inc.	6,576,304	1.3
15,356	(1)	Biogen, Inc.	4,808,271	1.0
59,019		Cardinal Health, Inc.	3,949,551	0.8
48,690		Gilead Sciences, Inc.	3,944,864	0.8
22,469		McKesson Corp.	3,451,463	0.7
44,858		Medtronic PLC	3,488,607	0.7
89,833		Merck & Co., Inc.	5,752,007	1.2
125,625	(1)	Mylan NV	3,940,856	0.8
53,419		Novartis AG	4,582,012	1.0
270,015		Pfizer, Inc.	9,639,535	2.0
163,734		Sanofi ADR	8,152,316	1.7
			63,965,895	13.1

		Industrials: 8.9%
151,461		Arconic, Inc.	3,768,350	0.8
57,185		Caterpillar, Inc.	7,131,541	1.4
102,346		Eaton Corp. PLC	7,859,149	1.6
54,353		Emerson Electric Co.	3,415,542	0.7
182,998		General Electric Co.	4,424,892	0.9
32,709		Ingersoll-Rand PLC - Class A	2,916,662	0.6
178,735		Johnson Controls International plc	7,201,233	1.5
132,107		Textron, Inc.	7,117,925	1.4
			43,835,294	8.9

		Information Technology: 10.9%
398,583		Cisco Systems, Inc.	13,404,346	2.7
47,471		Cognizant Technology Solutions Corp.	3,443,546	0.7
204,552	(1)	eBay, Inc.	7,867,070	1.6
183,756		Intel Corp.	6,997,429	1.4
105,552		Microsoft Corp.	7,862,568	1.6
87,718		NetApp, Inc.	3,838,540	0.8
61,502	(1)	PayPal Holdings, Inc.	3,937,973	0.8
117,178		Qualcomm, Inc.	6,074,508	1.3
			53,425,980	10.9

		Materials: 2.2%
47,241		Alcoa Corp.	2,202,375	0.5
108,928		CF Industries Holdings, Inc.	3,829,909	0.8
80,033		International Paper Co.	4,547,475	0.9
			10,579,759	2.2

		Telecommunication Services: 0.7%
1,236,010		Vodafone Group PLC	3,461,056	0.7

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 0.6%
94,564	FirstEnergy Corp.	$2,915,408	0.6

	Total Common Stock
	(Cost $376,210,796)	478,480,036	97.7

CLOSED-END FUNDS: 0.5%
	Information Technology: 0.5%
34,021	(1) Altaba, Inc.	2,253,551	0.5

	Total Closed-End Funds
	(Cost $1,014,467)	2,253,551	0.5

	Total Long-Term Investments
	(Cost $377,225,263)	480,733,587	98.2

SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
9,339,541	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $9,339,541)	9,339,541	1.9

	Total Short-Term Investments
	(Cost $9,339,541)	9,339,541	1.9

	Total Investments in Securities (Cost $386,564,804)	$490,073,128	100.1
	Liabilities in Excess of Other Assets	(382,110)	(0.1)
	Net Assets	$489,691,018	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$35,092,752	$–	$–	$35,092,752
Consumer Staples	12,639,337	7,232,082	–	19,871,419
Energy	75,216,728	–	–	75,216,728
Financials	170,115,745	–	–	170,115,745
Health Care	59,383,883	4,582,012	–	63,965,895
Industrials	43,835,294	–	–	43,835,294
Information Technology	53,425,980	–	–	53,425,980
Materials	10,579,759	–	–	10,579,759
Telecommunication Services	–	3,461,056	–	3,461,056
Utilities	2,915,408	–	–	2,915,408
Total Common Stock	463,204,886	15,275,150	–	478,480,036
Closed-End Funds	2,253,551	–	–	2,253,551

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Short-Term Investments	$9,339,541	$–	$–	$9,339,541
Total Investments, at fair value	$474,797,978	$15,275,150	$–	$490,073,128
Other Financial Instruments+
Forward Foreign Currency Contracts	–	412,874	–	412,874
Total Assets	$474,797,978	$15,688,024	$–	$490,486,002
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(288,980)	$–	$(288,980)
Total Liabilities	$–	$(288,980)	$–	$(288,980)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 620,730	GBP 461,489	Barclays Bank PLC	10/06/17	$2,274
CAD 27,376	USD 22,598	Barclays Bank PLC	10/06/17	(657)
CHF 21,579	USD 22,661	Barclays Bank PLC	10/06/17	(372)
EUR 24,794	USD 29,703	Barclays Bank PLC	10/06/17	(394)
GBP 13,176	USD 17,374	Barclays Bank PLC	10/06/17	284
CAD 28,080	USD 23,124	Barclays Bank PLC	10/06/17	(619)
CHF 21,879	USD 23,189	Barclays Bank PLC	10/06/17	(591)
EUR 24,913	USD 30,017	Barclays Bank PLC	10/06/17	(567)
GBP 13,340	USD 17,631	Barclays Bank PLC	10/06/17	246
USD 3,447,204	CAD 4,256,810	Barclays Bank PLC	10/06/17	35,547
USD 5,783,396	EUR 4,848,092	Barclays Bank PLC	10/06/17	52,518
USD 961,929	CHF 919,405	Barclays Bank PLC	10/06/17	12,282
USD 2,478,490	GBP 1,902,785	Barclays Bank PLC	10/06/17	(71,494)
USD 225,626	GBP 167,792	CIBC World Markets Corp.	10/06/17	763
USD 5,783,096	EUR 4,848,093	CIBC World Markets Corp.	10/06/17	52,217
USD 961,952	CHF 919,405	CIBC World Markets Corp.	10/06/17	12,305
USD 2,478,797	GBP 1,902,785	CIBC World Markets Corp.	10/06/17	(71,188)
USD 3,445,837	CAD 4,256,883	CIBC World Markets Corp.	10/06/17	34,121
USD 323,029	GBP 240,872	Goldman Sachs International	10/06/17	228
USD 325,444	CAD 396,630	Goldman Sachs International	10/06/17	7,561
USD 3,447,787	CAD 4,256,810	Goldman Sachs International	10/06/17	36,130
USD 2,478,462	GBP 1,902,792	Goldman Sachs International	10/06/17	(71,530)
USD 961,835	CHF 919,414	Goldman Sachs International	10/06/17	12,180
USD 5,782,622	EUR 4,847,858	Goldman Sachs International	10/06/17	52,021
USD 95,216	GBP 70,773	RBC Capital Markets Corp.	10/06/17	370
USD 5,783,581	EUR 4,848,093	RBC Capital Markets Corp.	10/06/17	52,702
USD 2,478,416	GBP 1,902,785	RBC Capital Markets Corp.	10/06/17	(71,568)
USD 3,448,275	CAD 4,256,810	RBC Capital Markets Corp.	10/06/17	36,618
USD 962,154	CHF 919,405	RBC Capital Markets Corp.	10/06/17	12,507
				$123,894

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$412,874
Total Asset Derivatives		$412,874

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$288,980
Total Liability Derivatives		$288,980

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Barclays Bank PLC	CIBC World Markets Corp.	Goldman Sachs International	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$103,151	$99,406	$108,120	$102,197	$412,874
Total Assets	$103,151	$99,406	$108,120	$102,197	$412,874

Liabilities:
Forward foreign currency contracts	$74,694	$71,188	$71,530	$71,568	$288,980
Total Liabilities	$74,694	$71,188	$71,530	$71,568	$288,980

Net OTC derivative instruments by counterparty, at fair value	$28,457	$28,218	$36,590	$30,629	$123,894

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$28,457	$28,218	$36,590	$30,629	$123,894

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $392,459,859.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$119,161,391
Gross Unrealized Depreciation	(21,190,739)

Net Unrealized Appreciation	$97,970,652

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.0%
		Consumer Discretionary: 5.3%
314,617		Carnival Corp.	$20,314,820	1.2
51,446		CBS Corp. - Class B	2,983,868	0.2
29,871	(1)	Charter Communications, Inc.	10,855,719	0.6
374,111		Comcast Corp. – Class A	14,395,791	0.8
489,089		General Motors Co.	19,749,414	1.2
2,768,068		Kingfisher PLC	11,082,450	0.6
243,373	(1)	Michael Kors Holdings Ltd.	11,645,398	0.7
			91,027,460	5.3

		Consumer Staples: 3.7%
170,505		CVS Health Corp.	13,865,466	0.8
334,183		Mondelez International, Inc.	13,587,881	0.8
129,876		Philip Morris International, Inc.	14,417,535	0.9
265,567		Walgreens Boots Alliance, Inc.	20,507,084	1.2
			62,377,966	3.7

		Energy: 9.7%
230,418		Anadarko Petroleum Corp.	11,255,919	0.7
553,754		Apache Corp.	25,361,933	1.5
313,035		Baker Hughes a GE Co.	11,463,342	0.7
535,457		Canadian Natural Resources Ltd.	17,933,679	1.0
519,927		Devon Energy Corp.	19,086,520	1.1
355,795		Occidental Petroleum Corp.	22,845,597	1.3
844,175		Royal Dutch Shell PLC - Class A	25,512,487	1.5
651,736	(1)	TechnipFMC PLC	18,196,469	1.1
246,468		Total S.A.	13,233,889	0.8
			164,889,835	9.7

		Financials: 23.0%
197,831		American International Group, Inc.	12,144,845	0.7
107,644		Aon PLC	15,726,788	0.9
1,883,533		Bank of America Corp.	47,728,726	2.8
103,840		BB&T Corp.	4,874,250	0.3
300,466		Charles Schwab Corp.	13,142,383	0.8
870,708		Citigroup, Inc.	63,335,300	3.7
711,888		Citizens Financial Group, Inc.	26,959,199	1.6
163,758		Comerica, Inc.	12,488,185	0.7
680,948		Fifth Third Bancorp	19,052,925	1.1
476,130		First Horizon National Corp.	9,117,890	0.5
58,724		Goldman Sachs Group, Inc.	13,928,746	0.8
441,338		JPMorgan Chase & Co.	42,152,192	2.5
371,198		Keycorp	6,985,946	0.4
99,953		Marsh & McLennan Cos., Inc.	8,377,061	0.5
699,053		Morgan Stanley	33,673,383	2.0
129,887		Northern Trust Corp.	11,940,512	0.7
154,072		PNC Financial Services Group, Inc.	20,764,283	1.2
202,076		State Street Corp.	19,306,341	1.1
71,738		Willis Towers Watson PLC	11,064,152	0.7
			392,763,107	23.0

		Health Care: 7.9%
47,179		Amgen, Inc.	8,796,524	0.5
53,607		Anthem, Inc.	10,178,897	0.6
167,216		Baxter International, Inc.	10,492,804	0.6
153,416		Bristol-Myers Squibb Co.	9,778,736	0.6
164,758		Cardinal Health, Inc.	11,025,605	0.6
47,852		McKesson Corp.	7,350,546	0.4
168,674		Medtronic PLC	13,117,777	0.8
255,925		Merck & Co., Inc.	16,386,878	1.0
170,273		Novartis AG	14,605,158	0.9
572,497		Pfizer, Inc.	20,438,143	1.2
127,558		Sanofi	12,697,904	0.7
			134,868,972	7.9

		Industrials: 4.0%
241,682		CSX Corp.	13,113,665	0.8
89,310		General Dynamics Corp.	18,360,350	1.1
236,658		General Electric Co.	5,722,391	0.3
155,593		Ingersoll-Rand PLC - Class A	13,874,228	0.8
416,391		Johnson Controls International plc	16,776,393	1.0
			67,847,027	4.0

		Information Technology: 7.1%
545,689		Cisco Systems, Inc.	18,351,521	1.1
206,827		Cognizant Technology Solutions Corp.	15,003,231	0.9
418,719	(1)	eBay, Inc.	16,103,933	0.9
331,160		Intel Corp.	12,610,573	0.7
496,604		Juniper Networks, Inc.	13,820,489	0.8
512,652		Oracle Corp.	24,786,724	1.5
121,276	(1)	PayPal Holdings, Inc.	7,765,302	0.5
246,807		Qualcomm, Inc.	12,794,475	0.7
			121,236,248	7.1

		Materials: 1.4%
80,172	(2)	Agrium, Inc.	8,595,240	0.5
412,602		BHP Billiton Ltd.	8,367,483	0.5
358,145		Mosaic Co.	7,732,350	0.4
			24,695,073	1.4

		Telecommunication Services: 1.1%
171,765		Orange SA	2,812,454	0.1
160,479		Verizon Communications, Inc.	7,942,106	0.5
303,678		Vodafone Group PLC ADR	8,642,676	0.5
			19,397,236	1.1

		Utilities: 0.8%
166,610		FirstEnergy Corp.	5,136,586	0.3

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
131,558		PG&E Corp.	$8,957,784	0.5
			14,094,370	0.8

	Total Common Stock
	(Cost $902,701,576)		1,093,197,294	64.0

PREFERRED STOCK: 0.3%
		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	4,672,594	0.3
4,000	(1),(3)	Wells Fargo & Co.	109,120	0.0

	Total Preferred Stock
	(Cost $4,848,886)		4,781,714	0.3

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.5%
		Basic Materials: 0.2%
770,000	(4)	Basell Finance Co. BV, 8.100%, 03/15/27	1,023,913	0.1
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,336,400	0.1
195,000		International Paper Co., 6.000%, 11/15/41	239,780	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	315,761	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	199,642	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/47	221,608	0.0
			3,337,104	0.2

		Communications: 1.2%
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	468,268	0.0
466,000		AT&T, Inc., 3.400%, 05/15/25	459,306	0.0
837,000		AT&T, Inc., 3.000%, 06/30/22	846,015	0.1
505,000		AT&T, Inc., 3.800%, 03/15/22	526,435	0.0
747,000		AT&T, Inc., 4.500%, 05/15/35	739,400	0.1
1,300,000		AT&T, Inc., 4.800%, 06/15/44	1,268,760	0.1
2,273,000		AT&T, Inc., 4.900%, 08/14/37	2,306,969	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/42	3,000,455	0.2
101,000		AT&T, Inc., 5.350%, 09/01/40	106,445	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	310,480	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	1,728,510	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	180,744	0.0
2,700,000	(4)	Crown Castle Towers LLC, 4.883%, 08/15/40	2,861,940	0.2
435,000	(4)	Crown Castle Towers LLC, 6.113%, 01/15/40	465,051	0.0
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	135,141	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	272,544	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	433,277	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/47	949,628	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/36	491,309	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/46	124,060	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	539,611	0.0
1,058,000		Verizon Communications, Inc., 4.522%, 09/15/48	1,027,398	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/39	862,382	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	470,835	0.0
			20,574,963	1.2

		Consumer, Cyclical: 1.0%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	2,779,207	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	417,403	0.0
137,000	(4)	Alimentation Couche-Tard, Inc., 4.500%, 07/26/47	142,720	0.0
647,662		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	670,330	0.0
180,169		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	191,793	0.0
321,250		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/25	338,919	0.0
620,000		CVS Health Corp., 3.375%, 08/12/24	634,236	0.0
567,179		CVS Pass-Through Trust, 6.036%, 12/10/28	641,748	0.0
101,910		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	105,222	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	608,627	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	365,098	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/24	580,872	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	$1,086,201	0.1
563,000		General Motors Co., 6.600%, 04/01/36	669,542	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	775,017	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/21	896,751	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	699,777	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,441,513	0.1
783,488		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	813,696	0.1
929,962	(4)	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25	975,251	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,033,475	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	770,172	0.1
			16,637,570	1.0

		Consumer, Non-cyclical: 1.5%
1,137,000		AbbVie, Inc., 4.500%, 05/14/35	1,226,691	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/44	1,082,037	0.1
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	967,976	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	903,811	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	1,637,785	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,880,776	0.1
981,000	(4)	Bayer US Finance LLC, 3.000%, 10/08/21	999,941	0.1
442,000		Becton Dickinson & Co., 2.675%, 12/15/19	447,485	0.0
435,000		Becton Dickinson & Co., 4.875%, 05/15/44	456,254	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,561,798	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	348,123	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	309,385	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	498,347	0.0
965,000	(4)	ERAC USA Finance LLC, 2.350%, 10/15/19	969,271	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/19	421,799	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,409,424	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/21	817,105	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	109,888	0.0
1,232,000	(4)	Heineken NV, 3.500%, 01/29/28	1,259,455	0.1
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	986,360	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	437,126	0.0
730,000		McKesson Corp., 2.284%, 03/15/19	734,422	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	99,391	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/22	1,795,053	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/35	634,952	0.0
502,000	(2)	Molson Coors Brewing Co., 1.450%, 07/15/19	496,703	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/46	512,866	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	681,425	0.0
574,000		Mylan NV, 3.150%, 06/15/21	584,421	0.0
785,000		Mylan NV, 5.250%, 06/15/46	854,294	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	289,183	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	918,111	0.1
79,000		Zoetis, Inc., 4.700%, 02/01/43	87,711	0.0
			26,419,369	1.5

		Energy: 1.1%
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/46	757,510	0.1
873,000	(4)	Cenovus Energy, Inc., 5.250%, 06/15/37	868,576	0.1
559,000		Concho Resources, Inc., 3.750%, 10/01/27	562,071	0.0
618,000		Concho Resources, Inc., 4.875%, 10/01/47	645,649	0.0
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,452,726	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,581,810	0.1
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/19	458,779	0.0
545,000		Enbridge, Inc., 5.500%, 12/01/46	628,095	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/35	567,806	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	$620,897	0.0
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/20	187,194	0.0
300,000		Enterprise Products Operating LLC, 6.500%, 01/31/19	317,534	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/22	261,214	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	732,556	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/23	2,491,748	0.2
960,000		MPLX L.P., 5.500%, 02/15/23	990,240	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/43	600,013	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/26	518,088	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	296,778	0.0
1,244,000		Shell International Finance BV, 4.000%, 05/10/46	1,260,595	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	867,175	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/24	561,314	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/44	832,294	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/20	588,359	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/32	273,080	0.0
			18,922,101	1.1

		Financial: 3.9%
530,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/22	552,054	0.0
395,000		American International Group, Inc., 2.300%, 07/16/19	397,089	0.0
851,000		Air Lease Corp., 3.000%, 09/15/23	849,776	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,974,005	0.1
410,000		Allstate Corp., 3.280%, 12/15/26	418,061	0.0
543,000		American Express Co., 3.625%, 12/05/24	561,212	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/47	637,149	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,347,222	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,107,677	0.1
455,000	(4)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/22	459,685	0.0
440,000	(4)	Apollo Management Holdings L.P., 4.000%, 05/30/24	449,871	0.0
927,000	(4)	Athene Global Funding, 2.875%, 10/23/18	935,908	0.1
1,555,000	(4)	Athene Global Funding, 4.000%, 01/25/22	1,619,437	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/21	944,936	0.1
720,000		Bank of America Corp., 3.248%, 10/21/27	706,151	0.1
850,000		Bank of America Corp., 3.500%, 04/19/26	865,588	0.1
725,000	(4)	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	764,875	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	787,311	0.1
485,000	(4)	Carlyle Holdings Finance LLC, 3.875%, 02/01/23	502,074	0.0
630,000		Citigroup, Inc., 3.668%, 07/24/28	635,459	0.0
520,000		Citigroup, Inc., 4.750%, 05/18/46	567,264	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	2,000,310	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	305,163	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	760,972	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/21	591,624	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	355,145	0.0
1,335,000	(4)	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,341,942	0.1
472,000	(4)	Credit Suisse AG, 6.500%, 08/08/23	534,573	0.0
60,000		Crown Castle International Corp., 4.750%, 05/15/47	61,507	0.0
2,755,000		EPR Properties, 4.750%, 12/15/26	2,852,846	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	856,030	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	390,191	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
835,000		Government Properties Income Trust, 4.000%, 07/15/22	$842,777	0.1
840,000		HCP, Inc., 3.875%, 08/15/24	866,432	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	335,317	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/23	371,402	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/22	257,743	0.0
670,000	(4)	Jackson National Life Global Funding, 2.100%, 10/25/21	659,418	0.0
620,000	(4)	Jackson National Life Global Funding, 3.250%, 01/30/24	629,293	0.0
550,000		JPMorgan Chase & Co., 3.200%, 06/15/26	546,358	0.0
515,000		JPMorgan Chase & Co., 4.250%, 10/01/27	545,276	0.0
675,000		JPMorgan Chase & Co., 4.260%, 02/22/48	709,699	0.1
665,000		JPMorgan Chase & Co., 5.000%, 01/01/66	677,136	0.0
443,000	(4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	480,723	0.0
2,335,000	(4)	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,548,779	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/26	565,551	0.0
285,000		Markel Corp., 5.000%, 03/30/43	310,014	0.0
1,300,000	(4)	MassMutual Global Funding II, 2.000%, 04/15/21	1,287,211	0.1
670,000	(4)	Metropolitan Life Global Funding I, 2.050%, 06/12/20	669,484	0.0
2,360,000	(4)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,507,984	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/19	2,994,934	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/25	1,097,144	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/21	1,207,238	0.1
1,350,000	(4)	National Australia Bank Ltd., 3.500%, 01/10/27	1,385,846	0.1
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/19	1,368,888	0.1
1,515,000	(4)	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,715,840	0.1
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	320,330	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	569,810	0.0
690,000	(4)	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	700,895	0.0
1,360,000	(4)	Societe Generale SA, 2.625%, 09/16/20	1,372,678	0.1
805,000	(4)	Societe Generale SA, 5.000%, 01/17/24	864,275	0.1
985,000	(4)	Standard Chartered PLC, 3.050%, 01/15/21	1,001,379	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/20	1,114,072	0.1
590,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	583,971	0.0
616,000	(4)	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47	637,851	0.0
445,000		Travelers Cos, Inc., 4.600%, 08/01/43	497,465	0.0
585,000	(4)	UBS Group Funding Switzerland AG, 4.125%, 04/15/26	614,833	0.0
410,000		US Bancorp, 3.100%, 04/27/26	408,377	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	171,943	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/35	1,115,461	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	488,876	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	2,143,718	0.1
965,000		Wells Fargo & Co., 3.550%, 09/29/25	991,298	0.1
315,000		Willis North America, Inc., 3.600%, 05/15/24	322,574	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/22	378,029	0.0
			66,011,429	3.9

		Industrial: 0.8%
1,757,000	(4)	Aviation Capital Group Corp., 2.875%, 01/20/22	1,758,586	0.1
1,095,000	(4)	Aviation Capital Group Corp., 4.875%, 10/01/25	1,192,014	0.1
970,000		Avnet, Inc., 4.625%, 04/15/26	1,009,022	0.1
435,000	(4)	BAE Systems Holdings, Inc., 2.850%, 12/15/20	440,599	0.0
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	270,539	0.0
330,000		CSX Corp., 5.500%, 04/15/41	393,803	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,026,778	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	332,087	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	685,131	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
703,000		Packaging Corp. of America, 4.500%, 11/01/23	$762,055	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	285,806	0.0
410,000	(4)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/21	406,479	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	165,677	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	772,636	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/44	429,280	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/46	312,854	0.0
541,000		United Technologies Corp., 4.050%, 05/04/47	547,361	0.0
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	553,795	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	2,156,026	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	780,052	0.1
			14,280,580	0.8

		Technology: 0.6%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,144,482	0.1
435,000		Apple, Inc., 3.350%, 02/09/27	448,200	0.0
1,840,000	(4)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	1,892,256	0.1
910,000	(4)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	999,258	0.1
35,000	(4)	Dell International LLC / EMC Corp., 8.350%, 07/15/46	44,852	0.0
340,000		DXC Technology Co., 4.450%, 09/18/22	360,768	0.0
649,000		Microsoft Corp., 3.500%, 02/12/35	661,560	0.1
1,810,000		Oracle Corp., 1.900%, 09/15/21	1,797,426	0.1
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,104,500	0.1
330,000	(2)	Pitney Bowes, Inc., 4.625%, 03/15/24	319,439	0.0
487,000		Seagate HDD Cayman, 5.750%, 12/01/34	457,489	0.0
285,000		Texas Instruments, Inc., 2.625%, 05/15/24	284,709	0.0
			9,514,939	0.6

		Utilities: 0.2%
150,000	(4)	Electricite de France SA, 4.600%, 01/27/20	158,530	0.0
620,000	(4)	Electricite de France SA, 4.875%, 01/22/44	658,159	0.0
350,000	(4)	Electricite de France SA, 5.625%, 12/29/49	367,062	0.0
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/27	722,428	0.1
760,000		NiSource Finance Corp., 4.375%, 05/15/47	801,591	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	617,071	0.0
			3,324,841	0.2

	Total Corporate Bonds/Notes
	(Cost $172,027,621)		179,022,896	10.5

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	220,661	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	405,493	0.1

	Total Municipal Bonds
	(Cost $503,942)		626,154	0.1

U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury Bonds: 0.5%
7,214,600		3.000%, 05/15/47	7,419,765	0.5
425,000		4.500%, 02/15/36	546,499	0.0
			7,966,264	0.5

		U.S. Treasury Notes: 9.2%
6,230,000		1.250%, 01/31/19	6,216,737	0.4
47,470,000	(2)	1.250%, 08/31/19	47,266,955	2.8
57,650,000	(2)	1.375%, 09/15/20	57,245,774	3.3
39,680,500	(2)	1.625%, 08/31/22	39,127,143	2.3
7,300,400	(2)	1.875%, 08/31/24	7,168,223	0.4
385,900	(2)	2.250%, 08/15/27	383,149	0.0
180,000		2.625%, 11/15/20	185,259	0.0
			157,593,240	9.2

	Total U.S. Treasury Obligations
	(Cost $166,395,210)		165,559,504	9.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(5)
915,000		6.625%, 11/15/30	1,295,944	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,030,581)		1,295,944	0.1

CONVERTIBLE BONDS/NOTES: 8.6%
		Communications: 2.7%
2,421,000		Ciena Corp., 4.000%, 12/15/20	3,225,982	0.2
3,989,000		Ctrip.com International Ltd., 1.250%, 09/15/22	4,305,627	0.3

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Communications: (continued)
4,731,000		DISH Network Corp., 3.375%, 08/15/26	$5,316,461	0.3
1,319,000	(4)	Finisar Corp., 0.500%, 12/15/36	1,239,860	0.1
1,689,000	(2)	FireEye, Inc., 1.000%, 06/01/35	1,603,494	0.1
1,689,000		FireEye, Inc., 1.625%, 06/01/35	1,574,993	0.1
673,000	(4)	Liberty Media Corp., 1.000%, 01/30/23	803,394	0.0
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	11,612,273	0.7
1,807,000	(2),(4)	Liberty Media Corp., 1.000%, 06/30/47	1,930,102	0.1
2,954,000	(4)	Liberty Media Corp., 1.750%, 09/30/46	3,515,260	0.2
1,933,000		Liberty Media Corp., 2.250%, 09/30/46	2,063,478	0.1
5,355,000		Viavi Solutions, Inc., 0.625%, 08/15/33	5,622,750	0.3
2,327,000	(4)	Viavi Solutions, Inc., 1.000%, 03/01/24	2,341,544	0.1
1,170,000		WebMD Health Corp., 2.625%, 06/15/23	1,170,585	0.1
			46,325,803	2.7

		Consumer, Non-cyclical: 1.5%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	4,749,810	0.3
2,934,000	(4)	DexCom, Inc., 0.750%, 05/15/22	2,631,431	0.2
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/21	2,547,069	0.1
1,883,000		Live Nation Entertainment, Inc., 2.500%, 05/15/19	2,493,798	0.1
1,251,000		Medicines Co/The, 2.750%, 07/15/23	1,321,369	0.1
2,104,000	(4)	Neurocrine Biosciences, Inc., 2.250%, 05/15/24	2,399,875	0.1
2,762,000		NuVasive, Inc., 2.250%, 03/15/21	3,153,859	0.2
924,000	(4)	Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/22	906,675	0.1
3,223,000		Wright Medical Group, Inc., 2.000%, 02/15/20	3,498,970	0.2
1,309,000		Wright Medical Group NV, 2.250%, 11/15/21	1,763,059	0.1
			25,465,915	1.5

		Energy: 1.0%
1,298,000	(4)	Chesapeake Energy Corp., 5.500%, 09/15/26	1,197,405	0.1
140,612	(6)	El Paso Energy Capital Trust I, 4.750%, 03/31/28	6,889,988	0.4
2,490,000	(4)	Ensco Jersey Finance Ltd., 3.000%, 01/31/24	2,122,725	0.1
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/22	1,345,410	0.1
1,360,000	(2),(4)	Nabors Industries, Inc., 0.750%, 01/15/24	1,109,250	0.1
3,942,000		Weatherford International Ltd., 5.875%, 07/01/21	4,314,026	0.2
			16,978,804	1.0

		Financial: 1.8%
4,217,000	(2)	Blackhawk Network Holdings, Inc., 1.500%, 01/15/22	4,723,040	0.3
9,000,000	(4)	Credit Suisse AG/Nassau, 0.500%, 06/24/24	8,734,500	0.5
4,179,000	(4),(7)	Goldman Sachs Group, Inc., 1.000%, 09/28/20	5,977,224	0.3
6,746,000		GS Finance Corp., 0.250%, 07/08/24	6,761,583	0.4
5,209,000		Jefferies Group, Inc., 3.875%, 11/01/29	5,235,045	0.3
			31,431,392	1.8

		Technology: 1.6%
3,443,000		Citrix Systems, Inc., 0.500%, 04/15/19	4,002,487	0.2
3,151,000	(4)	Microchip Technology, Inc., 1.625%, 02/15/27	3,842,250	0.2
2,861,000		Micron Technology, Inc., 3.000%, 11/15/43	3,967,849	0.2
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/35	3,767,824	0.2
2,927,000		ON Semiconductor Corp., 1.000%, 12/01/20	3,506,912	0.2
790,000	(4)	RealPage, Inc., 1.500%, 11/15/22	922,325	0.1
3,899,000		SanDisk Corp., 0.500%, 10/15/20	3,750,265	0.2
726,000	(4)	Silicon Laboratories, Inc., 1.375%, 03/01/22	808,129	0.1
2,643,000	(4)	Workday, Inc., 0.250%, 10/01/22	2,634,741	0.2
			27,202,782	1.6

	Total Convertible Bonds/Notes
	(Cost $138,053,980)		147,404,696	8.6

	Total Long-Term Investments
	(Cost $1,385,561,796)		1,591,888,202	93.3

SHORT-TERM INVESTMENTS: 15.6%
		Corporate Bonds/Notes: 1.9%
1,685,000		Air Lease Corp., 2.625%, 09/04/18	1,698,730	0.1
1,105,000	(4)	Aviation Capital Group Corp., 2.875%, 09/17/18	1,114,624	0.1
500,000		Bank of America Corp., 5.650%, 05/01/18	511,485	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	402,767	0.0

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
2,284,000		Chevron Corp., 1.365%, 03/02/18	$2,283,887	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	360,329	0.0
775,000		Cintas Corp. No 2, 6.125%, 12/01/17	780,752	0.1
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,044,900	0.1
1,420,000		Duke Energy Corp., 2.100%, 06/15/18	1,424,392	0.1
3,260,000		Eaton Corp., 1.500%, 11/02/17	3,259,829	0.2
2,215,000		eBay, Inc., 2.500%, 03/09/18	2,223,816	0.1
1,845,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	1,845,210	0.1
465,000	(4)	HBOS PLC, 6.750%, 05/21/18	478,899	0.0
3,490,000		Intel Corp., 1.350%, 12/15/17	3,490,489	0.2
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	285,103	0.0
3,250,000	(4)	MassMutual Global Funding II, 2.100%, 08/02/18	3,263,955	0.2
500,000		Northrop Grumman Corp., 1.750%, 06/01/18	500,680	0.0
1,467,000		Old Republic International Corp., 3.750%, 03/15/18	1,883,261	0.1
820,000		Precision Castparts Corp., 1.250%, 01/15/18	819,524	0.1
1,995,000		Prudential Financial, Inc., 6.000%, 12/01/17	2,009,315	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	125,115	0.0
2,380,000		United Parcel Service, Inc., 1.125%, 10/01/17	2,380,000	0.2
140,000		Wells Fargo & Co., 1.500%, 01/16/18	140,014	0.0
			32,327,076	1.9

		U.S. Government Agency Obligations: 0.2%
2,400,000		Freddie Mac, 4.875%, 06/13/18
		(Cost $2,421,470)	2,459,165	0.2

		Securities Lending Collateral(8): 9.1%
27,304,330		Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $27,306,754, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $27,850,417, due 12/01/17-06/01/51)	27,304,330	1.6
37,043,606		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $37,046,864, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $37,784,478, due 10/12/17-12/01/51)	37,043,606	2.1
25,719,496		HSBC Securities USA, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $25,721,716, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $26,234,015, due 05/01/22-08/01/47)	25,719,496	1.5
37,043,606		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $37,046,894, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $37,784,480, due 11/15/17-08/20/67)	37,043,606	2.2
28,828,124		State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $28,830,967, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $29,457,513, due 01/15/19-02/15/46)	28,828,124	1.7
			155,939,162	9.1

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.4%
75,923,748	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $75,923,748)	$75,923,748	4.4

	Total Short-Term Investments
	(Cost $266,416,554)	266,649,151	15.6

	Total Investments in Securities (Cost $1,651,978,350)	$1,858,537,353	108.9
	Liabilities in Excess of Other Assets	(151,119,444)	(8.9)
	Net Assets	$1,707,417,909	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Bond may be called prior to maturity date.
(7)	Exchangeable into a basket of 5 common shares.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$79,945,010	$11,082,450	$–	$91,027,460
Consumer Staples	62,377,966	–	–	62,377,966
Energy	126,143,459	38,746,376	–	164,889,835
Financials	392,763,107	–	–	392,763,107
Health Care	107,565,910	27,303,062	–	134,868,972
Industrials	67,847,027	–	–	67,847,027
Information Technology	121,236,248	–	–	121,236,248
Materials	16,327,590	8,367,483	–	24,695,073
Telecommunication Services	16,584,782	2,812,454	–	19,397,236
Utilities	14,094,370	–	–	14,094,370
Total Common Stock	1,004,885,469	88,311,825	–	1,093,197,294
Preferred Stock	109,120	4,672,594	–	4,781,714
Corporate Bonds/Notes	–	179,022,896	–	179,022,896
Municipal Bonds	–	626,154	–	626,154
U.S. Treasury Obligations	–	165,559,504	–	165,559,504

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Convertible Bonds/Notes	$–	$147,404,696	$–	$147,404,696
U.S. Government Agency Obligations	–	1,295,944	–	1,295,944
Short-Term Investments	75,923,748	190,725,403	–	266,649,151
Total Investments, at fair value	$1,080,918,337	$777,619,016	$–	$1,858,537,353
Other Financial Instruments+
Forward Foreign Currency Contracts	–	884,825	–	884,825
Total Assets	$1,080,918,337	$778,503,841	$–	$1,859,422,178
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,134,533)	$–	$(1,134,533)
Total Liabilities	$–	$(1,134,533)	$–	$(1,134,533)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	18,575	USD	24,993	State Street Bank and Trust Co.	10/06/17	$(100)
CHF	32,292	USD	33,331	State Street Bank and Trust Co.	10/06/17	23
EUR	68,884	USD	82,381	State Street Bank and Trust Co.	10/06/17	(954)
CAD	100,183	USD	81,985	State Street Bank and Trust Co.	10/06/17	(1,692)
USD	3,685,622	AUD	4,623,399	State Street Bank and Trust Co.	10/06/17	59,167
EUR	24,450	USD	28,873	State Street Bank and Trust Co.	10/06/17	28
EUR	271,501	USD	324,250	State Street Bank and Trust Co.	10/06/17	(3,311)
AUD	271,947	USD	216,745	State Street Bank and Trust Co.	10/06/17	(3,438)
CHF	356,306	USD	367,026	State Street Bank and Trust Co.	10/06/17	999
AUD	24,096	USD	18,903	State Street Bank and Trust Co.	10/06/17	(2)
AUD	36,759	USD	29,462	State Street Bank and Trust Co.	10/06/17	(630)
CHF	45,817	USD	47,769	State Street Bank and Trust Co.	10/06/17	(445)
GBP	85,042	USD	111,399	State Street Bank and Trust Co.	10/06/17	2,569
USD	214,606	GBP	162,744	State Street Bank and Trust Co.	10/06/17	(3,493)
GBP	82,972	USD	110,080	State Street Bank and Trust Co.	10/06/17	1,114
AUD	523,708	USD	420,852	State Street Bank and Trust Co.	10/06/17	(10,072)
USD	246,877	GBP	186,771	State Street Bank and Trust Co.	10/06/17	(3,421)
AUD	58,571	USD	46,981	State Street Bank and Trust Co.	10/06/17	(1,039)
CHF	66,779	USD	70,130	State Street Bank and Trust Co.	10/06/17	(1,155)
USD	16,075,260	GBP	12,403,731	State Street Bank and Trust Co.	10/06/17	(547,381)
USD	5,702,715	CHF	5,374,312	State Street Bank and Trust Co.	10/06/17	151,626
EUR	102,777	USD	123,414	State Street Bank and Trust Co.	10/06/17	(1,922)
CAD	66,078	USD	54,519	State Street Bank and Trust Co.	10/06/17	(1,560)
USD	6,287,066	CAD	7,840,191	State Street Bank and Trust Co.	10/06/17	3,477
USD	10,970,230	EUR	9,086,808	State Street Bank and Trust Co.	10/06/17	228,812
USD	6,285,478	CAD	7,840,191	The Bank of New York Mellon	10/06/17	1,889
USD	5,703,398	CHF	5,374,312	The Bank of New York Mellon	10/06/17	152,310

PORTFOLIO OF INVESTMENTS
VY® Invesco Equity and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,965,187	EUR	9,086,808	The Bank of New York Mellon	10/06/17	$223,769
USD	3,685,497	AUD	4,623,400	The Bank of New York Mellon	10/06/17	59,042
USD	16,068,723	GBP	12,403,731	The Bank of New York Mellon	10/06/17	(553,918)
						$(249,708)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$884,825
Total Asset Derivatives		$884,825

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,134,533
Total Liability Derivatives		$1,134,533

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$447,815	$437,010	$884,825
Total Assets	$447,815	$437,010	$884,825

Liabilities:
Forward foreign currency contracts	$580,615	$553,918	$1,134,533
Total Liabilities	$580,615	$553,918	$1,134,533

Net OTC derivative instruments by counterparty, at fair value	$(132,800)	$(116,908)	$(249,708)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(132,800)	$(116,908)	$(249,708)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,662,002,520.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$242,867,497
Gross Unrealized Depreciation	(46,053,318)

Net Unrealized Appreciation	$196,814,179

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 17.1%
8,860	(1)	Autozone, Inc.	$5,272,675	0.9
97,250		Bed Bath & Beyond, Inc.	2,282,457	0.4
88,310		Best Buy Co., Inc.	5,030,138	0.9
111,510		BorgWarner, Inc.	5,712,657	1.0
65,709		CBS Corp. - Class B	3,811,122	0.7
92,800	(1)	Dish Network Corp. - Class A	5,032,544	0.9
56,160		Expedia, Inc.	8,083,670	1.4
181,190		Gap, Inc.	5,350,541	0.9
50,680		Genuine Parts Co.	4,847,542	0.8
21,669	(1)	Hilton Grand Vacations, Inc.	837,073	0.1
92,750		Hilton Worldwide Holdings, Inc.	6,441,488	1.1
142,981		Kohl's Corp.	6,527,083	1.1
25,036		Marriott International, Inc.	2,760,469	0.5
46,780	(1)	Mohawk Industries, Inc.	11,578,518	2.0
158,776		Newell Brands, Inc.	6,774,972	1.2
73,140	(2)	Nordstrom, Inc.	3,448,551	0.6
49,790		PVH Corp.	6,276,527	1.1
42,460		Ralph Lauren Corp.	3,748,793	0.7
51,810		Tiffany & Co.	4,755,122	0.8
			98,571,942	17.1

		Consumer Staples: 6.0%
29,170		Constellation Brands, Inc.	5,817,956	1.0
256,420		Coty, Inc - Class A	4,238,623	0.7
73,030		Dr Pepper Snapple Group, Inc.	6,460,964	1.1
82,863	(1)	Edgewell Personal Care Co.	6,029,941	1.0
49,423		Energizer Holdings, Inc.	2,275,929	0.4
190,050		Kroger Co.	3,812,403	0.7
28,920		Molson Coors Brewing Co.	2,361,029	0.4
55,270	(1)	TreeHouse Foods, Inc.	3,743,437	0.7
			34,740,282	6.0

		Energy: 6.1%
211,364	(1),(2)	Energen Corp.	11,557,384	2.0
182,560		EQT Corp.	11,910,214	2.1
149,110	(2)	PBF Energy, Inc.	4,116,927	0.7
258,960		Williams Cos., Inc.	7,771,390	1.3
			35,355,915	6.1

		Financials: 22.4%
5,333	(1)	Alleghany Corp.	2,954,535	0.5
203,820		Ally Financial, Inc.	4,944,673	0.9
33,680		Ameriprise Financial, Inc.	5,001,817	0.9
20,807		Chubb Ltd.	2,966,038	0.5
166,060		Citizens Financial Group, Inc.	6,288,692	1.1
288,910		Fifth Third Bancorp	8,083,702	1.4
58,490		First Republic Bank	6,109,865	1.1
148,330		Hartford Financial Services Group, Inc.	8,221,932	1.4
317,620		Huntington Bancshares, Inc.	4,433,975	0.8
180,050		Invesco Ltd.	6,308,952	1.1
223,110		Loews Corp.	10,678,045	1.8
59,673		M&T Bank Corp.	9,609,740	1.7
72,900		Marsh & McLennan Cos., Inc.	6,109,749	1.1
65,350		Northern Trust Corp.	6,007,625	1.0
83,880		Progressive Corp.	4,061,470	0.7
65,280		Raymond James Financial, Inc.	5,505,062	1.0
135,480		SunTrust Banks, Inc.	8,097,640	1.4
85,230		T. Rowe Price Group, Inc.	7,726,099	1.3
93,930		Unum Group	4,802,641	0.8
37,150		WR Berkley Corp.	2,479,391	0.4
168,370		XL Group Ltd.	6,642,197	1.1
52,450		Zions Bancorp.	2,474,591	0.4
			129,508,431	22.4

		Health Care: 5.2%
55,640		AmerisourceBergen Corp.	4,604,210	0.8
35,340		Cigna Corp.	6,606,460	1.1
46,580	(1)	Henry Schein, Inc.	3,819,094	0.7
24,920		Humana, Inc.	6,071,260	1.1
27,460	(1)	Laboratory Corp. of America Holdings	4,145,636	0.7
42,680		Universal Health Services, Inc.	4,734,919	0.8
			29,981,579	5.2

		Industrials: 7.5%
77,540		Ametek, Inc.	5,120,742	0.9
66,130		Carlisle Cos., Inc.	6,632,178	1.2
87,830		Fortune Brands Home & Security, Inc.	5,904,811	1.0
44,640		Hubbell, Inc.	5,179,133	0.9
47,850		IDEX Corp.	5,812,339	1.0
75,520		MSC Industrial Direct Co.	5,707,046	1.0
25,150		Regal-Beloit Corp.	1,986,850	0.3
46,561		Snap-On, Inc.	6,938,055	1.2
			43,281,154	7.5

		Information Technology: 9.5%
88,580		Amphenol Corp.	7,497,411	1.3
49,990		Analog Devices, Inc.	4,307,638	0.7
87,290	(1)	Arrow Electronics, Inc.	7,018,989	1.2
109,310		CDW Corp.	7,214,460	1.2
168,586	(1)	CommScope Holding Co., Inc.	5,598,741	1.0
65,166		Jack Henry & Associates, Inc.	6,698,413	1.2
151,839	(1)	Keysight Technologies, Inc.	6,325,613	1.1
117,180	(1),(2)	Match Group, Inc.	2,717,404	0.5
91,420	(1)	Synopsys, Inc.	7,362,053	1.3
			54,740,722	9.5

		Materials: 4.5%
210,340		Ball Corp.	8,687,042	1.5

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
12,660		Sherwin-Williams Co.	$4,532,786	0.8
182,830		Silgan Holdings, Inc.	5,380,687	0.9
129,190		WestRock Co.	7,328,949	1.3
			25,929,464	4.5

		Real Estate: 10.1%
55,130		American Campus Communities, Inc.	2,433,989	0.4
94,180		American Homes 4 Rent	2,044,648	0.4
27,200		AvalonBay Communities, Inc.	4,853,024	0.8
37,690		Boston Properties, Inc.	4,631,347	0.8
197,950		Brixmor Property Group, Inc.	3,721,460	0.6
101,440	(1)	CBRE Group, Inc.	3,842,547	0.7
11,250		Essex Property Trust, Inc.	2,857,837	0.5
23,580		Federal Realty Investment Trust	2,928,872	0.5
108,960		GGP, Inc.	2,263,099	0.4
33,600		HCP, Inc.	935,088	0.2
27,703	(1)	JBG SMITH Properties	947,720	0.2
189,340		Kimco Realty Corp.	3,701,597	0.6
160,732		Outfront Media, Inc.	4,047,232	0.7
98,861		Park Hotels & Resorts, Inc.	2,724,609	0.5
126,420		Rayonier, Inc.	3,652,274	0.6
40,850		Regency Centers Corp.	2,534,334	0.4
56,016		Vornado Realty Trust	4,306,510	0.7
113,230		Weyerhaeuser Co.	3,853,217	0.7
29,950		WP Carey, Inc.	2,018,331	0.4
			58,297,735	10.1

		Utilities: 8.9%
59,170		Centerpoint Energy, Inc.	1,728,356	0.3
189,380		CMS Energy Corp.	8,772,082	1.5
110,490		Edison International	8,526,513	1.5
99,530		National Fuel Gas Co.	5,634,393	1.0
63,680		Sempra Energy	7,267,799	1.3
134,430		WEC Energy Group, Inc.	8,439,515	1.5
34,520		Westar Energy, Inc.	1,712,192	0.3
189,900		Xcel Energy, Inc.	8,986,068	1.5
			51,066,918	8.9

	Total Common Stock (Cost $416,621,661)		561,474,142	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateral(3): 2.3%
3,138,120	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $3,138,399, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $3,200,882, due 12/01/17-06/01/51)	$3,138,120	0.5
3,138,120	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $3,138,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,200,882, due 10/12/17-12/01/51)	3,138,120	0.6
3,138,120	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $3,138,399, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,200,883, due 11/15/17-08/20/67)	3,138,120	0.6
1,355,990	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,356,107, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $1,383,114, due 10/31/17-11/15/42)	1,355,990	0.2

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
2,442,414	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $2,442,655, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,495,738, due 01/15/19-02/15/46)	$2,442,414	0.4
		13,212,764	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
15,781,682	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930% (Cost $15,781,682)	15,781,682	2.7

	Total Short-Term Investments (Cost $28,994,446)	28,994,446	5.0

	Total Investments in Securities (Cost $445,616,107)	$590,468,588	102.3
	Liabilities in Excess of Other Assets	(13,284,677)	(2.3)
	Net Assets	$577,183,911	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

 The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$561,474,142	$–	$–	$561,474,142
Short-Term Investments	15,781,682	13,212,764	–	28,994,446
Total Investments, at fair value	$577,255,824	$13,212,764	$–	$590,468,588

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $446,845,627.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$157,177,841
Gross Unrealized Depreciation	(13,554,880)

Net Unrealized Appreciation	$143,622,961

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		China: 2.3%
47,600	(1)	Baidu, Inc. ADR	$11,790,044	0.7
674,995	(1)	JD.com, Inc. ADR	25,784,809	1.6
			37,574,853	2.3

		Denmark: 0.5%
135,278		FLSmidth & Co. A/S	8,954,971	0.5

		France: 6.5%
172,948		LVMH Moet Hennessy Louis Vuitton SE	47,808,997	2.9
91,750		Kering	36,550,020	2.2
402,220		Societe Generale	23,570,522	1.4
			107,929,539	6.5

		Germany: 7.9%
144,444		Allianz SE	32,440,036	2.0
165,555		Bayer AG	22,615,240	1.4
78,609		Linde AG	16,346,486	1.0
337,154		SAP SE	36,967,131	2.2
155,150	(1)	Siemens AG	21,893,003	1.3
			130,261,896	7.9

		India: 2.9%
10,922,167		DLF Ltd.	27,535,485	1.7
1,540,792		ICICI Bank Ltd. ADR	13,189,180	0.8
937,238		Zee Entertainment Enterprises Ltd.	7,474,196	0.4
			48,198,861	2.9

		Italy: 0.7%
210,702	(2)	Brunello Cucinelli SpA	6,532,841	0.4
68,697		Tod's S.p.A.	4,872,052	0.3
			11,404,893	0.7

		Japan: 14.8%
1,148,200		Dai-ichi Life Holdings, Inc.	20,595,938	1.2
62,400		Fanuc Ltd.	12,651,827	0.8
790,300		KDDI Corp.	20,832,290	1.3
74,902		Keyence Corp.	39,837,967	2.4
322,100		Kyocera Corp.	19,991,413	1.2
251,200		Murata Manufacturing Co., Ltd.	36,981,234	2.2
314,200		Nidec Corp.	38,624,886	2.3
45,900		Nintendo Co., Ltd.	16,924,861	1.0
489,500	(1)	Renesas Electronics Corp.	5,334,814	0.3
342,500		Suzuki Motor Corp.	17,976,141	1.1
235,700		TDK Corp.	16,016,554	1.0
			245,767,925	14.8

		Netherlands: 3.2%
553,853		Airbus SE	52,723,839	3.2

		Spain: 2.6%
1,168,262		Banco Bilbao Vizcaya Argentaria S.A.	10,444,668	0.6
868,425		Industria de Diseno Textil SA	32,739,630	2.0
			43,184,298	2.6

		Sweden: 1.4%
1,014,405		Assa Abloy AB	23,225,210	1.4

		Switzerland: 2.9%
809,095		Credit Suisse Group AG	12,819,784	0.8
36,147		Roche Holding AG	9,239,901	0.5
1,544,378		UBS Group AG	26,419,643	1.6
			48,479,328	2.9

		United Kingdom: 7.2%
2,760,672	(1),(2)	Circassia Pharmaceuticals Plc	3,088,910	0.2
7,470,594	(1),(2)	Earthport PLC	2,490,131	0.1
1,813,040		International Consolidated Airlines Group SA	14,416,021	0.9
543,917		International Game Technology PLC	13,353,163	0.8
1,265,166		Prudential PLC	30,276,010	1.8
144,420		Shire PLC	7,355,847	0.5
526,844	(1)	TechnipFMC PLC	14,569,118	0.9
579,827		Unilever PLC	33,559,971	2.0
			119,109,171	7.2

		United States: 43.6%
116,380		3M Co.	24,428,162	1.5
354,930	(1),(2)	Acadia Pharmaceuticals, Inc.	13,370,213	0.8
225,053	(1)	Adobe Systems, Inc.	33,573,407	2.0
261,400		Aetna, Inc.	41,565,214	2.5
49,570	(1)	Alphabet, Inc. - Class A	48,267,300	2.9
46,607	(1)	Alphabet, Inc. - Class C	44,701,240	2.7
165,080		Anthem, Inc.	31,345,390	1.9
54,130	(1)	Biogen, Inc.	16,949,186	1.0
80,940	(1)	BioMarin Pharmaceutical, Inc.	7,533,086	0.5
78,530	(1)	Bluebird Bio, Inc.	10,786,095	0.6
124,450	(1)	Blueprint Medicines Corp.	8,670,432	0.5
124,930	(1)	Centene Corp.	12,089,476	0.7
688,420		Citigroup, Inc.	50,075,671	3.0
502,140		Colgate-Palmolive Co.	36,580,899	2.2
36,480		Equifax, Inc.	3,866,515	0.2
237,890	(1)	Facebook, Inc.	40,648,264	2.4
341,370		FNF Group	16,201,420	1.0
196,530		Gilead Sciences, Inc.	15,922,861	1.0
110,630		Goldman Sachs Group, Inc.	26,240,330	1.6
225,110		Intuit, Inc.	31,997,135	1.9
219,560	(1),(2)	Ionis Pharmaceuticals, Inc.	11,131,692	0.7
53,740	(1)	Loxo Oncology, Inc.	4,950,529	0.3
290,980	(1)	MacroGenics, Inc.	5,377,310	0.3
670,480		Maxim Integrated Products	31,988,601	1.9
302,490	(1)	PayPal Holdings, Inc.	19,368,435	1.2
253,120		S&P Global, Inc.	39,565,187	2.4
134,780	(1)	Sage Therapeutics, Inc.	8,396,794	0.5
227,940		Tiffany & Co.	20,920,333	1.3
465,700	(1)	Twitter, Inc.	7,856,359	0.5
149,610		United Parcel Service, Inc. - Class B	17,966,665	1.1

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
230,480	Walt Disney Co.	$22,718,414	1.4
154,960	Zimmer Biomet Holdings, Inc.	18,144,266	1.1
		723,196,881	43.6

	Total Common Stock (Cost $802,339,155)	1,600,011,665	96.5

PREFERRED STOCK: 1.9%
	Germany: 1.8%
334,794	Bayerische Motoren Werke AG	29,842,150	1.8

	India: 0.1%
5,080,989	(1) Zee Entertainment Enterprises Ltd.	760,748	0.1

	Total Preferred Stock (Cost $12,716,306)	30,602,898	1.9

	Total Long-Term Investments (Cost $815,055,461)	1,630,614,563	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateral(3): 0.9%
3,558,281	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $3,558,597, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $3,629,447, due 12/01/17-06/01/51)	3,558,281	0.2
3,558,281	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $3,558,594, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,629,447, due 10/12/17-12/01/51)	3,558,281	0.2
3,558,281	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $3,558,597, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,629,447, due 11/15/17-08/20/67)	3,558,281	0.2
1,537,527	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,537,660, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $1,568,282, due 10/31/17-11/15/42)	1,537,527	0.1
2,769,406	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $2,769,679, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,829,869, due 01/15/19-02/15/46)	2,769,406	0.2
		14,981,776	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
26,801,816	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930% (Cost $26,801,816)	26,801,816	1.6

	Total Short-Term Investments (Cost $41,783,592)	41,783,592	2.5

	Total Investments in Securities (Cost $856,839,053)	$1,672,398,155	100.9
	Liabilities in Excess of Other Assets	(15,115,131)	(0.9)
	Net Assets	$1,657,283,024	100.0

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Sector Diversification	Percentage of Net Assets
Information Technology	26.6%
Financials	18.2
Consumer Discretionary	16.3
Health Care	15.0
Industrials	13.2
Consumer Staples	4.2
Real Estate	1.7
Telecommunication Services	1.3
Materials	1.0
Energy	0.9
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
China	$37,574,853	$–	$–	$37,574,853
Denmark	–	8,954,971	–	8,954,971
France	–	107,929,539	–	107,929,539
Germany	–	130,261,896	–	130,261,896
India	13,189,180	35,009,681	–	48,198,861
Italy	–	11,404,893	–	11,404,893
Japan	–	245,767,925	–	245,767,925
Netherlands	–	52,723,839	–	52,723,839
Spain	–	43,184,298	–	43,184,298
Sweden	–	23,225,210	–	23,225,210
Switzerland	–	48,479,328	–	48,479,328
United Kingdom	18,932,204	100,176,967	–	119,109,171
United States	723,196,881	–	–	723,196,881
Total Common Stock	792,893,118	807,118,547	–	1,600,011,665
Preferred Stock	760,748	29,842,150	–	30,602,898
Short-Term Investments	26,801,816	14,981,776	–	41,783,592
Total Investments, at fair value	$820,455,682	$851,942,473	$–	$1,672,398,155

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $863,791,826.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$829,294,053
Gross Unrealized Depreciation	(20,639,924)

Net Unrealized Appreciation	$808,654,129

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 72.3%
		Basic Materials: 3.2%
211,000		AK Steel Corp., 6.375%, 10/15/25	$208,890	0.2
300,000	(1)	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	305,625	0.3
150,000	(1)	Big River Steel LLC / BRS Finance Corp., 7.250%, 09/01/25	159,525	0.1
389,000		CF Industries, Inc., 3.450%, 06/01/23	385,110	0.4
300,000		Coeur Mining, Inc., 5.875%, 06/01/24	301,125	0.3
130,000		Commercial Metals Co., 5.375%, 07/15/27	136,825	0.1
530,000		Freeport-McMoRan, Inc., 3.550%, 03/01/22	523,211	0.5
60,000		Hexion, Inc., 6.625%, 04/15/20	54,000	0.1
75,000	(1)	Hudbay Minerals, Inc., 7.250%, 01/15/23	80,250	0.1
100,000	(1)	Hudbay Minerals, Inc., 7.625%, 01/15/25	108,752	0.1
190,000	(1)	Kinross Gold Corp., 4.500%, 07/15/27	192,137	0.2
435,000	(1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/25	468,712	0.4
145,000	(1)	Tronox Finance LLC, 7.500%, 03/15/22	153,519	0.1
166,000		United States Steel Corp., 6.875%, 08/15/25	170,565	0.2
110,000	(1)	Valvoline, Inc., 4.375%, 08/15/25	112,074	0.1
			3,360,320	3.2

		Communications: 12.6%
200,000	(1)	Altice Financing SA, 6.625%, 02/15/23	212,500	0.2
200,000	(1)	Altice US Finance I Corp., 5.375%, 07/15/23	212,000	0.2
365,000	(1),(2)	Avaya, Inc., 7.000%, 04/01/19	310,250	0.3
200,000	(1),(3)	CB Escrow Corp., 8.000%, 10/15/25	202,000	0.2
505,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	524,569	0.5
310,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	326,275	0.3
380,000		CenturyLink, Inc., 6.450%, 06/15/21	397,301	0.4
155,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/27	155,775	0.1
120,000	(1)	CommScope, Inc., 5.000%, 06/15/21	123,450	0.1
200,000	(1)	CSC Holdings LLC, 5.500%, 04/15/27	208,500	0.2
150,000		DISH DBS Corp., 5.875%, 11/15/24	157,717	0.1
300,000		DISH DBS Corp., 5.875%, 07/15/22	319,500	0.3
86,000		Frontier Communications Corp., 8.500%, 04/15/20	83,635	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/22	455,100	0.4
330,000		Frontier Communications Corp., 10.500%, 09/15/22	288,750	0.3
250,000		GCI, Inc., 6.750%, 06/01/21	256,562	0.2
140,000		GCI, Inc., 6.875%, 04/15/25	151,200	0.1
250,000	(1)	Gray Television, Inc., 5.125%, 10/15/24	251,875	0.2
280,000	(1)	Gray Television, Inc., 5.875%, 07/15/26	289,100	0.3
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/26	433,156	0.4
87,000		IAC/InterActiveCorp, 4.875%, 11/30/18	87,435	0.1
690,000		Level 3 Financing, Inc., 5.250%, 03/15/26	708,761	0.7
195,000	(1)	MDC Partners, Inc., 6.500%, 05/01/24	197,437	0.2
1,445,000	(4)	Millicom International Cellular S.A. Escrow, 11/15/26	–	–
550,000	(1)	Netflix, Inc., 4.375%, 11/15/26	553,267	0.5
245,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/24	254,187	0.2
200,000	(1)	SFR Group SA, 6.000%, 05/15/22	209,250	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	381,938	0.4
425,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/27	414,906	0.4
170,000	(1)	Sirius XM Radio, Inc., 4.625%, 05/15/23	175,100	0.2
525,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/27	538,125	0.5
1,660,000		Sprint Corp., 7.250%, 09/15/21	1,848,825	1.7
425,000		TEGNA, Inc., 6.375%, 10/15/23	453,687	0.4
95,000		T-Mobile USA, Inc., 5.125%, 04/15/25	99,513	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/23	137,313	0.1
250,000		T-Mobile USA, Inc., 6.000%, 04/15/24	265,938	0.2
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	74,760	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	497,813	0.5
24,000	(1)	Univision Communications, Inc., 5.125%, 02/15/25	24,270	0.0

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
440,000	(1)	Videotron Ltd., 5.375%, 06/15/24	$479,600	0.4
375,000		Windstream Services LLC, 6.375%, 08/01/23	267,188	0.3
360,000		Windstream Services LLC, 7.500%, 06/01/22	270,900	0.3
200,000		Windstream Services LLC, 7.750%, 10/15/20	161,000	0.2
			13,460,428	12.6

		Consumer, Cyclical: 11.4%
75,000	(1)	Allison Transmission, Inc., 4.750%, 10/01/27	75,656	0.1
190,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	187,150	0.2
160,000		AMC Entertainment Holdings, Inc., 6.125%, 05/15/27	158,800	0.1
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	351,750	0.3
94,000	(1)	Avantor, Inc., 6.000%, 10/01/24	96,350	0.1
225,000	(1),(3)	Beazer Homes USA, Inc., 5.875%, 10/15/27	225,562	0.2
570,000		Beazer Homes USA, Inc., 6.750%, 03/15/25	603,117	0.6
70,000		Beazer Homes USA, Inc., 8.750%, 03/15/22	77,700	0.1
230,000	(1)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	235,750	0.2
300,000		Eldorado Resorts, Inc., 6.000%, 04/01/25	316,560	0.3
535,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	521,625	0.5
360,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	363,600	0.3
230,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/25	234,600	0.2
350,000		Goodyear Tire & Rubber Co/The, 5.000%, 05/31/26	366,187	0.3
196,000	(1)	H&E Equipment Services, Inc., 5.625%, 09/01/25	207,270	0.2
165,000	(1)	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24	181,541	0.2
225,000	(1)	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	221,906	0.2
310,000	(1)	JB Poindexter & Co., Inc., 9.000%, 04/01/22	324,725	0.3
400,000		KB Home, 7.000%, 12/15/21	451,000	0.4
245,000		KB Home, 7.500%, 09/15/22	281,750	0.3
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	217,812	0.2
205,000	(1)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	216,531	0.2
250,000	(1)	Landry's, Inc., 6.750%, 10/15/24	253,438	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	258,125	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	493,481	0.5
100,000		LKQ Corp., 4.750%, 05/15/23	104,125	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	335,482	0.3
230,000		Meritage Homes Corp., 5.125%, 06/06/27	231,150	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/22	166,388	0.2
200,000	(1)	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	209,000	0.2
48,000		Penske Automotive Group, Inc., 3.750%, 08/15/20	49,080	0.0
230,000	(1)	PetSmart, Inc., 7.125%, 03/15/23	180,044	0.2
340,000	(1)	PetSmart, Inc., 8.875%, 06/01/25	270,725	0.2
280,000		PulteGroup, Inc., 5.000%, 01/15/27	292,250	0.3
270,000		Regal Entertainment Group, 5.750%, 02/01/25	274,725	0.3
150,000		Regal Entertainment Group, 5.750%, 03/15/22	155,250	0.1
130,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	142,045	0.1
990,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,100,138	1.0
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/24	381,425	0.4
175,000		Tempur Sealy International, Inc., 5.500%, 06/15/26	179,375	0.2
360,000	(1)	TI Group Automotive Systems LLC, 8.750%, 07/15/23	383,400	0.4
90,000		Titan International, Inc., 6.875%, 10/01/20	92,914	0.1
190,000		TRI Pointe Group, Inc., 5.250%, 06/01/27	193,325	0.2
228,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/27	229,357	0.2
105,000	(1)	Viking Cruises Ltd, 6.250%, 05/15/25	108,806	0.1

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
160,000	(1)	ZF North America Capital, Inc., 4.750%, 04/29/25	$169,400	0.2
			12,170,390	11.4

		Consumer, Non-cyclical: 11.3%
80,000	(1)	Alliance One International, Inc., 8.500%, 04/15/21	83,600	0.1
360,000		Alliance One International, Inc., 9.875%, 07/15/21	318,150	0.3
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/25	206,250	0.2
225,000		BioScrip, Inc., 8.875%, 02/15/21	207,000	0.2
215,000	(1)	C&S Group Enterprises LLC, 5.375%, 07/15/22	213,925	0.2
150,000		Centene Corp., 4.750%, 01/15/25	156,000	0.1
165,000		Centene Corp., 5.625%, 02/15/21	172,045	0.2
110,000		Centene Corp., 6.125%, 02/15/24	119,212	0.1
124,000	(1)	Cenveo Corp., 6.000%, 08/01/19	98,890	0.1
85,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	84,256	0.1
145,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	114,369	0.1
755,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	738,012	0.7
375,000	(1)	Cimpress NV, 7.000%, 04/01/22	390,469	0.4
250,000	(1)	CSVC Acquisition Corp., 7.750%, 06/15/25	245,625	0.2
270,000	(1)	Endo Finance LLC, 5.750%, 01/15/22	238,275	0.2
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	163,000	0.2
200,000	(1)	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	208,500	0.2
600,000		HCA, Inc., 5.250%, 06/15/26	648,000	0.6
35,000	(1)	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/24	36,837	0.0
200,000		Horizon Pharma, Inc., 6.625%, 05/01/23	196,000	0.2
465,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	423,150	0.4
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/20	236,926	0.2
80,000	(1)	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	83,800	0.1
80,000	(1)	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	84,200	0.1
345,000		Molina Healthcare, Inc., 5.375%, 11/15/22	357,282	0.3
424,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/27	435,660	0.4
325,000	(1)	Post Holdings, Inc., 5.000%, 08/15/26	325,203	0.3
260,000	(1)	Post Holdings, Inc., 6.000%, 12/15/22	273,325	0.3
510,000	(1)	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23	538,688	0.5
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	219,375	0.2
115,000		Revlon Consumer Products Corp., 6.250%, 08/01/24	89,413	0.1
235,000	(1)	Team Health Holdings, Inc., 6.375%, 02/01/25	223,250	0.2
360,000		Tenet Healthcare Corp., 4.375%, 10/01/21	366,750	0.3
85,000	(1)	Tenet Healthcare Corp., 7.500%, 01/01/22	90,206	0.1
130,000		Tenet Healthcare Corp., 8.125%, 04/01/22	132,600	0.1
60,000		United Rentals North America, Inc., 4.625%, 10/15/25	60,900	0.1
60,000		United Rentals North America, Inc., 4.875%, 01/15/28	60,375	0.1
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	559,125	0.5
500,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	508,750	0.5
1,709,000	(1)	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	1,514,601	1.4
95,000	(1)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	100,463	0.1
125,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	133,438	0.1
525,000		WellCare Health Plans, Inc., 5.250%, 04/01/25	553,875	0.5
50,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/25	50,000	0.0
			12,059,770	11.3

		Energy: 14.0%
150,000	(1)	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	162,750	0.2

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
200,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	$215,000	0.2
135,000		Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	140,400	0.1
212,000		Antero Resources Corp., 5.000%, 03/01/25	216,240	0.2
355,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	370,087	0.4
160,000	(1)	California Resources Corp., 8.000%, 12/15/22	104,600	0.1
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	343,656	0.3
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	171,500	0.2
518,000	(1)	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	536,130	0.5
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	108,000	0.1
137,000	(1)	Chesapeake Energy Corp., 8.000%, 12/15/22	148,302	0.1
180,000	(1)	Chesapeake Energy Corp., 8.000%, 06/15/27	178,650	0.2
137,000	(1)	Cobalt International Energy, Inc., 7.750%, 12/01/23	87,680	0.1
318,000	(1)	Cobalt International Energy, Inc., 10.750%, 12/01/21	310,050	0.3
200,000		Concho Resources, Inc., 4.375%, 01/15/25	211,000	0.2
160,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	166,200	0.2
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/19	90,000	0.1
120,000		DCP Midstream Operating L.P., 3.875%, 03/15/23	118,200	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/44	304,687	0.3
285,000	(1)	Delek Logistics Partners L.P., 6.750%, 05/15/25	288,562	0.3
250,000		Denbury Resources, Inc., 4.625%, 07/15/23	132,500	0.1
295,000		Energy Transfer Equity L.P., 5.875%, 01/15/24	318,231	0.3
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	57,985	0.1
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/44	179,748	0.2
5,000		EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	4,187	0.0
150,000	(1)	Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/25	155,625	0.1
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/22	48,875	0.0
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	517,125	0.5
205,000	(1)	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 07/15/21	217,300	0.2
210,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	211,837	0.2
233,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/25	231,544	0.2
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/22	102,750	0.1
245,000	(1)	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/21	247,756	0.2
300,000		Gulfport Energy Corp., 6.000%, 10/15/24	303,750	0.3
200,000		Gulfport Energy Corp., 6.375%, 05/15/25	203,250	0.2
20,000		Gulfport Energy Corp., 6.625%, 05/01/23	20,350	0.0
150,000	(1)	Halcon Resources Corp., 6.750%, 02/15/25	156,000	0.1
131,000	(1)	Halcon Resources Corp., 12.000%, 02/15/22	158,510	0.2
255,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	259,144	0.2
100,000	(1)	MEG Energy Corp., 6.500%, 01/15/25	97,750	0.1
295,000	(1)	MEG Energy Corp., 7.000%, 03/31/24	254,438	0.2
345,000		MPLX L.P., 4.875%, 06/01/25	370,407	0.4
80,000		Murphy Oil Corp., 6.875%, 08/15/24	85,499	0.1
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	264,375	0.3
162,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/22	168,480	0.2
303,000		Noble Energy, Inc., 5.625%, 05/01/21	312,341	0.3

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
330,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	$337,425	0.3
230,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/25	236,038	0.2
210,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24	222,075	0.2
200,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/23	207,000	0.2
215,000		PDC Energy, Inc., 7.750%, 10/15/22	224,003	0.2
275,000	(1)	Range Resources Corp., 5.000%, 03/15/23	274,313	0.3
410,000		Rice Energy, Inc., 6.250%, 05/01/22	428,963	0.4
70,000		Rowan Cos, Inc., 4.875%, 06/01/22	65,800	0.1
296,000		Rowan Cos, Inc., 5.400%, 12/01/42	226,440	0.2
31,000		Rowan Cos, Inc., 5.850%, 01/15/44	24,800	0.0
125,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/27	133,367	0.1
100,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	108,439	0.1
245,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	274,444	0.3
55,000		Sanchez Energy Corp., 6.125%, 01/15/23	47,575	0.0
360,000		Sanchez Energy Corp., 7.750%, 06/15/21	342,900	0.3
85,000	(1)	SESI LLC, 7.750%, 09/15/24	88,188	0.1
35,000		SM Energy Co., 6.125%, 11/15/22	35,263	0.0
260,000		SM Energy Co., 6.750%, 09/15/26	261,300	0.2
120,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	122,400	0.1
335,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	333,744	0.3
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	219,838	0.2
135,000	(1)	TerraForm Power Operating LLC, 6.375%, 02/01/23	141,075	0.1
300,000		Andeavor, 5.375%, 10/01/22	308,934	0.3
270,000	(1)	Trinidad Drilling Ltd, 6.625%, 02/15/25	253,800	0.2
180,000		Williams Cos, Inc./The, 4.550%, 06/24/24	187,200	0.2
200,000		WPX Energy, Inc., 5.250%, 09/15/24	201,500	0.2
101,000		WPX Energy, Inc., 7.500%, 08/01/20	110,343	0.1
80,000		WPX Energy, Inc., 8.250%, 08/01/23	90,100	0.1
			14,858,718	14.0

		Financial: 7.3%
247,465	(1),(5)	AAF Holdings LLC/AAF Finance Co., 12.000% (PIK Rate 12.750%, Cash Rate 12.000%), 07/01/19	259,838	0.3
500,000	(1)	Alliance Data Systems Corp., 5.875%, 11/01/21	521,250	0.5
300,000		Ally Financial, Inc., 4.625%, 03/30/25	315,750	0.3
200,000		Ally Financial, Inc., 4.625%, 05/19/22	210,000	0.2
308,000		Ally Financial, Inc., 5.750%, 11/20/25	335,089	0.3
235,000		Credit Suisse Group AG, 7.125%, 07/29/65	253,800	0.2
140,000	(1)	CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/24	147,700	0.1
40,000	(1)	CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/27	43,000	0.1
125,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	132,187	0.1
195,000		Equinix, Inc., 5.375%, 04/01/23	203,931	0.2
600,000		Fly Leasing Ltd., 6.375%, 10/15/21	629,250	0.6
215,000		HSBC Holdings PLC, 6.000%, 11/22/65	225,406	0.2
260,000	(1)	Iron Mountain US Holdings, Inc., 5.375%, 06/01/26	273,650	0.3
300,000		Iron Mountain, Inc., 5.750%, 08/15/24	310,875	0.3
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	258,437	0.3
250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 10.291%, (T-BILL 3MO + 9.250%), 12/06/19	245,875	0.2
220,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	226,050	0.2
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	316,125	0.3
125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	129,063	0.1
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	588,297	0.6

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	308,000	(1)	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/25	$324,170	0.3
	120,000	(1)	Quicken Loans, Inc., 5.750%, 05/01/25	126,600	0.1
	225,000	(1)	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	227,813	0.2
	600,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	666,000	0.6
	200,000	(1)	Societe Generale SA, 7.375%, 12/29/49	217,000	0.2
	235,000		UBS Group AG, 7.125%, 08/10/65	255,033	0.2
	335,000	(1)	Uniti Group, Inc. / CSL Capital LLC, 6.000%, 04/15/23	321,600	0.3
				7,763,789	7.3

			Industrial: 5.4%
	135,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/24	141,412	0.1
	105,000		AECOM, 5.875%, 10/15/24	116,833	0.1
	250,000	(1)	Amsted Industries, Inc., 5.000%, 03/15/22	259,375	0.2
	250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/24	264,062	0.2
	220,000	(1)	Apex Tool Group LLC, 7.000%, 02/01/21	204,600	0.2
EUR	100,000	(5)	ARD Finance SA, 6.625% (PIK Rate 7.375%, Cash Rate 0.000%), 09/15/23	126,315	0.1
	100,000	(5)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/23	107,000	0.1
	80,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	82,476	0.1
	220,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	233,475	0.2
	90,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	99,056	0.1
	325,000		Ball Corp., 4.000%, 11/15/23	333,531	0.3
	500,000		Ball Corp., 5.250%, 07/01/25	550,750	0.5
	85,000	(1)	Belden, Inc., 5.250%, 07/15/24	89,038	0.1
	140,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/24	148,575	0.1
	305,000	(1)	Cleaver-Brooks, Inc., 8.750%, 12/15/19	313,388	0.3
	205,000	(1)	Coveris Holdings SA, 7.875%, 11/01/19	202,950	0.2
	640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	755,200	0.7
	110,000	(1)	DAE Funding LLC, 4.500%, 08/01/22	113,011	0.1
	150,000		Engility Corp., 8.875%, 09/01/24	165,188	0.2
	100,000	(1)	EnPro Industries, Inc., 5.875%, 09/15/22	104,875	0.1
	205,000		Griffon Corp., 5.250%, 03/01/22	208,075	0.2
	265,000		MasTec, Inc., 4.875%, 03/15/23	272,288	0.3
	80,000		Park-Ohio Industries, Inc., 6.625%, 04/15/27	86,600	0.1
	100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	101,880	0.1
	200,000	(1)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/21	165,500	0.2
	75,000	(1)	TTM Technologies, Inc., 5.625%, 10/01/25	76,078	0.1
	230,000	(1)	Tutor Perini Corp., 6.875%, 05/01/25	250,125	0.2
	185,000	(1)	USG Corp., 4.875%, 06/01/27	193,556	0.2
				5,765,212	5.4

			Technology: 4.0%
	210,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	216,300	0.2
	310,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	316,975	0.3
	145,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/21	151,948	0.1
	385,000		Diebold Nixdorf, Inc., 8.500%, 04/15/24	418,791	0.4
	375,000	(1)	Entegris, Inc., 6.000%, 04/01/22	392,344	0.4
	570,000	(1)	First Data Corp., 5.750%, 01/15/24	598,500	0.6
	155,000	(1)	First Data Corp., 7.000%, 12/01/23	165,896	0.1
	70,000	(1)	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, 07/15/25	73,588	0.1
	200,000	(1)	Micron Technology, Inc., 5.250%, 08/01/23	209,600	0.2
	200,000	(2),(4)	Midway Games, Inc., 06/01/21	–	–
	160,000	(1)	MSCI, Inc., 4.750%, 08/01/26	168,800	0.2
	250,000	(1)	MSCI, Inc., 5.250%, 11/15/24	267,500	0.2
	265,000		NCR Corp., 5.000%, 07/15/22	272,288	0.2

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
160,000		NCR Corp., 6.375%, 12/15/23	$171,056	0.2
200,000	(1)	Open Text Corp., 5.875%, 06/01/26	220,000	0.2
200,000	(1)	Quintiles IMS, Inc., 5.000%, 10/15/26	212,500	0.2
400,000	(1)	Rackspace Hosting, Inc., 8.625%, 11/15/24	427,500	0.4
			4,283,586	4.0

		Utilities: 3.1%
77,000		AES Corp./VA, 5.125%, 09/01/27	79,117	0.1
505,000		AES Corp., 4.875%, 05/15/23	520,150	0.5
100,000		AES Corp., 5.500%, 03/15/24	104,875	0.1
200,000		AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.500%, 05/20/25	206,500	0.2
200,000	(1)	Calpine Corp., 5.250%, 06/01/26	200,000	0.2
580,000		Calpine Corp., 5.750%, 01/15/25	550,275	0.5
361,000	(1)	Dynegy, Inc., 8.000%, 01/15/25	375,440	0.3
263,000	(1)	Dynegy, Inc., 8.125%, 01/30/26	271,219	0.2
65,000	(1)	NextEra Energy Operating Partners L.P., 4.250%, 09/15/24	66,544	0.1
620,000		NRG Energy, Inc., 6.625%, 01/15/27	652,550	0.6
189,825	(1)	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	206,435	0.2
81,000		Talen Energy Supply LLC, 6.500%, 06/01/25	61,965	0.1
			3,295,070	3.1

	Total Corporate Bonds/Notes
	(Cost $74,743,775)		77,017,283	72.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.1%
100,000	(1)	COMM 2014-UBS4 D Mortgage Trust, 4.844%, 08/10/47	86,562	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $89,371)		86,562	0.1

FOREIGN GOVERNMENT BONDS: –%
14,904	(4),(5)	Mashantucket Western Pequot Tribe, 6.500% (PIK Rate 5.500%, Cash Rate 1.000%), 07/01/36	–	–

	Total Foreign Government Bonds
	(Cost $1,774)		–	–

BANK LOANS: 4.2%
		Basic Materials: 0.3%
263,675		Caraustar Industries, Inc. - TL 1L, 6.833%, (US0003M + 5.500%), 03/14/22	264,252	0.3

		Communications: 0.8%
444,375		McGraw-Hill Global Education Holdings, LLC, 5.235%, (US0003M + 4.000%), 05/04/22	437,200	0.4
57,210		Univision Communications Inc. Term Loan C5, 3.985%, (US0003M + 2.750%), 03/15/24	56,768	0.0
269,328		Virgin Media Bristol LLC TL I 1L, 3.984%, (US0003M + 2.750%), 01/31/25	270,654	0.3
128,378		West Corp. - TL B12 1L, 3.735%, (US0003M + 2.500%), 06/17/23	128,459	0.1
			893,081	0.8

		Consumer, Cyclical: 1.0%
128,375		American Axle & Manufacturing Holdings, Inc. - Term Loan A, 3.490%, (US0003M + 2.000%), 04/06/24	128,362	0.1
220,958		Camping World TL B 1L, 4.985%, (US0003M + 3.750%), 11/08/23	222,367	0.2
99,599		Federal-Mogul Holdings Corporation New Term Loan C, 4.990%, (US0003M + 3.750%), 04/15/21	100,148	0.1
60,027		Landry's, Inc. - TL 1L, 4.000%, (US0003M + 2.750%), 10/04/23	60,271	0.1
204,531		Redbox - TL 1L, 8.796%, (US0003M + 7.500%), 09/27/21	205,809	0.2
368,899		Tower Automotive Holdings Term Loan B1, 4.000%, (US0003M + 2.750%), 03/07/24	370,590	0.3
			1,087,547	1.0

		Consumer, Non-cyclical: 0.5%
430,000		Del Monte Foods, Inc. 2nd Lien Term Loan, 8.690%, (US0003M + 7.250%), 08/18/21	217,150	0.2
388,982		Revlon Consumer Products Corp. TL B 1L, 4.735%, (US0003M + 3.500%), 09/07/23	349,750	0.3
			566,900	0.5

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Energy: 0.5%
325,000		Gavilan Resources LLC - TL 2L, 7.231%, (US0003M + 6.000%), 03/01/24	$314,438	0.3
250,380		Jonah Energy, 9.750%, (US0003M + 6.500%), 05/12/21	250,458	0.2
			564,896	0.5

		Financial: 0.3%
313,188		Confie Seguros Holding II - TL B 1L, 6.735%, (US0003M + 4.750%), 04/19/22	309,978	0.3

		Industrial: 0.5%
207,386		Builders FirstSource, Inc., 4.333%, (US0003M + 3.000%), 02/29/24	208,142	0.2
311,074		Zekelman Industries, Inc. Term Loan B, 4.073%, (US0003M + 3.500%), 06/14/21	312,630	0.3
			520,772	0.5

		Insurance: 0.1%
71,038		Alliant Holdings I, Inc. 2015 Term Loan B, 4.564%, (US0003M + 3.250%), 08/12/22	71,411	0.1

		Technology: 0.2%
175,782		DynCorp International, Inc. Term Loan B2 1L, 7.750%, (US0003M + 600.000%), 07/07/20	176,625	0.2
28,539		SkillSoft Corporation 1st Lien Term Loan, 5.985%, (US0003M + 4.750%), 04/28/21	27,014	0.0
			203,639	0.2

	Total Bank Loans
	(Cost $4,697,377)		4,482,476	4.2

U.S. TREASURY OBLIGATIONS: 3.3%
		U.S. Treasury Notes: 3.3%
3,500,000		1.227%, 07/31/18	3,505,538	3.3

	Total U.S. Treasury Obligations
	(Cost $3,500,324)		3,505,538	3.3

CONVERTIBLE BONDS/NOTES: 8.9%
		Communications: 1.0%
125,000		Ctrip.com International Ltd., 1.250%, 09/15/22	134,922	0.1
319,000	(1)	DISH Network Corp., 2.375%, 03/15/24	317,804	0.3
215,000		Finisar Corp., 0.500%, 12/15/33	224,137	0.2
50,000		FireEye, Inc., 1.000%, 06/01/35	47,469	0.1
50,000		FireEye, Inc., 1.625%, 06/01/35	46,625	0.0
105,000		WebMD Health Corp., 2.625%, 06/15/23	105,053	0.1
150,000	(1)	Zillow Group, Inc., 2.000%, 12/01/21	163,031	0.2
			1,039,041	1.0

		Consumer, Cyclical: 0.6%
310,000		KB Home, 1.375%, 02/01/19	326,856	0.3
58,000	(1)	Marriott Vacations Worldwide Corp., 1.500%, 09/15/22	60,719	0.1
270,000		CalAtlantic Group, Inc., 0.250%, 06/01/19	259,875	0.2
			647,450	0.6

		Consumer, Non-cyclical: 4.2%
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	124,291	0.1
185,000		BioMarin Pharmaceutical, Inc., 0.599%, 08/01/24	187,891	0.2
95,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	114,178	0.1
330,000		Cardtronics, Inc., 1.000%, 12/01/20	305,662	0.3
246,000		Emergent BioSolutions, Inc., 2.875%, 01/15/21	354,701	0.3
180,000		Endologix, Inc., 2.250%, 12/15/18	173,025	0.2
205,000		Endologix, Inc., 3.250%, 11/01/20	178,350	0.2
365,000		Impax Laboratories, Inc., 2.000%, 06/15/22	329,869	0.3
480,000		Innoviva, Inc., 2.125%, 01/15/23	470,700	0.4
250,000	(1)	Insulet Corp., 1.250%, 09/15/21	284,062	0.3
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	422,750	0.4
115,000		Macquarie Infrastructure Corp., 2.000%, 10/01/23	111,981	0.1
205,000		Medicines Co/The, 2.500%, 01/15/22	259,709	0.2
140,000		Medicines Co/The, 2.750%, 07/15/23	147,875	0.1
180,000		NuVasive, Inc., 2.250%, 03/15/21	205,538	0.2
205,000		Quidel Corp., 3.250%, 12/15/20	311,472	0.3
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	510,244	0.5
			4,492,298	4.2

		Energy: 0.3%
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	116,756	0.1
260,000		Whiting Petroleum Corp., 1.250%, 04/01/20	233,025	0.2
			349,781	0.3

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Industrial: 1.0%
68,000	(1)	Air Transport Services Group, Inc., 1.125%, 10/15/24	$70,422	0.1
410,000		Dycom Industries, Inc., 0.750%, 09/15/21	467,912	0.4
594,000		General Cable Corp., 4.500%, 11/15/29	529,403	0.5
			1,067,737	1.0

		Technology: 1.8%
110,000	(6)	Akamai Technologies, Inc., 02/15/19	107,113	0.1
110,000		Citrix Systems, Inc., 0.500%, 04/15/19	127,875	0.1
145,000		KeyW Holding Corp./The, 2.500%, 07/15/19	136,753	0.1
90,000	(1)	Lumentum Holdings, Inc., 0.250%, 03/15/24	103,556	0.1
175,000	(1)	Microchip Technology, Inc., 1.625%, 02/15/27	213,391	0.2
90,000	(1)	Nice Systems, Inc., 1.250%, 01/15/24	101,925	0.1
120,000		Nuance Communications, Inc., 1.000%, 12/15/35	112,950	0.1
190,000		ON Semiconductor Corp., 1.000%, 12/01/20	227,644	0.2
250,000	(1)	ON Semiconductor Corp., 1.625%, 10/15/23	291,563	0.3
90,000	(1)	Silicon Laboratories, Inc., 1.375%, 03/01/22	100,181	0.1
110,000	(1)	Synaptics, Inc., 0.500%, 06/15/22	100,031	0.1
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	175,531	0.2
46,000	(1)	Teradyne, Inc., 1.250%, 12/15/23	61,439	0.1
			1,859,952	1.8

	Total Convertible Bonds/Notes
	(Cost $8,965,672)		9,456,259	8.9

Shares			Value	Percentage of Net Assets
COMMON STOCK: 3.5%
		Consumer Discretionary: 0.7%
46,408		Ford Motor Co.	555,504	0.5
1,476	(1),(4),(7)	Perseus Holding Corp.	–	–
4,139		Starbucks Corp.	222,305	0.2
			777,809	0.7

		Consumer Staples: 0.1%
3,878	(7)	Revlon, Inc. - Class A	95,205	0.1

		Energy: 0.0%
424,441	(4),(7)	Ascent Resources - Utica LLC	5,093	0.0
91	(7)	Midstates Petroleum Co., Inc.	1,414	0.0
30	(7)	SilverBow Resources, Inc.	737	0.0
20	(4),(7)	TPT Acquisition, Inc.	–	–
			7,244	0.0

		Financials: 0.3%
2,083		Capital One Financial Corp.	176,347	0.2
1,453		JPMorgan Chase & Co.	138,776	0.1
			315,123	0.3

		Health Care: 1.0%
2,690		Aetna, Inc.	427,737	0.4
3,183	(7)	Alere, Inc.	162,301	0.2
15,129	(7)	BioScrip, Inc.	41,605	0.0
1,411		Cigna Corp.	263,772	0.3
3,059	(7)	Mylan NV	95,961	0.1
164		Thermo Fisher Scientific, Inc.	31,029	0.0
			1,022,405	1.0

		Industrials: 0.2%
123	(4),(7)	Ceva Holdings LLC	55,507	0.1
5,836	(4),(7)	Liberty Tire Recycling	–	–
2,062	(7)	United Continental Holdings, Inc.	125,535	0.1
			181,042	0.2

		Information Technology: 0.2%
7,059	(7)	NCR Corp.	264,854	0.2

		Materials: 0.2%
2,654		LyondellBasell Industries NV - Class A	262,879	0.2

		Real Estate: 0.8%
28,954		Forest City Realty Trust, Inc.	738,616	0.7
5,760	(7)	Uniti Group, Inc.	84,442	0.1
			823,058	0.8

	Total Common Stock
	(Cost $2,990,163)		3,749,619	3.5

PREFERRED STOCK: 2.0%
		Consumer Discretionary: –%
775	(1),(4),(7)	Perseus Holding Corp.	–	–

		Financials: 1.4%
470	(7)	Bank of America Corp.	611,691	0.6
3,542	(7),(8)	GMAC Capital Trust I	93,509	0.1
602	(7)	Wells Fargo & Co.	791,630	0.7
			1,496,830	1.4

		Health Care: 0.5%
811	(7)	Alere, Inc.	325,211	0.3
225		Allergan PLC	166,010	0.2
44	(4),(7)	BioScrip, Inc.	3,962	0.0
			495,183	0.5

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Industrials: 0.1%
267	(4),(7)	Ceva Holdings Series A-2	$120,163	0.1

	Total Preferred Stock
	(Cost $2,225,885)		2,112,176	2.0

WARRANTS: –%
		Energy: –%
644	(4),(7)	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	(4),(7)	BioScrip, Inc. - Class A	–	–
126	(4),(7)	BioScrip, Inc. - Class B	–	–
			–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $97,214,341)		100,409,913	94.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Corporate Bonds/Notes: 0.7%
185,000	(1)	International Automotive Components Group SA, 9.125%, 06/01/18	185,462	0.2
250,000	(1)	Kilimanjaro Re Ltd. (Cat Bond), 5.541%, 04/30/18	230,175	0.2
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	100,375	0.1
268,000		Shutterfly, Inc., 0.250%, 05/15/18	266,660	0.2
			782,672	0.7

		U.S. Treasury Bills: 3.5%
300,000		United States Treasury Bill, 0.440%, 10/05/17	299,982	0.3
1,170,000		United States Treasury Bill, 0.780%, 10/12/17	1,169,702	1.1
1,515,000		United States Treasury Bill, 0.830%, 10/19/17	1,514,349	1.4
675,000		United States Treasury Bill, 0.880%, 10/26/17	674,581	0.7
			3,658,614	3.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
548,841	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $548,841)	548,841	0.5

	Total Short-Term Investments
	(Cost $5,014,536)	4,990,127	4.7

	Total Investments in Securities (Cost $102,228,877)	$105,400,040	99.0
	Assets in Excess of Other Liabilities	1,104,589	1.0
	Net Assets	$106,504,629	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Defaulted security
(3)	Settlement is on a when-issued or delayed-delivery basis.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(7)	Non-income producing security.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Rate shown is the 7-day yield as of September 30, 2017.

EUR	EU Euro

Reference Rate Abbreviations:
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$777,809	$–	$–	$777,809
Consumer Staples	95,205	–	–	95,205
Energy	2,151	–	5,093	7,244
Financials	315,123	–	–	315,123
Health Care	1,022,405	–	–	1,022,405
Industrials	125,535	–	55,507	181,042
Information Technology	264,854	–	–	264,854
Materials	262,879	–	–	262,879
Real Estate	823,058	–	–	823,058
Total Common Stock	3,689,019	–	60,600	3,749,619
Preferred Stock	1,282,851	705,200	124,125	2,112,176
Warrants	–	–	–	–
Corporate Bonds/Notes	–	77,017,283	–	77,017,283
U.S. Treasury Obligations	–	3,505,538	–	3,505,538
Bank Loans	–	4,482,476	–	4,482,476
Foreign Government Bonds	–	–	–	–
Convertible Bonds/Notes	–	9,456,259	–	9,456,259
Commercial Mortgage-Backed Securities	–	86,562	–	86,562
Short-Term Investments	1,718,543	3,271,584	–	4,990,127
Total Investments, at fair value	$6,690,413	$98,524,902	$184,725	$105,400,040
Other Financial Instruments+
Centrally Cleared Swaps	–	79,118	–	79,118
Total Assets	$6,690,413	$98,604,020	$184,725	$105,479,158
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,172)	$–	$(4,172)
Futures	(52,484)	–	–	(52,484)
Total Liabilities	$(52,484)	$(4,172)	$–	$(56,656)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2017, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(19)	12/15/17	$(2,390,295)	$(52,484)
			$(2,390,295)	$(52,484)

At September 30, 2017, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 23, Version 1	Sell	5.000	12/20/19	USD	1,090,320	$65,610	$(4,172)
CDX North American High Yield Index Series 25, Version 1	Sell	5.000	12/20/20	USD	2,023,700	133,814	79,118
						$199,424	$74,946

PORTFOLIO OF INVESTMENTS
VY® Pioneer High Yield Portfolio	as of September 30, 2017 (Unaudited) (Continued)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Credit contracts	Credit default swaps	$79,118
Total Asset Derivatives		$79,118

Liability Derivatives	Instrument Type

Credit contracts	Credit default swaps	$4,172
Equity contracts	Futures contracts	52,484
Total Liability Derivatives		$56,656

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $102,913,559.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,642,669
Gross Unrealized Depreciation	(3,009,249)

Net Unrealized Appreciation	$2,633,420

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 15.9%
32,194	(1)	Altice USA, Inc.	$879,218	0.1
60,700		Aramark	2,465,027	0.3
9,500	(1)	Autozone, Inc.	5,653,545	0.6
51,600		BorgWarner, Inc.	2,643,468	0.3
51,300	(1)	Burlington Stores, Inc.	4,897,098	0.5
64,500	(1)	Carmax, Inc.	4,889,745	0.5
15,400		Carter's, Inc.	1,520,750	0.2
3,700	(1)	Chipotle Mexican Grill, Inc.	1,138,971	0.1
40,100		Choice Hotels International, Inc.	2,562,390	0.3
104,900		Coach, Inc.	4,225,372	0.4
57,000	(1)	Ctrip.com International Ltd. ADR	3,006,180	0.3
34,900		Delphi Automotive PLC	3,434,160	0.4
101,400		Dollar General Corp.	8,218,470	0.8
64,100	(1)	Dollar Tree, Inc.	5,565,162	0.6
44,900		Dunkin' Brands Group, Inc.	2,383,292	0.2
98,900		Extended Stay America, Inc.	1,978,000	0.2
22,300		Ferrari NV	2,463,704	0.3
36,100	(1)	Five Below, Inc.	1,981,168	0.2
42,300	(2)	Hanesbrands, Inc.	1,042,272	0.1
61,233		Hilton Worldwide Holdings, Inc.	4,252,632	0.4
103,100		Interpublic Group of Cos., Inc.	2,143,449	0.2
47,900	(2)	L Brands, Inc.	1,993,119	0.2
19,600	(1)	Lululemon Athletica, Inc.	1,220,100	0.1
16,012		Marriott International, Inc.	1,765,483	0.2
123,300		MGM Resorts International	4,018,347	0.4
63,400	(1)	Michaels Cos, Inc.	1,361,198	0.1
18,300	(1)	Mohawk Industries, Inc.	4,529,433	0.5
85,300		Newell Brands, Inc.	3,639,751	0.4
33,100	(1)	Norwegian Cruise Line Holdings Ltd.	1,789,055	0.2
1,200	(1)	NVR, Inc.	3,426,000	0.3
41,100		Omnicom Group	3,044,277	0.3
27,600	(1)	O'Reilly Automotive, Inc.	5,944,212	0.6
25,900		Papa John's International, Inc.	1,892,513	0.2
9,800	(2)	Polaris Industries, Inc.	1,025,374	0.1
57,600		Pulte Group, Inc.	1,574,208	0.2
19,300		PVH Corp.	2,432,958	0.2
30,800		Restaurant Brands International, Inc.	1,967,504	0.2
136,200		Ross Stores, Inc.	8,794,434	0.9
23,600		Royal Caribbean Cruises Ltd.	2,797,544	0.3
130,500		Service Corp. International	4,502,250	0.5
20,500	(2)	Signet Jewelers Ltd.	1,364,275	0.1
26,300	(1)	Sotheby's	1,212,693	0.1
18,400	(1),(2)	Tempur Sealy International, Inc.	1,187,168	0.1
35,700		Tiffany & Co.	3,276,546	0.3
60,400		Toll Brothers, Inc.	2,504,788	0.3
42,800		Tractor Supply Co.	2,708,812	0.3
17,300	(1)	Ulta Beauty, Inc.	3,910,838	0.4
17,420	(1)	Wayfair, Inc.	1,174,108	0.1
12,700		Whirlpool Corp.	2,342,388	0.2
29,100	(2)	Williams-Sonoma, Inc.	1,450,926	0.1
56,500		Wolverine World Wide, Inc.	1,630,025	0.2
13,900		Wynn Resorts Ltd.	2,069,988	0.2
53,500	(1)	Yum China Holdings, Inc.	2,138,395	0.2
47,500		Yum! Brands, Inc.	3,496,475	0.4
			155,529,258	15.9

		Consumer Staples: 5.6%
84,200	(1)	Blue Buffalo Pet Products, Inc.	2,387,070	0.2
79,300		Brown-Forman Corp. - Class B	4,305,990	0.4
19,600		Casey's General Stores, Inc.	2,145,220	0.2
84,600		Church & Dwight Co., Inc.	4,098,870	0.4
15,900		Clorox Co.	2,097,369	0.2
70,800		Conagra Brands, Inc.	2,388,792	0.2
53,500		Dr Pepper Snapple Group, Inc.	4,733,145	0.5
35,900		Energizer Holdings, Inc.	1,653,195	0.2
51,500		Flowers Foods, Inc.	968,715	0.1
45,400	(1)	Hain Celestial Group, Inc.	1,868,210	0.2
51,400		Hershey Co.	5,611,338	0.6
88,900		Hormel Foods Corp.	2,857,246	0.3
7,400		JM Smucker Co.	776,482	0.1
52,800		McCormick & Co., Inc.	5,419,392	0.6
17,100	(1)	Monster Beverage Corp.	944,775	0.1
44,600		Pinnacle Foods, Inc.	2,549,782	0.3
10,700		Pricesmart, Inc.	954,975	0.1
75,900		Snyders-Lance, Inc.	2,894,826	0.3
75,600	(1)	Sprouts Farmers Market, Inc.	1,419,012	0.1
64,300		Tyson Foods, Inc.	4,529,935	0.5
			54,604,339	5.6

		Energy: 1.5%
19,600		Andeavor	2,021,740	0.2
35,900		Cabot Oil & Gas Corp.	960,325	0.1
14,800	(1)	Centennial Resource Development, Inc.	260,637	0.0
39,637	(1)	Centennial Resource Development, Inc.	712,277	0.1
56,000	(1),(2)	Centennial Resource Development, Inc./DE	1,006,320	0.1
10,500		Cimarex Energy Co.	1,193,535	0.1
13,200	(1)	Concho Resources, Inc./Midland TX	1,738,704	0.2
20,200	(1)	Diamondback Energy, Inc.	1,978,792	0.2
14,200		EQT Corp.	926,408	0.1
89,100	(1),(2)	Jagged Peak Energy, Inc.	1,217,106	0.1
36,000		Oceaneering International, Inc.	945,720	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
23,800	(1)	Parsley Energy, Inc.	$626,892	0.1
5,400		Pioneer Natural Resources Co.	796,716	0.1
			14,385,172	1.5

		Financials: 7.7%
58,800		BankUnited, Inc.	2,091,516	0.2
67,533		CBOE Holdings, Inc.	7,268,577	0.7
85,800		Citizens Financial Group, Inc.	3,249,246	0.3
29,800		Discover Financial Services	1,921,504	0.2
66,700	(1)	E*Trade Financial Corp.	2,908,787	0.3
9,800		Factset Research Systems, Inc.	1,765,078	0.2
105,600		Fifth Third Bancorp	2,954,688	0.3
28,900		Financial Engines, Inc.	1,004,275	0.1
46,500		First Republic Bank	4,857,390	0.5
107,200		FNF Group	5,087,712	0.5
36,100		Invesco Ltd.	1,264,944	0.1
84,700		Lazard Ltd.	3,830,134	0.4
5,200		MarketAxess Holdings, Inc.	959,452	0.1
40,700		Moody's Corp.	5,665,847	0.6
30,700		MSCI, Inc. - Class A	3,588,830	0.4
17,600		Northern Trust Corp.	1,617,968	0.2
96,100		Progressive Corp.	4,653,162	0.5
15,600	(1)	Signature Bank	1,997,424	0.2
33,400		State Street Corp.	3,191,036	0.3
19,300	(1)	SVB Financial Group	3,610,837	0.4
95,800		TD Ameritrade Holding Corp.	4,675,040	0.5
69,530		Webster Financial Corp.	3,653,801	0.4
20,800		Willis Towers Watson PLC	3,207,984	0.3
			75,025,232	7.7

		Health Care: 15.4%
79,399	(1),(2)	Acadia Healthcare Co., Inc.	3,792,096	0.4
47,100	(1),(2)	Acadia Pharmaceuticals, Inc.	1,774,257	0.2
61,900		Agilent Technologies, Inc.	3,973,980	0.4
18,700	(1)	Agios Pharmaceuticals, Inc.	1,248,225	0.1
13,200	(1)	Alexion Pharmaceuticals, Inc.	1,851,828	0.2
16,200	(1)	Align Technology, Inc.	3,017,574	0.3
68,500	(1)	Alkermes PLC	3,482,540	0.3
39,800	(1)	Alnylam Pharmaceuticals, Inc.	4,676,102	0.5
27,300		AmerisourceBergen Corp.	2,259,075	0.2
6,100	(1)	Athenahealth, Inc.	758,596	0.1
53,200	(1)	BioMarin Pharmaceutical, Inc.	4,951,324	0.5
32,400	(1)	Bioverativ, Inc.	1,849,068	0.2
11,900	(1)	Bluebird Bio, Inc.	1,634,465	0.2
57,700		Bruker Corp.	1,716,575	0.2
51,584	(1)	Catalent, Inc.	2,059,233	0.2
54,000	(1)	Centene Corp.	5,225,580	0.5
50,412	(1)	Cerner Corp.	3,595,384	0.4
28,600		Cooper Cos., Inc.	6,781,346	0.7
32,900	(1)	DaVita, Inc.	1,953,931	0.2
40,850		Dentsply Sirona, Inc.	2,443,239	0.2
25,217	(1)	Envision Healthcare Corp.	1,133,504	0.1
69,700	(1)	Exelixis, Inc.	1,688,831	0.2
49,000	(1)	Henry Schein, Inc.	4,017,510	0.4
157,500	(1)	Hologic, Inc.	5,778,675	0.6
35,300	(1)	Idexx Laboratories, Inc.	5,488,797	0.6
30,700	(1)	Illumina, Inc.	6,115,440	0.6
65,700	(1)	Incyte Corp., Ltd.	7,669,818	0.8
6,200	(1)	Intuitive Surgical, Inc.	6,484,456	0.7
110,800	(1)	Ironwood Pharmaceuticals, Inc.	1,747,316	0.2
13,000	(1)	Jazz Pharmaceuticals PLC	1,901,250	0.2
20,100	(1)	Mallinckrodt PLC - W/I	751,137	0.1
22,600	(1)	Medidata Solutions, Inc.	1,764,156	0.2
8,600	(1)	Mettler Toledo International, Inc.	5,384,976	0.5
28,600	(1),(2)	Molina Healthcare, Inc.	1,966,536	0.2
54,279	(1)	Neurocrine Biosciences, Inc.	3,326,217	0.3
29,600	(1)	Quintiles IMS Holdings, Inc.	2,814,072	0.3
29,400	(1)	Seattle Genetics, Inc.	1,599,654	0.2
23,800		STERIS PLC	2,103,920	0.2
19,800		Teleflex, Inc.	4,791,006	0.5
23,570	(1),(2)	Tesaro, Inc.	3,042,887	0.3
11,100	(1)	Ultragenyx Pharmaceutical, Inc.	591,186	0.1
9,900	(1)	United Therapeutics Corp.	1,160,181	0.1
21,400		Universal Health Services, Inc.	2,374,116	0.2
50,200	(1)	Veeva Systems, Inc.	2,831,782	0.3
18,200	(1)	Vertex Pharmaceuticals, Inc.	2,767,128	0.3
17,500	(1)	WellCare Health Plans, Inc.	3,005,450	0.3
21,300		West Pharmaceutical Services, Inc.	2,050,338	0.2
114,650		Zoetis, Inc.	7,310,084	0.7
			150,704,841	15.4

		Industrials: 17.5%
17,100		Acuity Brands, Inc.	2,928,888	0.3
48,200		Alaska Air Group, Inc.	3,676,214	0.4
62,800		Allegion Public Ltd.	5,430,316	0.6
87,000		American Airlines Group, Inc.	4,131,630	0.4
33,962		Ametek, Inc.	2,242,851	0.2
32,400	(1),(2)	Avis Budget Group, Inc.	1,233,144	0.1
39,700		BWX Technologies, Inc.	2,223,994	0.2
30,100	(2)	CH Robinson Worldwide, Inc.	2,290,610	0.2
19,400		Cintas Corp.	2,799,032	0.3
46,300	(1)	Colfax Corp.	1,927,932	0.2
13,800		Copa Holdings S.A.	1,718,514	0.2
89,000	(1)	Copart, Inc.	3,058,930	0.3
47,800		Donaldson Co., Inc.	2,195,932	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
50,087		Equifax, Inc.	$5,308,721	0.5
30,200		Expeditors International Washington, Inc.	1,807,772	0.2
24,800		Fastenal Co.	1,130,384	0.1
38,900		Flowserve Corp.	1,656,751	0.2
63,400		Fortive Corp.	4,488,086	0.5
84,875		Fortune Brands Home & Security, Inc.	5,706,146	0.6
49,600	(1)	Generac Holdings, Inc.	2,278,128	0.2
26,400	(1)	Genesee & Wyoming, Inc.	1,953,864	0.2
26,500		Graco, Inc.	3,277,785	0.3
78,100	(1)	HD Supply Holdings, Inc.	2,817,067	0.3
23,100		Hubbell, Inc.	2,680,062	0.3
14,000		Huntington Ingalls Industries, Inc.	3,170,160	0.3
28,100		IDEX Corp.	3,413,307	0.4
93,453	(1)	IHS Markit Ltd.	4,119,408	0.4
30,300		JB Hunt Transport Services, Inc.	3,365,724	0.3
20,700		Kansas City Southern	2,249,676	0.2
99,600		KAR Auction Services, Inc.	4,754,904	0.5
17,700	(1)	Kirby Corp.	1,167,315	0.1
14,600		Landstar System, Inc.	1,454,890	0.2
20,900		Manpowergroup, Inc.	2,462,438	0.3
25,100	(1)	Middleby Corp.	3,217,067	0.3
89,400		Nielsen Holdings PLC	3,705,630	0.4
14,400		Nordson Corp.	1,706,400	0.2
29,000		Old Dominion Freight Line	3,193,190	0.3
28,300		Paccar, Inc.	2,047,222	0.2
61,300		Ritchie Bros Auctioneers, Inc.	1,938,306	0.2
37,100		Robert Half International, Inc.	1,867,614	0.2
78,910		Rollins, Inc.	3,640,908	0.4
16,600		Roper Technologies, Inc.	4,040,440	0.4
75,324		Schneider National, Inc.	1,905,697	0.2
81,900	(1),(2)	Sensata Technologies Holdings N.V.	3,936,933	0.4
21,600		Snap-On, Inc.	3,218,616	0.3
28,200	(1)	Stericycle, Inc.	2,019,684	0.2
56,800		Textron, Inc.	3,060,384	0.3
40,700		Toro Co.	2,525,842	0.3
17,200		TransDigm Group, Inc.	4,397,180	0.5
99,700	(1)	TransUnion	4,711,822	0.5
51,241	(1)	United Continental Holdings, Inc.	3,119,552	0.3
12,100		Valmont Industries, Inc.	1,913,010	0.2
70,100	(1)	Verisk Analytics, Inc.	5,831,619	0.6
14,400	(1)	WABCO Holdings, Inc.	2,131,200	0.2
37,100	(2)	Wabtec Corp.	2,810,325	0.3
64,050		Waste Connections, Inc.	4,480,938	0.5
12,700		Watsco, Inc.	2,045,589	0.2
33,100		Xylem, Inc.	2,073,053	0.2
			170,658,796	17.5

		Information Technology: 26.2%
17,300		Alliance Data Systems Corp.	$3,832,815	0.4
91,700		Amphenol Corp.	7,761,488	0.8
11,100	(1)	ANSYS, Inc.	1,362,303	0.1
151,179	(1)	Atlassian Corp. PLC	5,313,942	0.5
48,000	(1)	Autodesk, Inc.	5,388,480	0.6
96,800	(1),(2)	Black Knight Financial Services, Inc.	4,167,240	0.4
73,700		Booz Allen Hamilton Holding Corp.	2,755,643	0.3
77,900	(1)	Cadence Design Systems, Inc.	3,074,713	0.3
66,900		CDK Global, Inc.	4,220,721	0.4
20,000		Cognex Corp.	2,205,600	0.2
12,420	(1)	Coherent, Inc.	2,920,811	0.3
79,700	(1)	CoreLogic, Inc.	3,683,734	0.4
21,800	(1)	CoStar Group, Inc.	5,847,850	0.6
98,000		CSRA, Inc.	3,162,460	0.3
44,255	(1),(3)	Dropbox, Inc. - Class A	415,997	0.0
19,495	(1),(3)	Dropbox, Inc. - Class B	183,253	0.0
40,700	(1)	Electronic Arts, Inc.	4,805,042	0.5
18,600	(1)	Ellie Mae, Inc.	1,527,618	0.2
65,100	(1)	Entegris, Inc.	1,878,135	0.2
20,600	(1)	EPAM Systems, Inc.	1,811,358	0.2
10,900	(1)	F5 Networks, Inc.	1,314,104	0.1
83,300		Fidelity National Information Services, Inc.	7,779,387	0.8
73,500	(1)	Fiserv, Inc.	9,478,560	1.0
31,300	(1)	FleetCor Technologies, Inc.	4,844,301	0.5
48,000	(1)	Fortinet, Inc.	1,720,320	0.2
34,300	(1)	Gartner, Inc.	4,267,263	0.4
65,500		Genpact Ltd.	1,883,125	0.2
60,300		Global Payments, Inc.	5,730,309	0.6
58,700	(1)	Guidewire Software, Inc.	4,570,382	0.5
62,100		Harris Corp.	8,177,328	0.8
24,500	(1)	IAC/InterActiveCorp	2,880,710	0.3
46,100	(1)	Integrated Device Technology, Inc.	1,225,338	0.1
22,200		Intuit, Inc.	3,155,508	0.3
15,100	(1)	IPG Photonics Corp.	2,794,406	0.3
75,350	(1)	Keysight Technologies, Inc.	3,139,081	0.3
55,500		KLA-Tencor Corp.	5,883,000	0.6
60,300		Leidos Holdings, Inc.	3,570,966	0.4
161,848		Marvell Technology Group Ltd.	2,897,079	0.3
120,000	(1),(2)	Match Group, Inc.	2,782,800	0.3
9,400		Mercadolibre, Inc.	2,433,942	0.3
89,500		Microchip Technology, Inc.	8,035,310	0.8
95,100	(1)	Microsemi Corp.	4,895,748	0.5
22,100		Motorola Solutions, Inc.	1,875,627	0.2
23,700	(1)	Palo Alto Networks, Inc.	3,415,170	0.4
37,500		Paychex, Inc.	2,248,500	0.2
30,700	(1)	Proofpoint, Inc.	2,677,654	0.3
69,500	(1)	Red Hat, Inc.	7,704,770	0.8
160,600		Sabre Corp.	2,906,860	0.3
64,400	(1)	ServiceNow, Inc.	7,568,932	0.8
11,100	(1)	Shopify, Inc.	1,293,039	0.1
48,500		Skyworks Solutions, Inc.	4,942,150	0.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
53,800	(1)	Splunk, Inc.	$3,573,934	0.4
97,900		SS&C Technologies Holdings, Inc.	3,930,685	0.4
170,400		Symantec Corp.	5,590,824	0.6
48,100	(1)	Synopsys, Inc.	3,873,493	0.4
58,619	(1)	Tableau Software, Inc.	4,389,977	0.5
53,700	(1)	Trimble, Inc.	2,107,725	0.2
18,800	(1)	Tyler Technologies, Inc.	3,277,216	0.3
20,800	(1),(2)	Ultimate Software Group, Inc.	3,943,680	0.4
125,400	(1)	Vantiv, Inc.	8,836,938	0.9
59,000	(1),(2)	VeriSign, Inc.	6,277,010	0.6
20,999	(1)	WEX, Inc.	2,356,508	0.2
44,747	(1)	Workday, Inc.	4,715,886	0.5
71,900		Xilinx, Inc.	5,092,677	0.5
32,400	(1)	Zendesk, Inc.	943,164	0.1
54,200	(1)	Zillow Group, Inc. - Class A	2,176,130	0.2
236,500	(1)	Zynga, Inc.	893,970	0.1
			256,390,689	26.2

		Materials: 5.3%
21,700		Air Products & Chemicals, Inc.	3,281,474	0.3
31,300		Ashland Global Holdings, Inc.	2,046,707	0.2
174,800		Ball Corp.	7,219,240	0.7
21,500		Carpenter Technology Corp.	1,032,645	0.1
29,300		Celanese Corp.	3,055,111	0.3
60,200		CF Industries Holdings, Inc.	2,116,632	0.2
12,200	(2)	Compass Minerals International, Inc.	791,780	0.1
28,700		Eagle Materials, Inc.	3,062,290	0.3
4,000		NewMarket Corp.	1,703,000	0.2
33,400		PolyOne Corp.	1,337,002	0.1
22,600		PPG Industries, Inc.	2,455,716	0.3
81,100		RPM International, Inc.	4,163,674	0.4
87,700		Sealed Air Corp.	3,746,544	0.4
8,000		Sherwin-Williams Co.	2,864,320	0.3
159,229		Valvoline, Inc.	3,733,920	0.4
64,900		Vulcan Materials Co.	7,762,040	0.8
76,600		Wheaton Precious Metals Corp.	1,462,294	0.2
			51,834,389	5.3

		Real Estate: 3.0%
36,200		American Campus Communities, Inc.	1,598,230	0.2
55,900		CubeSmart	1,451,164	0.1
8,115		Equinix, Inc.	3,621,725	0.4
10,300		Federal Realty Investment Trust	1,279,363	0.1
67,800		Iron Mountain, Inc.	2,637,420	0.3
21,900		Jones Lang LaSalle, Inc.	2,704,650	0.3
86,900	(2)	MGM Growth Properties LLC	2,625,249	0.3
56,850	(1)	SBA Communications Corp.	8,189,243	0.8
20,200		SL Green Realty Corp.	2,046,664	0.2
220,615		VEREIT, Inc.	1,828,898	0.2
26,699	(1),(3)	WeWork Companies, Inc., - Class A	1,383,275	0.1
			29,365,881	3.0

		Utilities: 0.5%
32,500		Atmos Energy Corp.	2,724,800	0.3
79,600		NiSource, Inc.	2,036,964	0.2
			4,761,764	0.5

	Total Common Stock
	(Cost $686,353,479)		963,260,361	98.6

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.1%
8,859	(1),(3)	Flipkart Online Services Pvt. Ltd., - Series G	1,060,954	0.1

		Information Technology: 0.7%
32,391	(1),(3)	AirBNB, Inc. - Series D	3,634,270	0.4
3,719	(1),(3)	AirBNB, Inc. - Series E	417,272	0.0
24,209	(1),(3)	Dropbox, Inc. - Series A	227,565	0.0
118,921	(1),(3)	Dropbox, Inc. - Series A-1	1,117,857	0.1
353,970	(1),(3)	Tanium, Inc.- Series G	1,757,213	0.2
			7,154,177	0.7

		Real Estate: 0.6%
44,396	(1),(3)	WeWork Companies, Inc. - Series D-1	2,300,157	0.3
34,882	(1),(3)	WeWork Companies, Inc. - Series D-2	1,807,237	0.2
24,709	(1),(3)	WeWork Companies, Inc. - Series E	1,280,173	0.1
			5,387,567	0.6

	Total Preferred Stock
	(Cost $7,911,058)		13,602,698	1.4

	Total Long-Term Investments
	(Cost $694,264,537)		976,863,059	100.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateral(4): 4.1%
9,560,266	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $9,561,115, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $9,751,472, due 12/01/17-06/01/51)	9,560,266	1.0

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
9,560,266	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $9,561,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,751,471, due 10/12/17-12/01/51)	$9,560,266	1.0
9,560,266	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $9,561,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,751,472, due 11/15/17-08/20/67)	9,560,266	1.0
4,130,320	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $4,130,676, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $4,212,939, due 10/31/17-11/15/42)	4,130,320	0.4
7,441,248	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $7,441,982, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,603,709, due 01/15/19-02/15/46)	7,441,248	0.7
		40,252,366	4.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
250,174	(5) T. Rowe Price Reserve Investment Fund, 1.070%
	(Cost $250,174)	$250,174	0.0

	Total Short-Term Investments
	(Cost $40,502,540)	40,502,540	4.1

	Total Investments in Securities (Cost $734,767,077)	$1,017,365,599	104.1
	Liabilities in Excess of Other Assets	(40,482,769)	(4.1)
	Net Assets	$976,882,830	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$155,529,258	$–	$–	$155,529,258
Consumer Staples	54,604,339	–	–	54,604,339
Energy	14,124,535	260,637	–	14,385,172
Financials	75,025,232	–	–	75,025,232
Health Care	150,704,841	–	–	150,704,841
Industrials	170,658,796	–	–	170,658,796
Information Technology	255,791,439	–	599,250	256,390,689
Materials	51,834,389	–	–	51,834,389
Real Estate	27,982,606	–	1,383,275	29,365,881
Utilities	4,761,764	–	–	4,761,764
Total Common Stock	961,017,199	260,637	1,982,525	963,260,361
Preferred Stock	–	–	13,602,698	13,602,698
Short-Term Investments	250,174	40,252,366	–	40,502,540
Total Investments, at fair value	$961,267,373	$40,513,003	$15,585,223	$1,017,365,599

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2017.

Investments, at fair value	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$415,997	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Enterprise Value to Sales Multiple	5.2x - 6.4x	Increase
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit	6.8x	Increase
			Sales Growth Rate	30% - 35%	Increase
			Gross Profit Growth Rate	35%	Increase
Dropbox, Inc. - Class B	183,253	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Enterprise Value to Sales Multiple	5.2x - 6.4x	Increase
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit	6.8x	Increase
			Sales Growth Rate	30% - 35%	Increase
			Gross Profit Growth Rate	35%	Increase
WeWork Companies, Inc., Class A	1,383,275	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Total Common Stock	$1,982,525

Preferred Stock
AirBNB, Inc. - Series D	$3,634,270	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10.3%	Decrease
			Enterprise Value to Sales Multiple	5.3x	Increase
			Sales Growth Rate	40%	Increase
AirBNB, Inc. - Series E	417,272	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Discount for Lack of Marketability	10.3%	Decrease
			Enterprise Value to Sales Multiple	5.3x	Increase
			Sales Growth Rate	40%	Increase
Dropbox, Inc. - Series A	227,565	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Enterprise Value to Sales Multiple	5.2x - 6.4x	Increase
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit	6.8x	Increase
			Sales Growth Rate	30% - 35%	Increase
			Gross Profit Growth Rate	35%	Increase
Dropbox, Inc. - Series A-1	1,117,857	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-	n/a
			Enterprise Value to Sales Multiple	5.2x - 6.4x	Increase
			Discount for Lack of Marketability	10%	Decrease
			Enterprise Value to Gross Profit	6.8x	Increase
			Sales Growth Rate	30% - 35%	Increase
			Gross Profit Growth Rate	35%	Increase
Flipkart Online Services Pvt. Ltd., - Series G	1,060,954	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Tanium, Inc.- Series G	1,757,213	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Series D-1	2,300,157	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Series D-2	1,807,237	Recent Comparable Transaction Price	Discount Factor*	-	n/a
WeWork Companies, Inc. - Series E	1,280,173	Recent Comparable Transaction Price	Discount Factor*	-	n/a
Total Preferred Stock	$13,602,698

* No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2017:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2016	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	9/30/2017
Asset Table
Investments, at fair value
Common Stock	$1,477,047	$-	$-	$-	$-	$505,478	$-	$-	$1,982,525
Preferred Stock	11,044,890	-	-	-		2,557,808	-	-	13,602,698
Total Investments, at value	$12,521,937	$-	$-	$-	$-	$3,063,286	$-	$-	$15,585,223

* As of September 30, 2017, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3,063,286.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $738,854,957.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$294,618,874
Gross Unrealized Depreciation	(16,108,232)

Net Unrealized Appreciation	$278,510,642

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 14.9%
144,442	(1)	Altice USA, Inc.	$3,944,711	0.2
92,169	(1)	Amazon.com, Inc.	88,606,668	5.3
12,483	(1)	Autozone, Inc.	7,428,758	0.5
67,200		Delphi Automotive PLC	6,612,480	0.4
67,500		Dollar General Corp.	5,470,875	0.3
148,620	(2)	Ferrari NV	16,419,538	1.0
3,088	(1),(3)	Flipkart Online Services Pvt. Ltd.	272,095	0.0
30,100		Home Depot, Inc.	4,923,156	0.3
63,858		Marriott International, Inc.	7,040,983	0.4
66,460		MGM Resorts International	2,165,932	0.1
56,100	(1)	Netflix, Inc.	10,173,735	0.6
28,959	(1)	Priceline.com, Inc.	53,018,716	3.2
162,326		Restaurant Brands International, Inc.	10,369,385	0.6
51,093	(1),(2)	Tesla, Inc.	17,427,822	1.0
214,200		Yum! Brands, Inc.	15,767,262	1.0
			249,642,116	14.9

		Consumer Staples: 2.8%
190,794		British American Tobacco PLC	11,944,401	0.7
8,187		Danone	643,035	0.1
112,400		Kraft Heinz Co.	8,716,620	0.5
231,555		Philip Morris International, Inc.	25,704,921	1.5
			47,008,977	2.8

		Financials: 6.3%
47,550		Chubb Ltd.	6,778,252	0.4
107,800		First Republic Bank	11,260,788	0.6
269,300		Intercontinental Exchange, Inc.	18,500,910	1.1
177,000		JPMorgan Chase & Co.	16,905,270	1.0
521,400		Morgan Stanley	25,115,838	1.5
100,900		State Street Corp.	9,639,986	0.6
372,776		TD Ameritrade Holding Corp.	18,191,469	1.1
			106,392,513	6.3

		Health Care: 16.8%
72,329		Aetna, Inc.	11,501,034	0.7
153,850	(1)	Alexion Pharmaceuticals, Inc.	21,583,617	1.3
72,900		Anthem, Inc.	13,842,252	0.8
118,077		Becton Dickinson & Co.	23,137,188	1.4
64,648	(1)	Biogen, Inc.	20,242,582	1.2
62,516	(1)	Celgene Corp.	9,116,083	0.5
68,070	(1)	Centene Corp.	6,587,134	0.4
91,195		Cigna Corp.	17,047,993	1.0
92,100		Danaher Corp.	7,900,338	0.5
153,900	(1)	HCA Healthcare, Inc.	12,248,901	0.7
44,315		Humana, Inc.	10,796,464	0.6
24,400	(1)	Intuitive Surgical, Inc.	25,519,472	1.5
198,400		Merck & Co., Inc.	12,703,552	0.8
170,700		Stryker Corp.	24,242,814	1.4
176,500		UnitedHealth Group, Inc.	34,567,525	2.1
161,533	(1)	Vertex Pharmaceuticals, Inc.	24,559,477	1.5
119,300		Zoetis, Inc.	7,606,568	0.4
			283,202,994	16.8

		Industrials: 11.3%
91,269	(2)	Acuity Brands, Inc.	15,632,554	0.9
539,300		American Airlines Group, Inc.	25,611,357	1.5
160,742		Boeing Co.	40,862,224	2.4
123,528		Equifax, Inc.	13,092,733	0.8
158,621		Fortive Corp.	11,228,781	0.7
148,465		Fortune Brands Home & Security, Inc.	9,981,302	0.6
134,200		Honeywell International, Inc.	19,021,508	1.1
102,200		Illinois Tool Works, Inc.	15,121,512	0.9
67,232		Roper Technologies, Inc.	16,364,269	1.0
230,502	(1)	TransUnion	10,893,524	0.7
119,570	(1)	United Continental Holdings, Inc.	7,279,422	0.4
74,422	(2)	Wabtec Corp.	5,637,466	0.3
			190,726,652	11.3

		Information Technology: 39.7%
278,464	(1),(2)	Alibaba Group Holding Ltd. ADR	48,093,518	2.9
41,950	(1)	Alphabet, Inc. - Class A	40,847,554	2.4
42,871	(1)	Alphabet, Inc. - Class C	41,118,005	2.4
637,195		Apple, Inc.	98,204,493	5.8
26,200		ASML Holding NV-NY REG	4,485,440	0.3
143,343	(1),(3)	Dropbox, Inc. - Class A	1,347,424	0.1
140,500	(1)	Electronic Arts, Inc.	16,587,430	1.0
387,769	(1)	Facebook, Inc.	66,258,089	3.9
170,900		Fidelity National Information Services, Inc.	15,960,351	0.9
103,028	(1)	Fiserv, Inc.	13,286,491	0.8
143,100		Intuit, Inc.	20,340,234	1.2
212,300		Mastercard, Inc. - Class A	29,976,760	1.8
882,400		Microsoft Corp.	65,729,976	3.9
21,300		Nvidia Corp.	3,807,801	0.2
698,400	(1)	PayPal Holdings, Inc.	44,718,552	2.7
216,764	(1)	Salesforce.com, Inc.	20,250,093	1.2
112,895	(1)	ServiceNow, Inc.	13,268,549	0.8
642,700		Symantec Corp.	21,086,987	1.3
413,800		Tencent Holdings Ltd.	18,091,623	1.1
158,700	(1)	Vantiv, Inc.	11,183,589	0.7
423,800		Visa, Inc. - Class A	44,600,712	2.6
82,213	(1)	Workday, Inc.	8,664,428	0.5
276,454		Xilinx, Inc.	19,581,237	1.2
			667,489,336	39.7

		Real Estate: 3.1%
125,900		American Tower Corp.	17,208,012	1.0
282,412		Crown Castle International Corp.	28,235,552	1.7
13,938		Equinix, Inc.	6,220,529	0.4

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
5,062	(1),(3)	WeWork Companies, Inc., - Class A	$262,262	0.0
			51,926,355	3.1

		Telecommunication Services: 0.6%
154,200	(1)	T-Mobile US, Inc.	9,507,972	0.6

		Utilities: 1.1%
56,796		American Water Works Co., Inc.	4,595,364	0.3
90,300		NextEra Energy, Inc.	13,233,465	0.8
			17,828,829	1.1

	Total Common Stock (Cost $1,193,777,749)		1,623,725,744	96.6

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.3%
1,054	(1),(3)	Flipkart Online Services Pvt. Ltd., - Series A	92,871	0.0
1,862	(1),(3)	Flipkart Online Services Pvt. Ltd., - Series C	164,067	0.0
3,462	(1),(3)	Flipkart Online Services Pvt. Ltd., - Series E	305,049	0.1
16,556	(1),(3)	Flipkart Online Services Pvt. Ltd., - Series G	1,982,747	0.1
14,029	(1),(3)	Flipkart Online Services Pvt. Ltd., - Series H	1,995,485	0.1
			4,540,219	0.3

		Information Technology: 1.0%
59,241	(1),(3)	AirBNB, Inc. - Series D	6,646,840	0.4
16,058	(1),(3)	AirBNB, Inc. - Series E	1,801,708	0.1
93,459	(1),(3)	Magic Leap, Inc., - Series C	2,152,641	0.1
73,385	(1),(3)	Uber Technologies, Inc. - Series G	3,135,741	0.2
68,026	(1),(3)	Xiaoju Kuaizhi, Inc., Series A-17	3,464,707	0.2
			17,201,637	1.0

		Real Estate: 0.1%
45,554	(1),(3)	WeWork Companies, Inc. - Series E	2,360,153	0.1

	Total Preferred Stock (Cost $17,707,847)		24,102,009	1.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.8%
	Consumer, Cyclical: 0.8%
12,477,000	(4) Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/18	$12,882,502	0.8

	Total Corporate Bonds/Notes (Cost $12,196,927)	12,882,502	0.8

	Total Long-Term Investments (Cost $1,223,682,523)	1,660,710,255	98.8

SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateral(5): 4.6%
18,485,852	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $18,487,493, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $18,855,569, due 12/01/17-06/01/51)	18,485,852	1.1
18,485,852	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $18,487,478, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $18,855,569, due 10/12/17-12/01/51)	18,485,852	1.1
18,485,852	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $18,487,493, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,855,570, due 11/15/17-08/20/67)	18,485,852	1.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
7,986,203	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $7,986,892, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $8,145,951, due 10/31/17-11/15/42)	$7,986,203	0.5
14,388,739	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $14,390,158, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,702,880, due 01/15/19-02/15/46)	14,388,739	0.8
		77,832,498	4.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
14,188,145	(6) T. Rowe Price Reserve Investment Fund, 1.070%
	(Cost $14,188,145)	14,188,145	0.9

	Total Short-Term Investments (Cost $92,020,643)	92,020,643	5.5

	Total Investments in Securities (Cost $1,315,703,166)	$1,752,730,898	104.3
	Liabilities in Excess of Other Assets	(72,176,596)	(4.3)
	Net Assets	$1,680,554,302	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$249,370,021	$–	$272,095	$249,642,116
Consumer Staples	34,421,541	12,587,436	–	47,008,977
Financials	106,392,513	–	–	106,392,513
Health Care	283,202,994	–	–	283,202,994
Industrials	190,726,652	–	–	190,726,652
Information Technology	648,050,289	18,091,623	1,347,424	667,489,336
Real Estate	51,664,093	–	262,262	51,926,355
Telecommunication Services	9,507,972	–	–	9,507,972
Utilities	17,828,829	–	–	17,828,829
Total Common Stock	1,591,164,904	30,679,059	1,881,781	1,623,725,744
Preferred Stock	–	–	24,102,009	24,102,009
Corporate Bonds/Notes	–	12,882,502	–	12,882,502
Short-Term Investments	14,188,145	77,832,498	–	92,020,643
Total Investments, at fair value	$1,605,353,049	$121,394,059	$25,983,790	$1,752,730,898

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2017:

Investments, at fair value	Fair Value at September 30, 2017	Valuation Technique(s)	Unobservable Inputs	Range		Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$1,347,424	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-		n/a
			Enterprise Value to Sales Multiple	5.2x - 6.4x		Increase
			Discount for Lack of Marketability	10%		Decrease
			Enterprise Value to Gross Profit	6.8	x	Increase
			Sales Growth Rate	30% - 35%		Increase
			Gross Profit Growth Rate	35%		Increase
Flipkart Online Services Pvt. Ltd.	272,095	Recent Comparable Transaction Price	Discount Factor*	-		n/a
WeWork Companies, Inc., - Class A	262,262	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Total Common Stock	$1,881,781

Preferred Stock
AirBNB, Inc. - Series D	$6,646,840	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-		n/a
			Discount for Lack of Marketability	10.3%		Decrease
			Enterprise Value to Sales Multiple	5.3	x	Increase
			Sales Growth Rate	40%		Increase
AirBNB, Inc. - Series E	1,801,708	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-		n/a
			Discount for Lack of Marketability	10.3%		Decrease
			Enterprise Value to Sales Multiple	5.3	x	Increase
			Sales Growth Rate	40%		Increase
Flipkart Online Services Pvt. Ltd., - Series A	92,871	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series C	164,067	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series E	305,049	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series G	1,982,747	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Flipkart Online Services Pvt. Ltd., - Series H	1,995,485	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Magic Leap, Inc., Series C	2,152,641	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Uber Technologies, Inc. - Series G	3,135,741	Recent Comparable Transaction Price/Market Comparable	Discount Factor*	-		n/a
			Enterprise Value to Gross Profit Multiple	13.6	x	Increase
			Enterprise Value to EBITDA Multiple	28.2	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease
WeWork Companies, Inc. - Series E	2,360,153	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Xiaoju Kuaizhi, Inc., Series A-17	3,464,707	Recent Comparable Transaction Price	Discount Factor*	-		n/a
Total Preferred Stock	$24,102,009

* No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2017.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2017:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2016	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	9/30/2017
Asset Table
Investments, at fair value
Common Stock	$1,827,749	$-	$-	$-	$-	$54,032	$-	$-	$1,881,781
Preferred Stock	23,579,639	-	(1,758,503)	-	(663,462)	2,944,335	-	-	24,102,009
Total Investments, at value	$25,407,388	$-	$(1,758,503)	$-	$(663,462)	$2,998,367	$-	$-	$25,983,790

*As of September 30, 2017, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,998,367.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,318,745,849.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$447,631,186
Gross Unrealized Depreciation	(13,518,456)

Net Unrealized Appreciation	$434,112,730

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Canada: 1.9%
509,310		Alamos Gold, Inc.	$3,442,936	0.5
460,200	(1)	Husky Energy, Inc.	5,761,029	0.9
167,500		Wheaton Precious Metals Corp.	3,194,951	0.5
			12,398,916	1.9

		China: 6.7%
36,110	(1)	Baidu, Inc. ADR	8,944,086	1.4
2,585,000		China Life Insurance Co., Ltd.	7,748,690	1.2
729,000		China Mobile Ltd.	7,400,776	1.1
21,246,000		China Telecom Corp., Ltd.	10,930,821	1.7
3,094,000		Kunlun Energy Co. Ltd.	3,027,895	0.4
1,368,800		Sinopharm Group Co.	6,063,093	0.9
			44,115,361	6.7

		France: 9.1%
306,996		AXA S.A.	9,281,093	1.4
164,584		BNP Paribas	13,277,869	2.0
121,133		Cie de Saint-Gobain	7,217,070	1.1
47,171		Cie Generale des Etablissements Michelin	6,882,284	1.1
189,809		Credit Agricole SA	3,455,286	0.5
115,691		Sanofi	11,516,590	1.8
147,259		Total S.A.	7,906,946	1.2
			59,537,138	9.1

		Germany: 11.2%
95,421		Bayer AG	13,034,755	2.0
66,865		HeidelbergCement AG	6,881,013	1.1
391,745	(1)	Infineon Technologies AG	9,876,778	1.5
187,470	(2)	Innogy SE	8,351,596	1.3
123,760		Lanxess	9,773,427	1.5
83,268		Merck KGaA	9,273,775	1.4
42,620	(1),(3)	Morphosys AG	3,600,451	0.5
30,717		SAP SE	3,367,955	0.5
65,920	(1)	Siemens AG	9,301,880	1.4
			73,461,630	11.2

		Hong Kong: 3.2%
973,900		AIA Group Ltd.	7,210,075	1.1
583,140		CK Asset Holdings Ltd.	4,847,836	0.7
228,400		CK Hutchison Holdings Ltd. ADR	2,916,668	0.4
485,640		CK Hutchison Holdings Ltd.	6,220,218	1.0
			21,194,797	3.2

		India: 1.7%
413,798		Housing Development Finance Corp.	11,045,524	1.7

		Israel: 0.9%
339,858		Teva Pharmaceutical Industries Ltd. ADR	5,981,501	0.9

		Italy: 1.6%
626,264	(3)	ENI S.p.A.	10,371,942	1.6

		Japan: 12.4%
151,000		IHI Corp.	5,263,660	0.8
522,200		Inpex Corp.	5,562,882	0.8
630,200	(3)	Konica Minolta, Inc.	5,177,835	0.8
143,500		Mitsui Fudosan Co., Ltd.	3,111,514	0.5
323,500		Nissan Motor Co., Ltd.	3,204,793	0.5
190,100		Omron Corp.	9,693,661	1.5
646,600		Panasonic Corp.	9,383,445	1.4
21,300		Ryohin Keikaku Co., Ltd.	6,278,852	0.9
154,100		SoftBank Group Corp.	12,496,940	1.9
215,500	(3)	Sumitomo Metal Mining Co., Ltd.	6,937,653	1.1
202,900		Sumitomo Rubber Industries, Inc.	3,724,056	0.6
240,400		Suntory Beverage & Food Ltd.	10,693,325	1.6
			81,528,616	12.4

		Luxembourg: 0.7%
212,778	(1)	SES S.A. - Luxembourg	4,658,097	0.7

		Netherlands: 5.2%
52,502		Akzo Nobel NV	4,842,203	0.7
145,314	(1)	QIAGEN NV	4,593,349	0.7
588,596		Royal Dutch Shell PLC - Class B	18,120,556	2.8
374,301		SBM Offshore NV	6,787,190	1.0
			34,343,298	5.2

		Norway: 2.6%
573,623		Telenor ASA	12,151,953	1.9
109,447		Yara International ASA	4,907,698	0.7
			17,059,651	2.6

		Portugal: 1.3%
474,200		Galp Energia SGPS SA	8,409,011	1.3

		Singapore: 3.0%
427,382		DBS Group Holdings Ltd.	6,579,148	1.0
3,077,400		Singapore Telecommunications Ltd.	8,365,684	1.3
282,900		United Overseas Bank Ltd.	4,912,773	0.7
			19,857,605	3.0

		South Korea: 6.5%
171,216		Hana Financial Group, Inc.	7,103,197	1.1
25,200		Hyundai Mobis Co. Ltd.	5,290,938	0.8
174,380		KB Financial Group, Inc. ADR	8,549,851	1.3
19,033		Samsung Electronics Co., Ltd. GDR	21,587,111	3.3
			42,531,097	6.5

		Spain: 0.5%
294,797		Telefonica S.A.	3,203,561	0.5

		Sweden: 0.9%
322,994		Getinge AB	6,063,896	0.9

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: 4.9%
82,527		Novartis AG	$7,078,749	1.1
49,166		Roche Holding AG	12,567,820	1.9
34,680		Swiss Re Ltd.	3,143,548	0.5
547,076		UBS Group AG	9,358,818	1.4
			32,148,935	4.9

		Taiwan: 1.2%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	7,873,342	1.2

		Thailand: 1.2%
1,298,000		Bangkok Bank PCL - Foreign Reg	7,600,974	1.2

		United Kingdom: 20.8%
723,258		Aviva PLC	4,991,874	0.8
1,403,493		BAE Systems PLC	11,885,814	1.8
3,841,860		Barclays PLC	9,961,860	1.5
2,776,524		BP PLC	17,786,384	2.7
436,584		Sky PLC	5,355,947	0.8
2,859,581		Cobham PLC	5,582,979	0.9
217,734		CRH PLC - London	8,268,744	1.3
315,426		GlaxoSmithKline PLC	6,305,551	1.0
1,214,000		HSBC Holdings PLC (HKD)	11,990,569	1.8
164,170		Johnson Matthey PLC	7,528,040	1.1
1,514,234		Kingfisher PLC	6,062,504	0.9
113,520	(1)	LivaNova PLC	7,953,211	1.2
318,960		Rolls-Royce Holdings PLC	3,793,791	0.6
90,814		Shire PLC	4,625,494	0.7
1,090,602	(1)	Standard Chartered PLC	10,843,944	1.6
175,214		Travis Perkins PLC	3,399,706	0.5
3,653,591		Vodafone Group PLC	10,230,730	1.6
			136,567,142	20.8

		United States: 0.2%
173,400		Tahoe Resources, Inc.	911,644	0.2

	Total Common Stock (Cost $491,141,155)		640,863,678	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
		U.S. Government Agency Obligations: 1.5%
9,600,000	(4)	Federal Home Loan Bank Discount Notes, 0.700%, 10/02/17
		(Cost $9,599,814)	9,600,000	1.5

		Securities Lending Collateral(5): 3.7%
5,810,697		Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,811,213, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $5,926,911, due 12/01/17-06/01/51)	5,810,697	0.9
5,810,697		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,811,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,926,911, due 10/12/17-12/01/51)	5,810,697	0.9
5,810,697		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,811,213, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,926,911, due 11/15/17-08/20/67)	5,810,697	0.9
2,510,410		Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,510,627, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $2,560,626, due 10/31/17-11/15/42)	2,510,410	0.3

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
4,522,599	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $4,523,045, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,621,338, due 01/15/19-02/15/46)	$4,522,599	0.7
		24,465,100	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
73,519	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $73,519)	73,519	0.0

	Total Short-Term Investments (Cost $34,138,433)	34,138,619	5.2

	Total Investments in Securities (Cost $525,279,588)	$675,002,297	102.9
	Liabilities in Excess of Other Assets	(19,054,296)	(2.9)
	Net Assets	$655,948,001	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	20.8%
Health Care	15.0
Energy	12.7
Information Technology	10.2
Telecommunication Services	10.0
Materials	8.7
Industrials	8.5
Consumer Discretionary	7.7
Consumer Staples	1.6%
Utilities	1.3
Real Estate	1.2
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Canada	$12,398,916	$–	$–	$12,398,916
China	8,944,086	35,171,275	–	44,115,361
France	–	59,537,138	–	59,537,138
Germany	–	73,461,630	–	73,461,630
Hong Kong	2,916,668	18,278,129	–	21,194,797
India	–	11,045,524	–	11,045,524
Israel	5,981,501	–	–	5,981,501
Italy	–	10,371,942	–	10,371,942
Japan	–	81,528,616	–	81,528,616
Luxembourg	–	4,658,097	–	4,658,097
Netherlands	–	34,343,298	–	34,343,298
Norway	–	17,059,651	–	17,059,651
Portugal	–	8,409,011	–	8,409,011
Singapore	–	19,857,605	–	19,857,605
South Korea	8,549,851	33,981,246	–	42,531,097
Spain	–	3,203,561	–	3,203,561
Sweden	–	6,063,896	–	6,063,896
Switzerland	–	32,148,935	–	32,148,935
Taiwan	–	7,873,342	–	7,873,342
Thailand	–	7,600,974	–	7,600,974
United Kingdom	16,935,896	119,631,246	–	136,567,142
United States	911,644	–	–	911,644
Total Common Stock	56,638,562	584,225,116	–	640,863,678
Short-Term Investments	73,519	34,065,100	–	34,138,619
Total Investments, at fair value	$56,712,081	$618,290,216	$–	$675,002,297

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $527,874,330.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$181,106,220
Gross Unrealized Depreciation	(33,974,425)

Net Unrealized Appreciation	$147,131,795

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017